             As filed with the Securities and Exchange Commission.

                                                      Registration No. 33-24434
===============================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D. C. 20549

                                    FORM N-4

                  REGISTRATION STATEMENT UNDER THE SECURITIES
                                  ACT OF 1933


                      Post-Effective Amendment No. 15 [x]


                                      and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                         NATIONWIDE VARIABLE ACCOUNT-3
                           (Exact Name of Registrant)

                       NATIONWIDE LIFE INSURANCE COMPANY
                              (Name of Depositor)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
        (Address of Depositor's Principal Executive Offices) (Zip Code)

       Depositor's Telephone Number, including Area Code: (614) 249-7111


   PATRICIA R. HATLER, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215

                    (Name and Address of Agent for Service)

This Post-Effective Amendment amends the Registration Statement in respect of the Prospectus, the Statement of Additional Information, and the Financial Statements.

It is proposed that this filing will become effective (check appropriate space)

[   ] immediately upon filing pursuant to paragraph (b) of Rule 485

[ X ] on September 20, 2000 pursuant to paragraph (b) of Rule 485

[   ] 60 days after filing pursuant to paragraph (a) of Rule 485
[   ] on (date) pursuant to paragraph (a) of Rule (485)
[   ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

===============================================================================

                         NATIONWIDE VARIABLE ACCOUNT-3
                    REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 ITEM                                                                                                 CAPTION
PART A     INFORMATION REQUIRED IN A PROSPECTUS
Item 1.    Cover Page.................................................................................Cover Page
Item 2.    Definitions.................................................................Glossary of Special Terms
Item 3.    Synopsis or Highlights......................................................Synopsis of the Contracts
Item 4.    Condensed Financial Information.......................................Condensed Financial Information
Item 5.    General Description of Registrant, Depositor, and Portfolio
                Companies ..........................Nationwide Life Insurance Company; Investing in the Contract
Item 6.    Deductions and Expenses...............................................Standard Charges and Deductions
Item 7.    General Description of Variable
           Annuity Contracts.......................................Contract Ownership; Operation of the Contract
Item 8.    Annuity Period...............................................................Annuitizing the Contract
Item 9.    Death Benefit and Distributions........................................................Death Benefits
Item 10.   Purchases and Contract Value................................................Operation of the Contract
Item 11.   Redemptions....................................................................Surrender (Redemption)
Item 12.   Taxes  ....................................................................Federal Tax Considerations
Item 13.   Legal Proceedings...................................................................Legal Proceedings
Item 14.   Table of Contents of the Statement of Additional
                Information.........................Table of Contents of the Statement of Additional Information

PART B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
Item 15.   Cover Page.................................................................................Cover Page
Item 16.   Table of Contents...................................................................Table of Contents
Item 17.   General Information and History.......................................General Information and History
Item 18.   Services.....................................................................................Services
Item 19.   Purchase of Securities Being Offered.............................Purchase of Securities Being Offered
Item 20.   Underwriters.............................................................................Underwriters
Item 21.   Calculation of Performance Information.....................................Calculation of Performance
Item 22.   Annuity Payments.....................................................................Annuity Payments
Item 23.   Financial Statements.............................................................Financial Statements

PART C     OTHER INFORMATION
Item 24.   Financial Statements and Exhibits.............................................................Item 24
Item 25.   Directors and Officers of the Depositor.......................................................Item 25
Item 26.   Persons Controlled by or Under Common Control with
                the Depositor or Registrant..............................................................Item 26
Item 27.   Number of Contract Owners.....................................................................Item 27
Item 28.   Indemnification...............................................................................Item 28
Item 29.   Principal Underwriter.........................................................................Item 29
Item 30.   Location of Accounts and Records..............................................................Item 30
Item 31.   Management Services...........................................................................Item 31
Item 32.   Undertakings..................................................................................Item 32

                    SUPPLEMENT DATED SEPTEMBER 20, 2000, TO

                       PROSPECTUS DATED MAY 1, 2000, FOR

                      DEFERRED VARIABLE ANNUITY CONTRACTS
                                   ISSUED BY

                       NATIONWIDE LIFE INSURANCE COMPANY
                                  THROUGH ITS

                        NATIONWIDE VARIABLE ACCOUNT - 3

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. THE "SURRENDER (REDEMPTION)" PROVISION ON PAGE 20 OF YOUR PROSPECTUS IS AMENDED TO INCLUDE THE FOLLOWING:

     Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

2. EFFECTIVE SEPTEMBER 25, 2000: MERGER OF VAN KAMPEN LIFE INVESTMENT TRUST - MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO INTO THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - U.S. REAL ESTATE PORTFOLIO.

     Effective September 25, pursuant to shareholder vote, all shares of Van Kampen Life Investment Trust - Morgan Stanley Real Estate Securities Portfolio were exchanged for shares of The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio. Any assets invested in Van Kampen Life Investment Trust - Morgan Stanley Real Estate Securities Portfolio at the close of business on September 22, 2000 will be exchanged for shares of The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio. The value of the shares received in the exchange equals the value of the shares held in the Van Kampen Life Investment Trust - Morgan Stanley Real Estate Securities Portfolio as of the close of business on September 22, 2000. This exchange of shares will not otherwise affect any contract rights. Contract owners are free to reallocate assets located in The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio pursuant to the terms of the contract.

     Following the exchange, contract owners who had assets in the Van Kampen Life Investment Trust - Morgan Stanley Real Estate Securities Portfolio will have assets in The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio and the Van Kampen Life Investment Trust - Morgan Stanley Real Estate Securities Portfolio will be terminated in accordance with Delaware state law.

3. EFFECTIVE SEPTEMBER 25, 2000, ALL REFERENCES IN YOUR PROSPECTUS TO VAN KAMPEN LIFE INVESTMENT TRUST - MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO ARE DELETED AND PAGE 1 OF YOUR PROSPECTUS IS AMENDED TO INCLUDE THE FOLLOWING UNDERLYING MUTUAL FUND:

         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

         - U.S. Real Estate Portfolio

4. EFFECTIVE SEPTEMBER 25, 2000, THE "UNDERLYING MUTUAL FUND ANNUAL EXPENSES" TABLE ON PAGE 7 OF YOUR PROSPECTUS IS AMENDED AS FOLLOWS:

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES

      (as a percentage of underlying mutual fund average net assets, after expense reimbursement)

                                                                                       Total Underlying
                                             Management        Other         12b-1    Mutual Fund Expenses
                                                Fees          Expenses       Fees
-----------------------------------------------------------------------------------------------------------
 The Universal Institutional Funds, Inc.        0.75%           0.35%         0.00%        1.10%
 -- U. S. Real Estate Portfolio
-----------------------------------------------------------------------------------------------------------

     The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

     Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

                                                                                        Total Underlying
                                              Management       Other         12b-1        Mutual Fund
                                                 Fees         Expenses       Fees           Expenses
-----------------------------------------------------------------------------------------------------------
 The Universal Institutional Funds, Inc.        0.80%           0.35%         0.00%             1.15%
 -- U. S. Real Estate Portfolio
-----------------------------------------------------------------------------------------------------------

5. EFFECTIVE SEPTEMBER 25, 2000, THE "EXAMPLE" CHART ON PAGE 8 OF YOUR PROSPECTUS IS AMENDED AS FOLLOWS:

     The following chart shows the amount of expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

     The chart reflects expenses of both the variable account and the underlying mutual funds. A variable account charge of 1.30% and a seven percent (7%) CDSC are assumed. Deductions for premium taxes are not reflected but may apply.

     In addition, the chart reflects the Contract Maintenance Charge, expressed as a percentage of average account value. Since the average contract value is greater than $1,000, expense effect of the Contract Maintenance Charge is reduced accordingly.

                     If you surrender your      If you do not surrender your  If you annuitize your contract
                   contract at the end of the    contract at the end of the    at the end of the applicable
                     applicable time period        applicable time period              time period
-------------------------------------------------------------------------------------------------------------
                  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs. 1 Yr.  3 Yrs  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs. 5 Yrs.    10 Yrs.
-------------------------------------------------------------------------------------------------------------
The Universal      98     128     166     289     26     80    136     289      *      80     136     289
Institutional
Funds, Inc. --
U. S. Real
Estate Portfolio
-------------------------------------------------------------------------------------------------------------

* The contracts sold under this prospectus do not permit annuitization during the first two contract years.

6. EFFECTIVE SEPTEMBER 25, 2000, "APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS" ON PAGE 38 OF YOUR PROSPECTUS IS AMENDED TO READ:

     THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

         U. S. REAL ESTATE PORTFOLIO

         Investment Objective: Long-term capital growth by investing principally in a diversified portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Portfolio may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities. Morgan Stanley Asset Management, Inc. serves as the Fund's investment adviser.

                       NATIONWIDE LIFE INSURANCE COMPANY

                      Deferred Variable Annuity Contracts

            Issued by Nationwide Life Insurance Company through its
                         Nationwide Variable Account-3

                  The date of this prospectus is May 1, 2000.

-------------------------------------------------------------------------------

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful to many investors in meeting long-term savings and retirement needs. There are, however, costs and charges associated with some of these unique benefits - costs and charges that do not exist or are not present with other investment products. With help from financial consultants or advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus with those of other investment products, including other variable annuity or variable life insurance products offered by Nationwide Life Insurance Company and its affiliates. This process will aid in determining whether the purchase of the contract described in this prospectus is consistent with an individual's goals, risk tolerance, time horizon, marital status, tax situation, and other personal characteristics and needs.

THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD KNOW ABOUT THE CONTRACTS BEFORE INVESTING. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

The following underlying mutual funds are available under the contracts:

VAN KAMPEN LIFE INVESTMENT TRUST

     -   Asset Allocation Portfolio (formerly, Multiple Strategy Fund)

     -   Domestic Income Portfolio (formerly, Domestic Strategic Income Fund)

     -   Emerging Growth Portfolio

     -   Enterprise Portfolio (formerly, Common Stock Fund)

     -   Global Equity Portfolio

     -   Government Portfolio

     -   Money Market Portfolio

     - Morgan Stanley Real Estate Securities Portfolio (formerly, Real Estate Securities Fund)

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account-3 ("variable account") may be allocated to the fixed account.

The Statement of Additional Information (dated May 1, 2000) which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 37.

For general information or to obtain FREE copies of the:

     -   Statement of Additional Information;

     - Prospectus, annual report or semi-annual reports for any underlying mutual fund; and

     -   required Nationwide forms,

call:

              1-800-826-3167
     TDD      1-800-238-3035

or write:

       NATIONWIDE LIFE INSURANCE COMPANY
       P.O. BOX 182030
       COLUMBUS, OHIO 43218-2030

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

              WWW.SEC.GOV

THIS ANNUITY IS NOT:

-   A BANK DEPOSIT

-   ENDORSED BY A BANK OR GOVERNMENT AGENCY

-   FEDERALLY INSURED

-   AVAILABLE IN EVERY STATE

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate the variable annuity payments.

CONTRACT VALUE- The total value of all accumulation units in a contract plus any amount held in the fixed account.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option that is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, SEP IRA, or Tax Sheltered Annuity.

QUALIFIED PLANS- Retirement plans which receive favorable tax treatment under
Section 401 or 403(a) of the Internal Revenue Code.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408(k) of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account for which accumulation units and annuity units are separately maintained - each sub-account corresponding to a single underlying mutual fund.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Variable Account-3, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS.........................3

SUMMARY OF CONTRACT EXPENSES......................6

UNDERLYING MUTUAL FUND ANNUAL EXPENSES............7

EXAMPLE...........................................8

SYNOPSIS OF THE CONTRACTS.........................9

FINANCIAL STATEMENTS..............................9

CONDENSED FINANCIAL INFORMATION...................9

NATIONWIDE LIFE INSURANCE COMPANY................10

GENERAL DISTRIBUTOR..............................10

TYPES OF CONTRACTS...............................10
     Non-Qualified Contracts
     Individual Retirement Annuities (IRAs)
     Simplified Employee Pension IRAs (SEP IRAs)
     Tax Sheltered Annuities
     Qualified Plans

INVESTING IN THE CONTRACT........................11
     The Variable Account and Underlying Mutual
         Funds
     The Fixed Account

CHARGES AND DEDUCTIONS...........................14
     Contract Maintenance Charge
     Mortality and Expense Risk Charge
     Administration Charge
     Contingent Deferred Sales Charge
     Premium Taxes

CONTRACT OWNERSHIP...............................16
     Owner's Beneficiary
     Annuitant
     Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT........................17
     Minimum Initial and Subsequent Purchase
         Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers Prior to annuitization
     Transfers After Annuitization
     Transfer Requests

RIGHT TO REVOKE..................................20

SURRENDER (REDEMPTION)...........................20
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
     Surrenders Under Qualified Plan or a Tax
         Sheltered Annuity

LOAN PRIVILEGE...................................21
     Minimum & Maximum Loan Amounts
     Loan Processing Fee
     How Loan Requests are Processed
     Interest
     Loan Repayment
     Distributions & Annuity Payments
     Transferring the Contract
     Grace Period & Loan Default

ASSIGNMENT.......................................21

CONTRACT OWNER SERVICES..........................23
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals

ANNUITY COMMENCEMENT DATE........................24

ANNUITIZING THE CONTRACT.........................24
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Annuity Payment Options

DEATH BENEFITS...................................26
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     Death Benefit Payment

REQUIRED DISTRIBUTIONS...........................27
     Required Distributions for Non-Qualified
         Contracts
     Required Distributions for Qualified Plans
         or Tax Sheltered Annuities
     Required Distributions for IRAs and SEP IRAs

FEDERAL TAX CONSIDERATIONS.......................30
     Federal Income Taxes
     Non-Resident Aliens
     Federal Estate, Gift, and Generation Skipping
         Transfer Taxes
     Charge for Tax
     Diversification
     Tax Changes

STATEMENTS AND REPORTS...........................34

LEGAL PROCEEDINGS................................34

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY..35

TABLE OF CONTENTS OF STATEMENT OF
     ADDITIONAL INFORMATION......................37

APPENDIX A: OBJECTIVES FOR UNDERLYING
     MUTUAL FUNDS................................38

APPENDIX B: CONDENSED FINANCIAL INFORMATION......40

SUMMARY OF CONTRACT EXPENSES

The expenses listed below are charged to all contracts unless the contract owner meets an available exception under the contract.

CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales
Charge ("CDSC") (as a percentage of
the lesser of purchase payments or
amounts surrendered)............................7%(1)

Range of CDSC over time:

--------------------------------------------------------
Number of Completed Years from           CDSC
   Date of Purchase Payment           Percentage
--------------------------------------------------------
               0                          7%
--------------------------------------------------------
               1                          6%
--------------------------------------------------------
               2                          5%
--------------------------------------------------------
               3                          4%
--------------------------------------------------------
               4                          3%
--------------------------------------------------------
               5                          2%
--------------------------------------------------------
               6                          1%
--------------------------------------------------------
               7                          0%
--------------------------------------------------------

(1) During the first contract year, the contract owner may withdraw without a CDSC any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code. Starting with the second year after a purchase payment has been made, the contract owner may withdraw without a CDSC the greater of:

 a)  10% of all purchase payments; or

 b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year (see "Contingent Deferred Sales Charge").

Withdrawals may be restricted for contracts issued to fund Qualified Plans or contracts issued as Tax Sheltered Annuities due to Internal Revenue Code restrictions.

MAXIMUM ANNUAL CONTRACT MAINTENANCE CHARGE.............................$30(2)

VARIABLE ACCOUNT CHARGES (3)
(as a percentage of daily net assets of the variable account)

Mortality and Expense Risk Charge.............1.25%
Administration Charge.........................0.05%
    Total Variable Account Charges............1.30%

(2) The Contract Maintenance Charge is deducted on each contract anniversary and on the date of surrender upon full surrender of the contract.

(3) These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account. They are charged on a daily basis at the annual rate noted above.

LOAN PROCESSING FEE

Nationwide may assess a loan processing fee at the time each new loan is processed. Loans are only available for contracts issued Qualified Contracts and Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee (see "Loan Privilege").

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
             (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS,
                          AFTER EXPENSE REIMBURSEMENT)

                                                           Management       Other         12b-1       Total Mutual
                                                              Fees         Expenses        Fees      Fund Expenses
---------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust - Asset Allocation          0.33%          0.27%         0.00%          0.60%
Portfolio
---------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust - Domestic Income           0.01%          0.60%         0.00%          0.61%
Portfolio*
---------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust - Emerging Growth           0.67%          0.18%         0.00%          0.85%
Portfolio
---------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust - Enterprise Portfolio      0.48%          0.12%         0.00%          0.60%
---------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust - Global Equity             0.00%          1.20%         0.00%          1.20%
Portfolio
---------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust - Government Portfolio      0.36%          0.24%         0.00%          0.60%
---------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust - Money Market              0.19%          0.43%         0.00%          0.62%
Portfolio**
---------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust - Morgan Stanley Real       0.97%          0.13%         0.00%          1.10%
Estate Securities Portfolio
---------------------------------------------------------------------------------------------------------------------

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

                                                           Management       Other         12b-1       Total Mutual
                                                              Fees         Expenses        Fees      Fund Expenses
---------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust - Asset Allocation           0.50%         0.27%         0.00%          0.77%
Portfolio
---------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust - Domestic Income            0.50%         0.60%         0.00%          1.10%
Portfolio*
---------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust - Emerging Growth            0.70%         0.18%         0.00%          0.88%
Portfolio
---------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust - Enterprise Portfolio       0.50%         0.12%         0.00%          0.62%
---------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust - Global Equity              1.00%         3.84%         0.00%          4.84%
Portfolio
---------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust - Government Portfolio       0.50%         0.24%         0.00%          0.74%
---------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust - Money Market               0.50%         0.43%         0.00%          0.93%
Portfolio**
---------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust - Morgan Stanley Real        1.00%         0.13%         0.00%          1.13%
Estate Securities Portfolio
---------------------------------------------------------------------------------------------------------------------

* The ratio of expenses to average net assets does not reflect credits earned on the overnight cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by 0.01% for the year ended December 31, 1999.

** The ratio of expenses to average net assets does not reflect credits earned on the overnight cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by 0.02% for the year ended December 31, 1999.

EXAMPLE

The following chart shows expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The chart reflects expenses of both the variable account and the underlying mutual funds.

A variable account charge of 1.30% and a seven percent (7%) CDSC are assumed. Deductions for premium taxes are not reflected but may apply.

In addition, the chart reflects the Contract Maintenance Charge, expressed as a percentage of average account value. Since the average contract value is greater than $1,000, the expense effect of the Contract Maintenance Charge is reduced accordingly.

                               If you surrender your contract  If you do not surrender your  If you annuitize your contract
                                at the end of the applicable    contract at the end of the    at the end of the applicable
                                        time period               applicable time period              time period
---------------------------------------------------------------------------------------------------------------------------
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
---------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment       91     109    137     236      21    64     110     236      *     64     110      236
Trust - Asset Allocation
Portfolio
---------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment       91     109    137     237      21    64     110     237      *     64     110      237
Trust - Domestic Income
Portfolio
---------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment       93     117    150     263      23    72     123     263      *     72     123      263
Trust - Emerging Growth
Portfolio
---------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment       91     109    137     236      21    64     110     236      *     64     110      236
Trust - Enterprise Portfolio
---------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment       97     128    168     300      27    83     141     300      *     83     141      300
Trust - Global Equity
Portfolio
---------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment       91     109    137     236      21    64     110     236      *     64     110      236
Trust - Government Portfolio
---------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment       91     110    138     239      21    65     111     239      *     65     111      239
Trust - Money Market Portfolio
---------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment       96     125    163     289      26    80     136     289      *     80     136      289
Trust - Morgan Stanley Real
Estate Securities Portfolio
---------------------------------------------------------------------------------------------------------------------------

* The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are flexible purchase payment contracts. References throughout the prospectus to the contracts will also mean certificates issued under group flexible fund retirement contracts.

The contracts can be categorized as:

-    Non-Qualified;

-    Individual Retirement Annuities;

-    SEP IRAs;

-    Tax Sheltered Annuities; or

-    Qualified.

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" later in this prospectus.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

                    MINIMUM INITIAL       MINIMUM
     CONTRACT          PURCHASE         SUBSEQUENT
       TYPE             PAYMENT          PAYMENTS
-------------------------------------------------------
Non-Qualified            $1,500             $10
-------------------------------------------------------
IRA                        $0               $10
-------------------------------------------------------
SEP IRA                    $0               $10
-------------------------------------------------------
Tax Sheltered              $0               $10
Annuity
-------------------------------------------------------
Qualified                  $0               $10
-------------------------------------------------------

Nationwide may lower the $10 subsequent purchase payment minimum for certain employer sponsored programs.

CHARGES AND EXPENSES

Nationwide deducts a Mortality and Expense Risk Charge equal to an annual rate of 1.25% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and administrative risks (see "Mortality and Expense Risk Charge").

Nationwide deducts an Administration Charge equal to an annual rate of 0.05% of the daily net assets of the variable account. Nationwide assesses this charge to reimburse it for administrative expenses related to contract issuance and maintenance (see "Administration Charge").

A $30 Contract Maintenance Charge is deducted on each contract anniversary and on the date of surrender upon full surrender of the contract (see "Contract Maintenance Charge").

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a CDSC if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed of 7% of purchase payments surrendered.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. The payments will be based on the annuity payment option chosen at the time of application (see "Annuity Payment Options").

TAXATION

How the contracts are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained without charge by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges (for more information on the calculation of accumulation unit values, see "Variable Payment Annuity"). Please refer to Appendix B for information regarding accumulation units.

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

GENERAL DISTRIBUTOR

The contracts are distributed by the general distributor, Van Kampen Funds Inc., located at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181-5555.

TYPES OF CONTRACTS

The following is a general description of the types of annuity contracts, and is intended to provide only general information of the various types of contracts; it is not intended to be comprehensive. The eligibility requirements, tax benefits, limitations, and other features of these contracts differ one from the other.

NON-QUALIFIED CONTRACTS

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a SEP IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within the statutory period.

Non-Qualified Contracts that are owned by natural persons can defer the incidence of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

INDIVIDUAL RETIREMENT ANNUITIES (IRAS)

IRAs are contracts that are issued by insurance companies and satisfy the following requirements:

-    the contract is not transferable by the owner;

-    the premiums are not fixed;

- the annual premium cannot exceed $2,000 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

- certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

-    the entire interest of the owner in the contract is nonforfeitable; and

- after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from other IRAs, from Tax Sheltered Annuities, and from qualified retirement plans, including 401(k) plans.

For further details regarding IRAs, please refer to the disclosure statement that should have been received when the IRA was established.

Simplified Employee Pension IRAs (SEP IRAs)

A SEP IRA is a written plan established by an employer for the benefit of employees, which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as for a IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy the following requirements:

- minimum participation rules;

- top-heavy contribution rules;

- nondiscriminatory allocation rules; and

- requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludible from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Qualified Plans

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a qualified plan.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Variable Account-3 is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on October 7, 1987, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions. There are two sub-accounts for each underlying mutual fund. One sub-account contains shares attributable to accumulation units under Non-Qualified Contracts. The other contains shares attributable to accumulation units under IRAs, SEP IRAs, Tax Sheltered Annuities, and Qualfied Contracts.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

     1) shares of a current underlying mutual fund are no longer available for investment; or

     2)  further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC and state insurance departments.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in other Nationwide separate accounts. It is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account. However, information relating to the fixed account is subject to federal securities laws relating to accuracy and completeness of prospectus disclosure.

Purchase payments will be allocated to the fixed account by election of the contract owner.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rates(s) depending on the following categories of fixed account allocations:


- New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

- Variable Account to Fixed Rate - Allocations transferred from any of the underlying mutual funds in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

- Renewal Rate - The rate available for maturing fixed account allocations that are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the underlying mutual fund options.

- Dollar Cost Averaging - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the 12 month anniversary of the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 3.0% per year.

Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less surrenders and any applicable charges including CDSC.

CHARGES AND DEDUCTIONS

CONTRACT MAINTENANCE CHARGE

On each contract anniversary (and upon a full surrender of the contract), Nationwide deducts a maximum Contract Maintenance Charge of $30. This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract.

The Contract Maintenance Charge will be assessed as follows:

  Contract Maintenance              Contract
         Charge                       Type
--------------------------------------------------------
          $30            - Non-Qualified Contracts
                         - IRAs
                         - Tax Sheltered Annuities sold
                           before May 1, 1992
                         - Qualified Contracts
                           sold before May 1, 1992 (1)
--------------------------------------------------------
          $12            - Tax Sheltered Annuities
                           sold on or after May 1, 1992
                           (2)
--------------------------------------------------------
       $0 to $30         - Qualified Contracts sold on
                           or after May 1, 1992 (3)
                         - SEP IRAs sold on or after
                           May 1, 1992(3)
--------------------------------------------------------

(1) If an Internal Revenue Code Section 401 plan funded by the contracts was established before May 1, 1992, all contracts subsequently issued under that plan will have an annual Contract Maintenance Charge of $30.

(2) The Contract Maintenance Charge for these plans may be lowered to reflect administrative savings.

(3) Nationwide uses internal underwriting guidelines to determine the Contract Maintenance Charge for these contract types. These guidelines include: the size of the group, the average participant account balance to be transferred, if any, and administrative savings. Contract Maintenance Charges for these contracts will vary in $5.00 increments between $0 and $30.

The deduction of the Contract Maintenance Charge will be taken proportionately from each sub-account and the fixed account based on the value in each option as compared to the total contract value.

Nationwide will not increase the Contract Maintenance Charge. Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis, and is equal to an annual rate of 1.25% of the daily net assets of the variable account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

ADMINISTRATION CHARGE

Nationwide deducts an Administration Charge from the variable account. This amount is computed on a daily basis, and is equal to an annual rate of 0.05% of the daily net assets of the variable account.

The Administration Charge compensates Nationwide for administrative expenses related to contract issuance and maintenance.

If this charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies as follows:

 Number of Years from Date              CDSC
    of Purchase Payment              Percentage
--------------------------------------------------------
             0                           7%
--------------------------------------------------------
             1                           6%
--------------------------------------------------------
             2                           5%
--------------------------------------------------------
             3                           4%
--------------------------------------------------------
             4                           3%
--------------------------------------------------------
             5                           2%
--------------------------------------------------------
             6                           1%
--------------------------------------------------------
             7                           0%
--------------------------------------------------------

The CDSC is used to cover sales expenses, including commissions (maximum of 6% of purchase payments), production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the Contract Maintenance Charge and other variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% tax penalty.

Waiver of Contingent Deferred Sales Charge

During the first contract year, the contract owner may withdraw without a CDSC any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code. Starting with the second year after a purchase payment has been made, the contract owner may withdraw without a CDSC the greater of:


     (a) 10% of all purchase payments; or

     (b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

     (1) upon the annuitization of contracts which have been in force for at least two years;

     (2) upon payment of a death benefit; or

     (3) from any values which have been held under a contract for at least 7 years.

For the following contract types: Tax Sheltered Annuities purchased on or after May 1, 1992; Qualified Contracts that fund Internal Revenue Code Section 401 plans sold on or after May 1, 1992; and SEP IRAs sold after May 1, 1992, Nationwide will waive the CDSC when:

     (a) the participant experiences a hardship (as provided in Internal Revenue Code Section 403(b) and as defined for purposes of Section 401(k));

     (b) the participant becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7));

     (c) the participant attains age 59 1/2 and has participated in the contract for at least 5 years, as determined from the contract anniversary;

     (d) the participant has participated in the contract for at least 15 years as determined from the contract anniversary;

     (e) the participant dies; or

     (f) the contract is annuitized after 2 years from the inception of the contract.

No CDSC applies to transfers among sub-accounts or between or among the fixed account and the variable account. Nationwide may waive the CDSC if a contract described in this prospectus is exchanged for another Nationwide contract (or a contract of any of its affiliated insurance companies). A CDSC may apply to the contract received in the exchange.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

     (1) the time the contract is surrendered;

     (2) annuitization; or

     (3) such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, owner's beneficiary, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

     -   on a Nationwide form;

     -   signed by the contract owner; and

     -   received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner.

OWNER'S BENEFICIARY

Either the contract owner's estate or the owner's beneficiary may receive certain benefits under the contract if the contract owner, who is NOT the annuitant, dies before the annuitization date. In order for the contract owner's estate or the owner's beneficiary to receive the benefits, the contract owner must have made this election.

If more than one owner's beneficiary survives the contract owner, each will share equally unless otherwise specified.

The contract owner may name or change the owner's beneficiary at any time before the annuitization date. To change the owner's beneficiary, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

For contracts issued in the State of New York, references throughout the prospectus to "contingent owner" will mean "owner's beneficiary."

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 78 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

                                         MINIMUM
     CONTRACT       MINIMUM INITIAL    SUBSEQUENT
       TYPE         PURCHASE PAYMENT    PAYMENTS
------------------------------------------------------
Non-Qualified            $1,500            $10
------------------------------------------------------
IRA                        $0              $10
------------------------------------------------------
SEP IRA                    $0              $10
------------------------------------------------------
Tax Sheltered
Annuity                    $0              $10
------------------------------------------------------
Qualified                  $0              $10
------------------------------------------------------

Nationwide may lower the $10 subsequent purchase payment minimum for certain employer sponsored programs.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

-    New Year's Day

-    Martin Luther King, Jr. Day

-    Presidents' Day

-    Good Friday

-    Memorial Day

-    Independence Day

-    Labor Day

-    Thanksgiving

-    Christmas

Nationwide also will not price purchase payments if:

     (1) trading on the New York Stock Exchange is restricted;

     (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

     (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. However, no change may be made that would result in an amount less than 1% being allocated to any sub-account. Contract owners can change allocations or make exchanges among the sub-accounts and the fixed account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

     (1) the value of amounts allocated to the sub-accounts of the variable account; and

     (2) amounts allocated to the fixed account.

If part or all of the contract value is surrendered, or charges are assessed against the contract value, Nationwide will deduct a proportionate amount from each sub-account and the fixed account based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

     (a) is:

         (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

         (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the ex-dividend date occurs during the current valuation period).

     (b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.

     (c) is a factor representing the daily variable account charges. The factor is equal to an annual rate of 1.30% of the daily net assets of the variable account.

Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

         (1) adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn; and

         (2)  adding any interest earned on the amounts allocated.

TRANSFERS PRIOR TO ANNUITIZATION

Transfers from the Fixed Account to the Variable Account

Fixed account allocations may be transferred to the variable account only upon reaching the end of an interest rate guarantee period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use Dollar Cost Averaging may transfer from the fixed account to the variable under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Variable account allocations may be transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. Except as noted below, under no circumstances will the transfer limit be less than 10% of the current value of the variable account, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit. However, where permitted by state law, Nationwide reserves the right to refuse transfers or purchase payments to the fixed account when the fixed account value is greater than or equal to 30% of the contract value at the time the purchase payment is made or the transfer is requested.

Transfers Among Sub-Accounts

Allocations may be transferred among the sub-accounts once per valuation date.

TRANSFER AFTER ANNUITIZATION

After annuitization, transfers may only be made on the anniversary of the annuitization date.

TRANSFER REQUESTS

Nationwide will accept transfer requests in writing or over the telephone. Nationwide will use reasonable procedures to confirm that telephone instructions are genuine and will not be liable for following telephone instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone exchange privilege upon 30 days written notice to contract owners.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

Market Timing Firms

Some contract owners may use market timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market-timing firms will submit transfer or exchange requests on behalf of multiple contract owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage contract owners not using market-timing firms. To avoid this, Nationwide may modify transfer and exchange rights of contract owners who use market timing firms (or other third parties) to transfer or exchange funds on their behalf.

The exchange and transfer rights of individual contract owners will not be modified in any way when instructions are submitted directly by the contract owner, or by the contract owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect contract owners, Nationwide may refuse exchange and transfer requests:

- submitted by any agent acting under a power of attorney on behalf of more than one contract owner; or

- submitted on behalf of individual contract owners who have executed pre-authorized exchange forms which are submitted by market timing firms (or other third parties) on behalf of more than one contract owner at the same time.

Nationwide will not restrict exchange rights unless Nationwide believes it to be necessary for the protection of all contract owners.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All IRA and SEP IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply. The contract owner may direct Nationwide to deduct the CDSC from either:

     a)  the amount requested; or

     b) the contract value remaining after the contract owner receives the requested amount.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner receives the requested amount.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect variable account charges, underlying mutual fund charges, Contract Maintenance Charge, and the investment performance of the underlying mutual funds. A CDSC may apply.

SURRENDERS UNDER A QUALIFIED PLAN OR TAX SHELTERED ANNUITY

Contract owners of a Qualified Plan or Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

A. Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code
     Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

     1. when the contract owner reaches age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code
         Section 72(m)(7)); or

     2. in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

B.   The surrender limitations described in Section A also apply to:

     1. salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     2. earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     3. all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C. Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Qualified Contracts and Tax Sheltered Annuities. These contract owners can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM  & MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

               CONTRACT    MAXIMUM OUTSTANDING LOAN
               VALUES      BALANCE ALLOWED
------------------------------------------------------
NON-ERISA      up to       up to 80% of contract value
PLANS          $20,000     (not more than $10,000)
------------------------------------------------------
               $20,000     up to 50% of contract value
               and over    (not more than $50,000*)
------------------------------------------------------

------------------------------------------------------
ERISA PLANS    All         up to 50% of contract value
                           (not more than $50,000*)
------------------------------------------------------

* The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

LOAN PROCESSING FEE

Nationwide may charge a loan processing fee at the time each new loan is processed. If assessed, this fee compensates Nationwide for expenses related to administering and processing loans.

The fee is taken from the sub-accounts and the fixed account in proportion to the contract value at the time the loan is processed.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. No CDSC will be deducted on transfers related to loan processing.

INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below 3.0%.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

DISTRIBUTIONS & ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

- the contract is surrendered;

- the contract owner/annuitant dies;

- the contract owner who is not the annuitant dies prior to annuitization; or

- annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD & LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

SEP IRAs, IRAs, Qualified Contracts, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset rebalancing is not available for assets held in the fixed account. Requests for asset rebalancing must be on a Nationwide form.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Qualified Contract or Tax Sheltered Annuity. Contract owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the Van Kampen Life Investment Trust - Money Market Portfolio. Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value when the Dollar Cost Averaging program is requested.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

SYSTEMATIC WITHDRAWALS

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise. Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through systematic withdrawals.

If a CDSC applies, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

     1) 10% of all purchase payments made to the contract as of the withdrawal date; or

     2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide. However, if the annuity commencement date is postponed beyond the first day of the calendar month after the annuitant's 75th birthday (or such other annuity commencement date provided in the plan), the death benefit will be limited to the contract value.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. It will be the first day of a calendar month unless otherwise agreed, and must be at least 2 years after the contract is issued. If the contract is issued to fund a Qualified plan or Tax Sheltered Annuity plan, annuitization may occur during the first 2 years subject to Nationwide's approval.

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

     1)  an annuity payment option; and

     2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the annuitization date on an age last birthday basis by:

     1)  deducting applicable premium taxes from the total contract value; then

     2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

The first payment under a variable payment annuity is determined on the annuitization date on an age last birthday basis by:

     1)  deducting applicable premium taxes from the total contract value; then

     2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance is higher or lower than the assumed investment rate of 3.5%.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by multiplying the net investment factor for the valuation period for which the annuity unit is being calculated by the immediately preceding valuation period's annuity unit value, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum built into the variable payment annuity purchase rate basis in the contracts.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be in writing. Exchanges will occur on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

     - the amount to be distributed is less than $500, in which case Nationwide may make one lump sum payment of the contract value; or

     - an annuity payment would be less than $20, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $20. Payments will be made at least annually.

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

     1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

     2) JOINT AND LAST SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

     3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

         The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. IRAs, SEP IRAs, Qualified Contracts, and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If the contract owner who is NOT the annuitant dies before the annuitization date, the owner's beneficiary or the contract owner's estate (if elected by the contract owner) becomes the contract owner. If no owner's beneficiary survives the contract owner or the contract owner has not elected to have the contract owner's estate receive the distribution, the annuitant becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the owner's beneficiary will not have any rights in the contract unless the owner's beneficiary is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is NOT a contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

     1)  in a lump sum;

     2)  as an annuity; or

     3)  in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If no beneficiaries survive the annuitant, the contingent beneficiary(ies) receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

The death benefit value is determined as of the date Nationwide receives:

     1)  proper proof of the annuitant's death;

     2)  an election specifying the distribution method; and

     3)  any state required form(s).

If the annuitant dies before the first day of the calendar month after his or her 75th birthday and before annuitization, the dollar amount of the death benefit will be the greater of:

     1)  the contract value; or

     2)  the sum of all purchase payments, less any amounts surrendered.

If the annuitant dies on or after the first day of the calendar month after his or her 75th birthday and before annuitization, the death benefit will equal the contract value.

If the annuitant dies after the annuitization date, payment will be made according to the annuity payment option selected.

REQUIRED DISTRIBUTIONS

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made according to those requirements:

     1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

     2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

     a) any interest payable to or for the benefit of a natural person (referred to herein as a "designated beneficiary"), may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

     b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), then, for purposes of these distribution provisions:

     a) the death of the annuitant will be treated as the death of a contract owner;

     b) any change of annuitant will be treated as the death of a contract owner; and

     c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.

REQUIRED DISTRIBUTIONS FOR QUALIFIED PLANS OR TAX SHELTERED ANNUITIES

Distributions from Qualified Plans and Tax Sheltered Annuities will be made according to the Minimum Distribution and Incidental Benefit ("MDIB") provisions of Section 401(a)(9) of the Internal Revenue Code. Distributions will be made to the annuitant according to the selected annuity payment option over a period not longer than

     a) the life of the annuitant or the joint lives of the annuitant and the annuitant's designated beneficiary; or

     b) a period not longer than the life expectancy of the annuitant or the joint life expectancies of the annuitant and the annuitant's designated beneficiary.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Qualified Plan or Tax Sheltered Annuity of the annuitant.

If the annuitant's entire interest in a Qualified Plan or Tax Sheltered Annuity will be distributed in equal or substantially equal payments over a period described in a) or b), the payments will begin on the required beginning date. The required beginning date is the later of:

     a) April 1 of the calendar year following the calendar year in which the annuitant reaches age 70 1/2; or

     b)  the annuitant's retirement date.

Provision b) does not apply to any employee who is a 5% owner (as defined in
Section 416 of the Internal Revenue Code) with respect to the plan year ending in the calendar year when the employee attains the age of 70 1/2.

Distribution commencing on the required distribution date must satisfy minimum distribution and incidental benefit provisions set forth in the Internal Revenue Code. Those provisions require that distributions cannot be less than the amount determined by dividing the annuitant's interest in the Tax Sheltered Annuity determined by the end of the previous calendar year by (a) the annuitant's life expectancy; or, if applicable, (b) the joint and survivor life expectancy of the annuitant and the annuitant's beneficiary. The life expectancies and joint life expectancies are determined by reference to Treasury Regulation 1.72-9.

If the annuitant dies before distributions begin, the interest in the Qualified Plan or Tax Sheltered Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of the annuitant's death occurs unless:

     a) the annuitant names his or her surviving spouse as the beneficiary and the spouse chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the annuitant would have attained age 70 1/2; or

     b) the annuitant names a beneficiary other than his or her surviving spouse and the beneficiary elects to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the annuitant dies.

If the annuitant dies after distributions have begun, distributions must continue at least as rapidly as under the schedule used before the annuitant's death.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

REQUIRED DISTRIBUTIONS FOR IRAS AND SEP IRAS

Distributions from an IRA or SEP IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distribution may be paid in a lump sum or in substantially equal payments over:

     a) the contract owner's life or the lives of the contract owner and his or her spouse or designated beneficiary; or

     b) a period not longer than the life expectancy of the contract owner or the joint life expectancy of the contract owner and the contract owner's designated beneficiary.

If the contract owner dies before distributions begin, the interest in the IRA or SEP IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of the contract owner's death occurs, unless:

     a) the contract owner names his or her surviving spouse as the beneficiary and such spouse chooses to:

         1) treat the contract as an IRA or SEP IRA established for his or her benefit; or

         2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the contract owner would have reached age 70 1/2; or

     b) the contract owner names a beneficiary other than his or her surviving spouse and such beneficiary elects to receive a distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year of the contract owner's death.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA or SEP IRA of the contract owner.

If the contract owner dies after distributions have begun, distributions must continue at least as rapidly as under the schedule being used before the contract owner's death. However, a surviving spouse who is the beneficiary under the annuity payment option may treat the contract as his or her own, in the same manner as is described in section (a)(i) of this provision.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

A portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior nontaxable distributions and total account balances at the time of the distribution. The owner of an IRA or SEP IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed nontaxable distributions for all years, and the total balance of all IRAs.

If the contract owner dies before the entire interest in the contract has been distributed, the balance will also be included in his or her gross estate.

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

-    the type of contract purchased;

-    the purposes for which the contract is purchased; and

- the personal circumstances of individual investors having interests in the contracts.

See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners are encouraged to consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts:

- IRAs;

- SEP IRAs;

- Tax Sheltered Annuities; and

- "Non-Qualified Annuities."

IRAs and SEP IRAs

Distributions from IRAs and SEP IRAs are generally taxed when received. If any of the amount contributed to the IRA was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

-    made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled (as defined in the Internal Revenue Code;

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-    used for qualified higher education expenses; or

- used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

-    made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled as defined in the Internal Revenue Code;

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-    for qualified higher education expenses;

- used for expenses attributable to the purchase of a home for a qualified first-time buyer; or

- made to the owner after separation from service with his or her employer after age 55.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includible in gross income. The penalty tax does not apply if the distribution is:

-    the result of a contract owner's death;

- the result of a contract owner's disability, as defined in the Internal Revenue Code;

- one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

-    is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts. A contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

- acquired by the estate of a decedent by reason of the death of the decedent;

- issued in connection with certain qualified retirement plans and individual retirement plans; or

- purchased by an employer upon the termination of certain qualified retirement plans.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

-    the distribution is made directly to another Tax Sheltered Annuity or IRA;
     or

- the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, contract owners may not waive withholding if the distribution is subject to mandatory back-up withholding (if no taxpayer identification number is given or if the Internal Revenue Service notifies Nationwide that mandatory back-up withholding is required). Mandatory back-up withholding rates are 31% of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

     1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

     2)  provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

     1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

     2) the distribution is includible in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

-    a transfer of the contract from one contract owner to another; or

-    a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

     a) an individual who is two or more generations younger than the contract owner; or

     b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

- who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

- who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless

- the failure to diversify was accidental;

- the failure is corrected; and

- a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. For more details, contact your personal tax and/or financial advisor.

STATEMENTS AND REPORTS

Nationwide will mail to contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

-    statements showing the contract's quarterly activity;

- confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

- semi-annual reports as of June 30 containing financial statements for the variable account; and

- annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

In November 1997, two plaintiffs, one who was the owner of a variable life insurance contract and the other who was the owner of a variable annuity contract, commenced a lawsuit in a federal court in Texas against Nationwide and the American Century group of defendants (Robert Young and David D. Distad v. Nationwide Life Insurance Company et al.). In this lawsuit, plaintiffs sought to represent a class of variable life insurance contract owners and variable annuity contract owners whom they claim were allegedly misled when purchasing these variable contracts into believing that the performance of their underlying mutual fund option managed by American Century, whose shares may only be purchased by insurance companies, would track the performance of a mutual fund, also managed by American Century, whose shares are publicly traded. The amended complaint seeks unspecified compensatory and punitive damages. On April 27, 1998, the District Court denied, in part, and granted, in part, motions to dismiss the complaint filed by Nationwide and American Century. The remaining claims against Nationwide allege securities fraud, common law fraud, civil conspiracy, and breach of contract. The District Court, on December 2, 1998, issued an order denying plaintiffs' motion for class certification and the appeals court declined to review the order denying class certification upon interlocutory appeal. On June 11, 1999, the District Court denied the plaintiffs' motion to amend their complaint and reconsider class certification. In January 2000 Nationwide and American Century settled this lawsuit now limited to the claims of the two named plaintiffs. On February 9, 2000 the court dismissed this lawsuit with prejudice.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the Court denied the motion to dismiss the amended complaint filed by Nationwide and the other named defendants. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, Van Kampen Funds Inc., is not engaged in any litigation of any material nature.

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY

ADVERTISING

A "yield" and "effective yield" may be advertised for the Van Kampen Life Investment Trust - Money Market Portfolio. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the Van Kampen Life Investment Trust - Money Market Portfolio's units. Yield is an annualized figure, which means that it is assumed that the Van Kampen Life Investment Trust - Money Market Portfolio generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

-    precious metals;

-    real estate;

-    stocks and bonds;

-    closed-end funds;

-    bank money market deposit accounts and passbook savings;

-    CDs; and

-    the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:

-    S&P 500;

-    Shearson/Lehman Intermediate Government/Corporate Bond Index;

-    Shearson/Lehman Long-Term Government/Corporate Bond Index;

-    Donoghue Money Fund Average;

-    U.S. Treasury Note Index;

-    Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and

-    Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

-    Lipper Analytical Services, Inc.;

-    CDA/Wiesenberger;

-    Morningstar;

-    Donoghue's;

-    magazines such as:

     --> Money;

     --> Forbes;

     --> Kiplinger's Personal Finance Magazine;

     --> Financial World;

     --> Consumer Reports;

     --> Business Week;

     --> Time;

     --> Newsweek;

     --> National Underwriter; and

     --> News and World Report;

-    LIMRA;

-    Value;

-    Best's Agent Guide;

-    Western Annuity Guide;

-    Comparative Annuity Reports;

-    Wall Street Journal;

-    Barron's;

-    Investor's Daily;

-    Standard & Poor's Outlook; and

-    Variable Annuity Research & Data Service (The VARDS Report).

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
                                                                            PAGE
General Information and History................................................1
Services.......................................................................1
Purchase of Securities Being Offered...........................................1
Underwriters...................................................................2
Calculations of Performance....................................................2
Annuity Payments...............................................................3
Financial Statements...........................................................4

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

VAN KAMPEN LIFE INVESTMENT TRUST

Van Kampen Life Investment Trust is an open-end diversified management investment company organized as a Delaware business trust. Shares are offered in separate portfolios which are sold only to insurance companies to provide funding for variable life insurance policies and variable annuity contracts. Van Kampen Asset Management, Inc. serves as the portfolio's investment adviser.

     ASSET ALLOCATION PORTFOLIO (FORMERLY, MULTIPLE STRATEGY FUND)

     Investment Objective: Seeks a high total investment return consistent with prudent risk through a fully managed investment policy utilizing equity securities, primarily common stocks of large capitalization companies, as well as investment grade intermediate and long-term debt securities and money market securities.

     DOMESTIC INCOME PORTFOLIO (FORMERLY, DOMESTIC STRATEGIC INCOME FUND)

     Investment Objective: Seeks current income as its primary objective. Capital appreciation is a secondary objective. The Portfolio attempts to achieve these objectives through investment primarily in a diversified portfolio of fixed-income securities. The Portfolio may invest in investment grade securities and lower rated and nonrated securities. Lower rated securities are regarded by the rating agencies as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments.

     EMERGING GROWTH PORTFOLIO

     Investment Objective: Seeks capital appreciation by investing in a portfolio of securities consisting principally of common stocks of small and medium sized companies considered by Van Kampen Asset Management, Inc. ("the Adviser"), to be emerging growth companies. Under normal market conditions, at least 65% of the Portfolio's total assets will be invested in common stocks of small and medium sized companies (less than $2 billion of market capitalization), both domestic and foreign. The Portfolio may invest up to 20% of its total assets in securities of foreign issuers. Additionally, the Portfolio may invest up to 15% of the value of its assets in restricted securities (i.e., securities which may not be sold without registration under the Securities Act of 1933) and in other securities not having readily available market quotations.

     ENTERPRISE PORTFOLIO (FORMERLY, COMMON STOCK FUND)

     Investment Objective: Seeks capital appreciation by investing in a portfolio of securities consisting principally of common stocks.

     GLOBAL EQUITY PORTFOLIO

     Investment Objective: Seeks long term capital growth through investments in an internationally diversified portfolio of equity securities of companies of any nation including the United States. The Portfolio intends to be invested in equity securities of companies of at least three countries including the United States. Under normal market conditions, at least 65% of the Portfolio's total assets are so invested. Equity securities include common stocks, preferred stocks and warrants or options to acquire such securities.

     GOVERNMENT PORTFOLIO

     Investment Objective: Seeks to provide investors with a high current return consistent with preservation of capital. The Government Portfolio invests primarily in debt securities issued or guaranteed by the

     U.S. Government, its agencies or instrumentalities. In order to hedge against changes in interest rates, the Government Portfolio may also purchase or sell options and engage in transactions involving interest rate futures contracts and options on such contracts.

     MONEY MARKET PORTFOLIO

     Investment Objective: Seeks protection of capital and high current income by investing in short-term money market instruments.

     MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO

     Investment Objective: Seeks long-term capital growth by investing principally in a diversified portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Portfolio's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Portfolio may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities.

APPENDIX B: CONDENSED FINANCIAL INFORMATION

Accumulation unit values for accumulation units outstanding throughout the period.

UNDERLYING MUTUAL FUND   ACCUMULATION UNIT  ACCUMULATION UNIT  PERCENT CHANGE IN  NUMBER OF          YEAR
                         VALUE AT           VALUE AT END OF    ACCUMULATION UNIT  ACCUMULATION
                         BEGINNING OF       PERIOD             VALUE              UNITS AT END OF
                         PERIOD                                                   PERIOD
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Van Kampen Life                 32.817146          33.990612         3.58%             270,771       1999
Investment Trust -       -----------------------------------------------------------------------------------------
Asset Allocation                28.743704          32.817146        14.17%             332,781       1998
Portfolio - Q            -----------------------------------------------------------------------------------------
                                23.907038          28.743704        20.23%             422,523       1997
                         -----------------------------------------------------------------------------------------
                                21.272421          23.907038        12.39%             513,310       1996
                         -----------------------------------------------------------------------------------------
                                16.406732          21.272421        29.66%             606,415       1995
                         -----------------------------------------------------------------------------------------
                                17.253369          16.406732        -4.91%             749,168       1994
                         -----------------------------------------------------------------------------------------
                                16.230095          17.253369         6.30%             841,559       1993
                         -----------------------------------------------------------------------------------------
                                15.327503          16.230095         5.89%             812,793       1992
                         -----------------------------------------------------------------------------------------
                                12.222570          15.327503        25.40%             704,818       1991
                         -----------------------------------------------------------------------------------------
                                12.154424          12.222570         0.56%             577,104       1990
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
Van Kampen Life                 32.817146          33.990612         3.58%             477,855       1999
Investment Trust -       -----------------------------------------------------------------------------------------
Asset Allocation                28.743704          32.817146        14.17%             630,892       1998
Portfolio - NQ           -----------------------------------------------------------------------------------------
                                23.907038          28.743704        20.23%             771,497       1997
                         -----------------------------------------------------------------------------------------
                                21.272421          23.907038        12.39%           1,010,988       1996
                         -----------------------------------------------------------------------------------------
                                16.406732          21.272421        29.66%           1,070,729       1995
                         -----------------------------------------------------------------------------------------
                                17.253369          16.406732        -4.91%           1,250,980       1994
                         -----------------------------------------------------------------------------------------
                                16.230095          17.253369         6.30%           1,367,736       1993
                         -----------------------------------------------------------------------------------------
                                15.327503          16.230095         5.89%           1,273,695       1992
                         -----------------------------------------------------------------------------------------
                                12.222570          15.327503        25.40%           1,058,861       1991
                         -----------------------------------------------------------------------------------------
                                12.154424          12.222570         0.56%             876,452       1990
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
Van Kampen Life                 19.351040          18.803197        -2.83%              54,620       1999
Investment Trust -       -----------------------------------------------------------------------------------------
Domestic Income                 18.437191          19.351040         4.96%              83,850       1998
Portfolio - Q            -----------------------------------------------------------------------------------------
                                16.692636          18.437191        10.45%             124,140       1997
                         -----------------------------------------------------------------------------------------
                                15.854864          16.692636         5.28%             165,684       1996
                         -----------------------------------------------------------------------------------------
                                13.235145          15.854864        19.79%             294,678       1995
                         -----------------------------------------------------------------------------------------
                                14.016253          13.235145        -5.57%             304,564       1994
                         -----------------------------------------------------------------------------------------
                                12.208185          14.016253        14.81%             363,127       1993
                         -----------------------------------------------------------------------------------------
                                10.995055          12.208185        11.03%             247,610       1992
                         -----------------------------------------------------------------------------------------
                                 9.189127          10.995055        19.65%             175,620       1991
                         -----------------------------------------------------------------------------------------
                                10.036383           9.189127        -8.44%              85,930       1990
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------

UNDERLYING MUTUAL FUND   ACCUMULATION UNIT  ACCUMULATION UNIT  PERCENT CHANGE IN  NUMBER OF          YEAR
                         VALUE AT           VALUE AT END OF    ACCUMULATION UNIT  ACCUMULATION
                         BEGINNING OF       PERIOD             VALUE              UNITS AT END OF
                         PERIOD                                                   PERIOD
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Van Kampen Life                 19.351040          18.803197        -2.83%            154,960        1999
Investment Trust -       -----------------------------------------------------------------------------------------
Domestic Income                 18.437191          19.351040         4.96%            260,019        1998
Portfolio - NQ           -----------------------------------------------------------------------------------------
                                16.692636          18.437191        10.45%            329,087        1997
                         -----------------------------------------------------------------------------------------
                                15.854864          16.692636         5.28%            486,983        1996
                         -----------------------------------------------------------------------------------------
                                13.235145          15.854864        19.79%            720,487        1995
                         -----------------------------------------------------------------------------------------
                                14.016253          13.235145        -5.57%            574,730        1994
                         -----------------------------------------------------------------------------------------
                                12.208185          14.016253        14.81%            705,552        1993
                         -----------------------------------------------------------------------------------------
                                10.995055          12.208185        11.03%            707,076        1992
                         -----------------------------------------------------------------------------------------
                                 9.189127          10.995055        19.65%            587,343        1991
                         -----------------------------------------------------------------------------------------
                                10.036383           9.189127        -8.44%            324,341        1990
                         -----------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
Van Kampen Life                 21.616956          43.607260       101.73%             56,810        1999
Investment Trust -       -----------------------------------------------------------------------------------------
Emerging Growth                 15.921536          21.616956        35.77%             60,795        1998
Portfolio - Q            -----------------------------------------------------------------------------------------
                                13.395245          15.921536        18.86%             58,542        1997
                         -----------------------------------------------------------------------------------------
                                11.635151          13.395245        15.13%             91,181        1996
                         -----------------------------------------------------------------------------------------
                                10.000000          11.635151        16.35%             24,126        1995
                         -----------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
Van Kampen Life                 21.616956          43.607260       101.73%            124,216        1999
Investment Trust -       -----------------------------------------------------------------------------------------
Emerging Growth                 15.921536          21.616956        35.77%            129,602        1998
Portfolio - NQ           -----------------------------------------------------------------------------------------
                                13.395245          15.921536        18.86%            158,887        1997
                         -----------------------------------------------------------------------------------------
                                11.635151          13.395245        15.13%            173,307        1996
                         -----------------------------------------------------------------------------------------
                                10.000000          11.635151        16.35%             79,497        1995
                         -----------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
Van Kampen Life                 50.513291          62.744344        24.21%            197,285        1999
Investment Trust -       -----------------------------------------------------------------------------------------
Enterprise Portfolio - Q        40.944001          50.513291        23.37%            258,320        1998
                         -----------------------------------------------------------------------------------------
                                31.749417          40.944001        28.96%            316,766        1997
                         -----------------------------------------------------------------------------------------
                                25.778191          31.749417        23.16%            352,086        1996
                         -----------------------------------------------------------------------------------------
                                19.065611          25.778191        35.21%            425,489        1995
                         -----------------------------------------------------------------------------------------
                                19.993094          19.065611        -4.64%            549,470        1994
                         -----------------------------------------------------------------------------------------
                                18.587100          19.993094         7.56%            530,005        1993
                         -----------------------------------------------------------------------------------------
                                17.522020          18.587100         6.08%            495,092        1992
                         -----------------------------------------------------------------------------------------
                                13.014276          17.522020        34.64%            398,318        1991
                         -----------------------------------------------------------------------------------------
                                14.154142          13.014276        -8.05%            218,497        1990
                         -----------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------

UNDERLYING MUTUAL FUND   ACCUMULATION UNIT  ACCUMULATION UNIT  PERCENT CHANGE IN  NUMBER OF          YEAR
                         VALUE AT           VALUE AT END OF    ACCUMULATION UNIT  ACCUMULATION
                         BEGINNING OF       PERIOD             VALUE              UNITS AT END OF
                         PERIOD                                                   PERIOD
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Van Kampen Life                 50.513291          62.744344        24.21%            416,344        1999
Investment Trust -       -----------------------------------------------------------------------------------------
Enterprise Portfolio -          40.944001          50.513291        23.37%            558,179        1998
NQ                       -----------------------------------------------------------------------------------------
                                31.749417          40.944001        28.96%            666,789        1997
                         -----------------------------------------------------------------------------------------
                                25.778191          31.749417        23.16%            797,023        1996
                         -----------------------------------------------------------------------------------------
                                19.065611          25.778191        35.21%            865,665        1995
                         -----------------------------------------------------------------------------------------
                                19.993094          19.065611        -4.64%          1,141,284        1994
                         -----------------------------------------------------------------------------------------
                                18.587100          19.993094         7.56%          1,146,227        1993
                         -----------------------------------------------------------------------------------------
                                17.522020          18.587100         6.08%            926,595        1992
                         -----------------------------------------------------------------------------------------
                                13.014276          17.522020        34.64%            687,711        1991
                         -----------------------------------------------------------------------------------------
                                14.154142          13.014276        -8.05%            286,980        1990
                         -----------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
Van Kampen Life                 16.196384          20.791032        28.37%             18,872        1999
Investment Trust -       -----------------------------------------------------------------------------------------
Global Equity                   13.493564          16.196384        20.03%             19,983        1998
Portfolio - Q                   11.800884          13.493564        14.34%             20,265        1997
                         -----------------------------------------------------------------------------------------
                                10.244062          11.800884        15.20%             13,264        1996
                         -----------------------------------------------------------------------------------------
                                10.000000          10.244062         2.44%              4,239        1995
                         -----------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
Van Kampen Life                 16.196384          20.791032        28.37%             25,515        1999
Investment Trust -       -----------------------------------------------------------------------------------------
Global Equity                   13.493564          16.196384        20.03%             33,277        1998
Portfolio - NQ           -----------------------------------------------------------------------------------------
                                11.800884          13.493564        14.34%             32,094        1997
                         -----------------------------------------------------------------------------------------
                                10.244062          11.800884        15.20%             20,602        1996
                         -----------------------------------------------------------------------------------------
                                10.000000          10.244062         2.44%              5,677        1995
                         -----------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
Van Kampen Life                 17.329001          16.529117        -4.62%             38,406        1999
Investment Trust -       -----------------------------------------------------------------------------------------
Government Portfolio            16.168107          17.329001         7.18%             49,618        1998
- Q                      -----------------------------------------------------------------------------------------
                                14.944372          16.168107         8.19%             61,597        1997
                         -----------------------------------------------------------------------------------------
                                14.827943          14.944372         0.79%            101,057        1996
                         -----------------------------------------------------------------------------------------
                                12.821877          14.827943        15.65%            187,304        1995
                         -----------------------------------------------------------------------------------------
                                13.620968          12.821877        -5.87%            227,201        1994
                         -----------------------------------------------------------------------------------------
                                12.794291          13.620968         6.46%            293,305        1993
                         -----------------------------------------------------------------------------------------
                                12.260048          12.794291         4.36%            171,646        1992
                         -----------------------------------------------------------------------------------------
                                10.689640          12.260048        14.69%             92,681        1991
                         -----------------------------------------------------------------------------------------
                                10.000000          10.689640         6.90%             34,202        1990
                         -----------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------

UNDERLYING MUTUAL FUND   ACCUMULATION UNIT  ACCUMULATION UNIT  PERCENT CHANGE IN  NUMBER OF          YEAR
                         VALUE AT           VALUE AT END OF    ACCUMULATION UNIT  ACCUMULATION
                         BEGINNING OF       PERIOD             VALUE              UNITS AT END OF
                         PERIOD                                                   PERIOD
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Van Kampen Life                 17.329001          16.529117        -4.62%            164,188        1999
Investment Trust -       -----------------------------------------------------------------------------------------
Government Portfolio            16.168107          17.329001         7.18%            189,945        1998
- NQ                     -----------------------------------------------------------------------------------------
                                14.944372          16.168107         8.19%            228,036        1997
                         -----------------------------------------------------------------------------------------
                                14.827943          14.944372         0.79%            315,546        1996
                         -----------------------------------------------------------------------------------------
                                12.821877          14.827943        15.65%            427,994        1995
                         -----------------------------------------------------------------------------------------
                                13.620968          12.821877        -5.87%            501,364        1994
                         -----------------------------------------------------------------------------------------
                                12.794291          13.620968         6.46%            720,049        1993
                         -----------------------------------------------------------------------------------------
                                12.260048          12.794291         4.36%            452,081        1992
                         -----------------------------------------------------------------------------------------
                                10.689640          12.260048        14.69%            257,611        1991
                         -----------------------------------------------------------------------------------------
                                10.000000          10.689640         6.90%            119,020        1990
                         -----------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
Van Kampen Life                 15.274640          15.775220         3.28%            100,916        1999
Investment Trust -       -----------------------------------------------------------------------------------------
Money Market                    14.734706          15.274640         3.66%             89,001        1998
Portfolio - Q*           -----------------------------------------------------------------------------------------
                                14.208651          14.734706         3.70%            108,657        1997
                         -----------------------------------------------------------------------------------------
                                13.724323          14.208651         3.53%            115,165        1996
                         -----------------------------------------------------------------------------------------
                                13.183559          13.724323         4.10%            147,447        1995
                         -----------------------------------------------------------------------------------------
                                12.879003          13.183559         2.36%            277,679        1994
                         -----------------------------------------------------------------------------------------
                                12.709641          12.879003         1.33%            280,849        1993
                         -----------------------------------------------------------------------------------------
                                12.458190          12.709641         2.02%            264,988        1992
                         -----------------------------------------------------------------------------------------
                                11.950917          12.458190         4.24%            209,280        1991
                         -----------------------------------------------------------------------------------------
                                11.217660          11.950917         6.54%            207,210        1990
                         -----------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
Van Kampen Life                 15.274640          15.775220         3.28%            241,145        1999
Investment Trust -       -----------------------------------------------------------------------------------------
Money Market                    14.734706          15.274640         3.66%            303,632        1998
Portfolio - NQ*          -----------------------------------------------------------------------------------------
                                14.208651          14.734706         3.70%            356,149        1997
                         -----------------------------------------------------------------------------------------
                                13.724323          14.208651         3.53%            240,045        1996
                         -----------------------------------------------------------------------------------------
                                13.183559          13.724323         4.10%            326,438        1995
                         -----------------------------------------------------------------------------------------
                                12.879003          13.183559         2.36%            532,988        1994
                         -----------------------------------------------------------------------------------------
                                12.709641          12.879003         1.33%            583,001        1993
                         -----------------------------------------------------------------------------------------
                                12.458190          12.709641         2.02%            374,887        1992
                         -----------------------------------------------------------------------------------------
                                11.950917          12.458190         4.24%            415,122        1991
                         -----------------------------------------------------------------------------------------
                                11.217660          11.950917         6.54%            370,884        1990

------------------------------------------------------------------------------------------------------------------

UNDERLYING MUTUAL FUND   ACCUMULATION UNIT  ACCUMULATION UNIT  PERCENT CHANGE IN  NUMBER OF          YEAR
                         VALUE AT           VALUE AT END OF    ACCUMULATION UNIT  ACCUMULATION
                         BEGINNING OF       PERIOD             VALUE              UNITS AT END OF
                         PERIOD                                                   PERIOD
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Van Kampen Life                 15.615675          14.892896        -4.63%              6,848        1999
Investment Trust -       -----------------------------------------------------------------------------------------
Morgan Stanley Real             17.901858          15.615675       -12.77%              8,813        1998
Estate Securities        -----------------------------------------------------------------------------------------
Portfolio - Q                   14.931303          17.901858        19.89%              9,466        1997
                         -----------------------------------------------------------------------------------------
                                10.765351          14.931303        38.70%              4,266        1996
                         -----------------------------------------------------------------------------------------
                                10.000000          10.765351         7.65%              1,762        1995
                         -----------------------------------------------------------------------------------------

                         -----------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
Van Kampen Life                 15.615675          14.892896        -4.63%             13,640        1999
Investment Trust -       -----------------------------------------------------------------------------------------
Morgan Stanley Real             17.901858          15.615675       -12.77%             16,694        1998
Estate Securities        -----------------------------------------------------------------------------------------
Portfolio - Q                   14.931303          17.901858        19.89%             29,364        1997
                         -----------------------------------------------------------------------------------------
                                10.765351          14.931303        38.70%              5,179        1996
                         -----------------------------------------------------------------------------------------
                                10.000000          10.765351         7.65%              2,808        1995
                         -----------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------

* The 7-day yield on the Van Kampen Life Investment Trust - Money Market Portfolio as of December 31, 1999 was 3.52%.

                      STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 1, 2000

                      DEFERRED VARIABLE ANNUITY CONTRACTS
            ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY THROUGH ITS
                         NATIONWIDE VARIABLE ACCOUNT-3

This Statement of Additional Information is not a prospectus. It contains additional information than set forth in the Prospectus and should be read in conjunction with the Prospectus dated May 1, 2000. The Prospectus may be obtained from Nationwide Life Insurance Company by writing P. O. Box 182030, Columbus, Ohio 43218-2030, or by calling 1-800-826-3167, TDD 1-800-238-3035.


                               TABLE OF CONTENTS
                                                               PAGE
General Information and History...................................1
Services..........................................................1
Purchase of Securities Being Offered..............................1
Underwriters......................................................2
Calculations of Performance.......................................2
Annuity Payments..................................................3
Financial Statements..............................................4

GENERAL INFORMATION AND HISTORY

The Nationwide Variable Account-3 ("variable account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $120 billion as of December 31, 1999.

SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value of each contract.

The custodian of the assets of the variable account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds.

The audited financial statements have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.

PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. The agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

UNDERWRITERS

The contracts, which are offered continuously, are distributed by American Capital Marketing Inc., 2800 Post Oak Blvd., Houston, Texas 77056. During the fiscal years ending December 31, 1999, 1998, and 1997 no underwriting commissions were paid by Nationwide to the distributor, only sales commissions.

CALCULATIONS OF PERFORMANCE

Any current yield quotations of the Money Market Portfolio, subject to Rule 482 of the 1933 Act, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by 365/7 (366/7 in a leap year). At December 31, 1999, the Money Market Portfolio's seven-day current unit value yield was 3.52%. The Money Market Portfolio's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the fund. At December 31, 1999, the Money Market Portfolio's effective yield was 3.58%.

The Money Market Portfolio's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Money Market Portfolio, portfolio quality and average maturity, changes in interest rates, and the Money Market Portfolio's expenses. Although the Money Market Portfolio determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a contract owner's investment in the Money Market Portfolio is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------

The Board of Directors of Nationwide Life Insurance Company and
    Contract Owners of Nationwide Variable Account-3:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-3 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 1999, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.

                                                                    KPMG LLP

Columbus, Ohio
February 18, 2000

                         NATIONWIDE VARIABLE ACCOUNT-3
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                               DECEMBER 31, 1999

Assets:
     Investments at market value:

        Van Kampen LIT - Asset Allocation Fund
          2,096,163 shares (cost $24,654,718) ..........................        $25,468,385

        Van Kampen LIT - Domestic Income Fund
          491,707 shares (cost $4,170,326) .............................          3,953,326

        Van Kampen LIT - Emerging Growth Fund
          170,750 shares (cost $3,693,434) .............................          7,893,775

        Van Kampen LIT - Enterprise Fund
          1,476,205 shares (cost $27,271,508) ..........................         38,543,707

        Van Kampen LIT - Global Equity Fund
          54,478 shares (cost $672,475) ................................            922,851

        Van Kampen LIT - Government Fund
          382,573 shares (cost $3,435,546) .............................          3,374,296

        Van Kampen LIT - Money Market Fund
          5,417,131 shares (cost $5,417,131) ...........................          5,417,131

        Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio
          24,667 shares (cost $371,652) ................................            305,125
                                                                                -----------
             Total investments .........................................         85,878,596
             Accounts receivable .......................................                798
                                                                                -----------
        Total assets ...................................................         85,879,394
Accounts payable .......................................................                138
                                                                                -----------
Contract owners' equity ................................................        $85,879,256
                                                                                ===========

                                                                                                                      Annual
Contract owners' equity represented by:                     Units            Unit Value                               Return*
                                                          --------           ----------                              --------
Contracts in accumulation phase:

        Van Kampen LIT - Asset Allocation Fund:
           Tax qualified .........................         270,771        $   33.990612        $  9,203,672                 4%
           Non-tax qualified .....................         477,855            33.990612          16,242,584                 4%

        Van Kampen LIT - Domestic Income Fund:
           Tax qualified .........................          54,620            18.803197           1,027,031                (3)%
           Non-tax qualified .....................         154,960            18.803197           2,913,743                (3)%

        Van Kampen LIT - Emerging Growth Fund:
           Tax qualified .........................          56,810            43.607260           2,477,328               102%
           Non-tax qualified .....................         124,216            43.607260           5,416,719               102%

        Van Kampen LIT - Enterprise Fund:
           Tax qualified .........................         197,285            62.744344          12,378,518                24%
           Non-tax qualified .....................         416,344            62.744344          26,123,231                24%

        Van Kampen LIT - Global Equity Fund:
           Tax qualified .........................          18,872            20.791032             392,368                28%
           Non-tax qualified .....................          25,515            20.791032             530,483                28%

        Van Kampen LIT - Government Fund:
           Tax qualified .........................          38,406            16.529117             634,817                (5)%
           Non-tax qualified .....................         164,188            16.529117           2,713,883                (5)%

        Van Kampen LIT - Money Market Fund:
           Tax qualified .........................         100,916            15.775220           1,591,972                 3%
           Non-tax qualified .....................         241,145            15.775220           3,804,115                 3%

        Van Kampen LIT - Morgan Stanley
        Real Estate Securities Portfolio:
           Tax qualified .........................           6,848            14.892896             101,987                (5)%
           Non-tax qualified .....................          13,640            14.892896             203,139                (5)%
                                                        ==========         ============
   Reserves for annuity contracts in payout phase:
           Tax qualified .........................                                                   1,938
           Non-tax qualified .....................                                                 121,728
                                                                                              ------------
                                                                                              $ 85,879,256
                                                                                              ============


* The annual return does not include contract charges satisfied by surrendering units.



See accompanying notes to financial statements.

--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-3

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY

STATEMENTS OF OPERATIONS

YEARS ENDED DECEMBER 31, 1999 AND 1998
(UNDERLYING MUTUAL FUNDS OF VAN KAMPEN LIT)

                                                              Total                   Asset Allocation Fund
                                                 -----------------------------      --------------------------
                                                      1999              1998           1999            1998
                                                  ------------      ----------      ----------      ----------
Investment activity:
 Reinvested dividends .........................   $  2,025,017         462,441         992,341          36,927
 Mortality, expense and administration
   charges (note 2) ...........................     (1,140,920)     (1,266,400)       (367,905)       (429,630)
                                                  ------------      ----------      ----------      ----------
    Net investment activity ...................        884,097        (803,959)        624,436        (392,703)
                                                  ------------      ----------      ----------      ----------

 Proceeds from mutual fund shares sold ........     40,239,807      39,771,201       8,769,273       9,985,119
 Cost of mutual fund shares sold ..............    (33,196,418)    (34,580,486)     (7,870,636)     (9,405,948)
                                                  ------------      ----------      ----------      ----------
    Realized gain (loss) on investments .......      7,043,389       5,190,715         898,637         579,171
 Change in unrealized gain (loss) on investments      (669,794)      8,994,987      (3,642,876)      3,129,573
                                                  ------------      ----------      ----------      ----------
    Net gain (loss) on investments ............      6,373,595      14,185,702      (2,744,239)      3,708,744
                                                  ------------      ----------      ----------      ----------
 Reinvested capital gains .....................      5,727,152       1,466,481       2,990,224         998,161
                                                  ------------      ----------      ----------      ----------
     Net increase (decrease) in contract owners'
       equity resulting from operations .......     12,984,844      14,848,224         870,421       4,314,202
                                                  ------------      ----------      ----------      ----------
Equity transactions:
 Purchase payments received from
   contract owners ............................      1,183,501       1,969,286         275,874         524,822
 Transfers between funds ......................              -               -      (1,372,586)       (809,904)
 Redemptions ..................................    (23,356,550)    (20,875,429)     (5,912,033)     (6,663,073)
 Annuity benefits .............................        (25,925)        (22,456)         (9,579)         (7,968)
 Annual contract maintenance charge (note 2) ..        (65,326)        (77,816)        (25,060)        (29,820)
 Contingent deferred sales charges (note 2) ...        (70,212)        (76,867)        (14,743)        (14,549)
 Adjustments to maintain reserves .............            801            (817)            147            (558)
                                                  ------------      ----------      ----------      ----------
     Net equity transactions ..................    (22,333,711)    (19,084,099)     (7,057,980)     (7,001,050)
                                                  ------------      ----------      ----------      ----------

Net change in contract owners' equity .........     (9,348,867)     (4,235,875)     (6,187,559)     (2,686,848)
Contract owners' equity beginning of period ...     95,228,123      99,463,998      31,656,055      34,342,903
                                                  ------------      ----------      ----------      ----------
Contract owners' equity end of period .........   $ 85,879,256      95,228,123      25,468,496      31,656,055
                                                  ============      ==========      ==========      ==========


                                                    Domestic Income Fund             Emerging Growth Fund
                                                  -------------------------       -------------------------
                                                     1999             1998           1999            1998
                                                  ---------       ---------       ---------       ---------
Investment activity:
 Reinvested dividends ..........................  $ 429,732          20,180               -           1,446
 Mortality, expense and administration
   charges (note 2) ............................    (74,265)        (96,249)        (70,621)        (48,924)
                                                  ---------       ---------       ---------       ---------
    Net investment activity ....................    355,467         (76,069)        (70,621)        (47,478)
                                                  ---------       ---------       ---------       ---------


 Proceeds from mutual fund shares sold .........  3,192,232       3,746,179       2,717,924       1,245,627
 Cost of mutual fund shares sold ............... (3,193,198)     (3,581,711)     (1,177,962)       (934,382)
                                                  ---------       ---------       ---------       ---------
    Realized gain (loss) on investments ........       (966)        164,468       1,539,962         311,245
 Change in unrealized gain (loss) on investments    (565,047)        292,822       2,860,589         831,306
                                                  ---------       ---------       ---------       ---------
    Net gain (loss) on investments .............   (566,013)        457,290       4,400,551       1,142,551
                                                  ---------       ---------       ---------       ---------
 Reinvested capital gains ......................          -               -               -               -
                                                  ---------       ---------       ---------       ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........    (210,546)        381,221       4,329,930       1,095,073
                                                  ---------       ---------       ---------       ---------

Equity transactions:
 Purchase payments received from
   contract owners ............................      61,552         225,507         160,637         217,054
 Transfers between funds ......................    (117,071)       (729,708)        447,511         246,295
 Redemptions ..................................  (2,446,195)     (1,527,773)     (1,153,156)       (881,368)
 Annuity benefits .............................      (2,498)         (2,586)              -               -
 Annual contract maintenance charge (note 2) ..      (4,637)         (5,953)         (3,635)         (3,551)
 Contingent deferred sales charges (note 2) ...     (34,960)         (6,386)         (3,318)         (6,441)
 Adjustments to maintain reserves .............         (90)             17             274         (13,062)
                                                  ---------       ---------       ---------       ---------
    Net equity transactions ...................  (2,543,899)     (2,046,882)       (551,687)       (441,073)
                                                  ---------       ---------       ---------       ---------

Net change in contract owners' equity .........  (2,754,445)     (1,665,661)      3,778,243         654,000
Contract owners' equity beginning of period ...   6,707,663       8,373,324       4,115,804       3,461,804
                                                  ---------       ---------       ---------       ---------
Contract owners' equity end of period .........  $3,953,218       6,707,663       7,894,047       4,115,804
                                                  =========       =========       =========       =========

NATIONWIDE VARIABLE ACCOUNT-3

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, Continued

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31, 1999 AND 1998
(UNDERLYING MUTUAL FUNDS OF VAN KAMPEN LIT)


                                                      Enterprise Fund              Global Equity Fund           Government Fund
                                                  --------------------------      --------------------      -----------------------
                                                       1999            1998         1999         1998         1999           1998
                                                  ------------    ----------      -------      -------      ---------     ---------
Investment activity:
 Reinvested dividends .........................   $    115,759        37,274        2,343       10,562        206,767        47,499
 Mortality, expense and administration
   charges (note 2) ...........................       (487,097)     (532,088)     (11,121)     (11,146)       (51,178)      (58,697)
                                                  ------------    ----------      -------      -------      ---------     ---------
    Net investment activity ...................       (371,338)     (494,814)      (8,778)        (584)       155,589       (11,198)
                                                  ------------    ----------      -------      -------      ---------     ---------

 Proceeds from mutual fund shares sold ........     14,137,060    11,539,797      346,089      400,134      1,185,948     1,798,576
 Cost of mutual fund shares sold ..............     (9,571,854)   (7,516,554)    (305,802)    (402,388)    (1,164,520)   (1,667,686)
                                                  ------------    ----------      -------      -------      ---------     ---------
  Realized gain (loss) on investments .........      4,565,206     4,023,243       40,287       (2,254)        21,428       130,890
 Change in unrealized gain (loss) on investments       886,267     4,474,361      175,191      155,933       (367,908)      187,878
                                                  ------------    ----------      -------      -------      ---------     ---------
  Net gain (loss) on investments ..............      5,451,473     8,497,604      215,478      153,679       (346,480)      318,768
                                                  ------------    ----------      -------      -------      ---------     ---------
 Reinvested capital gains ......................     2,726,941       457,154        9,987            -              -             -
                                                  ------------    ----------      -------      -------      ---------     ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........      7,807,076     8,459,944      216,687      153,095       (190,891)      307,570
                                                  ------------    ----------      -------      -------      ---------     ---------

Equity transactions:
 Purchase payments received from
  contract owners .............................        430,203       629,483       26,158       30,769         37,063        58,124
 Transfers between funds .......................    (1,686,157)     (128,135)      (8,101)     266,300        251,439        28,249
 Redemptions ...................................    (9,249,464)   (7,873,368)    (172,871)    (291,981)      (898,143)     (915,228)
 Annuity benefits ..............................        (5,871)       (3,745)           -            -         (4,912)       (5,087)
 Annual contract maintenance charge (note 2) ...       (23,885)      (29,054)        (776)      (1,035)        (3,072)       (3,571)
 Contingent deferred sales charges (note 2) ....       (12,096)      (24,380)        (849)      (1,051)          (449)       (4,251)
 Adjustments to maintain reserves ..............           547       (39,639)         (16)          13             11            41
                                                  ------------    ----------      -------      -------      ---------     ---------
    Net equity transactions ...................    (10,546,723)   (7,468,838)    (156,455)       3,015       (618,063)     (841,723)
                                                  ------------    ----------      -------      -------      ---------     ---------

Net change in contract owners' equity .........     (2,739,647)      991,106       60,232      156,110       (808,954)     (534,153)
Contract owners' equity beginning of period ...     41,283,855    40,292,749      862,619      706,509      4,183,233     4,717,386
                                                  ------------    ----------      -------      -------      ---------     ---------
Contract owners' equity end of period .........   $ 38,544,208    41,283,855      922,851      862,619      3,374,279     4,183,233
                                                  ============    ==========      =======      =======      =========     =========


                                                        Money Market Fund
                                                    -------------------------
                                                      1999            1998
                                                    ---------       ---------
Investment activity:
 Reinvested dividends .........................    $  254,459         307,418
 Mortality, expense and administration
  charges (note 2) ............................       (74,074)        (81,908)
                                                    ---------       ---------
   Net investment activity ....................       180,385         225,510
                                                    ---------       ---------

 Proceeds from mutual fund shares sold ........     9,754,704      10,714,673
 Cost of mutual fund shares sold ..............    (9,754,703)    (10,714,673)
                                                    ---------       ---------
   Realized gain (loss) on investments ........             1               -
 Change in unrealized gain (loss) on investments            -               -
                                                    ---------       ---------
   Net gain (loss) on investments .............             1               -
                                                    ---------       ---------
 Reinvested capital gains .....................             -               -
                                                    ---------       ---------
     Net increase (decrease) in contract owners'
      equity resulting from operations ........       180,386         225,510
                                                    ---------       ---------

Equity transactions:
 Purchase payments received from
  contract owners .............................       180,927         252,638
 Transfers between funds ......................     2,509,543       1,199,627
 Redemptions ..................................    (3,463,491)     (2,556,917)
 Annuity benefits .............................        (3,065)         (3,070)
 Annual contract maintenance charge (note 2) ..        (4,030)         (4,321)
 Contingent deferred sales charges (note 2) ...        (3,753)        (19,446)
 Adjustments to maintain reserves .............           (71)         52,370
                                                    ---------       ---------
     Net equity transactions ..................      (783,940)     (1,079,119)
                                                    ---------       ---------

Net change in contract owners' equity .........      (603,554)       (853,609)
Contract owners' equity beginning of period ...     6,020,585       6,874,194
                                                    ---------       ---------
Contract owners' equity end of period .........    $5,417,031       6,020,585
                                                    =========       =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-3

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, Continued

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31, 1999 AND 1998
(UNDERLYING MUTUAL FUNDS OF VAN KAMPEN LIT)


                                                      Morgan Stanley Real Estate
                                                         Securities Portfolio
                                                      -------------------------
                                                         1999            1998
                                                      --------         --------
Investment activity:
 Reinvested dividends ..........................        23,616           1,135
 Mortality, expense and administration
  charges (note 2) .............................        (4,659)         (7,758)
                                                       -------         -------
   Net investment activity .....................        18,957          (6,623)
                                                       -------         -------

 Proceeds from mutual fund shares sold .........       136,577         341,096
 Cost of mutual fund shares sold ...............      (157,743)       (357,144)
                                                       -------         -------
   Realized gain (loss) on investments .........       (21,166)        (16,048)
 Change in unrealized gain (loss) on investments       (16,010)        (76,886)
                                                       -------         -------
   Net gain (loss) on investments ..............       (37,176)        (92,934)
                                                       -------         -------
 Reinvested capital gains .....................              -          11,166
                                                       -------         -------
     Net increase (decrease) in contract owners'
       equity resulting from operations .......        (18,219)        (88,391)
                                                       -------         -------

Equity transactions:
 Purchase payments received from
  contract owners .............................         11,087          30,889
 Transfers between funds ......................        (24,578)        (72,724)
 Redemptions ..................................        (61,197)       (165,721)
 Annuity benefits .............................              -               -
 Annual contract maintenance charge (note 2) ..           (231)           (511)
 Contingent deferred sales charges (note 2) ...            (44)           (363)
 Adjustments to maintain reserves .............             (1)              1
                                                       -------         -------
     Net equity transactions ..................        (74,964)       (208,429)
                                                       -------         -------

Net change in contract owners' equity .........        (93,183)       (296,820)
Contract owners' equity beginning of period ...        398,309         695,129
                                                       -------         -------
Contract owners' equity end of period .........        305,126         398,309
                                                       =======         =======


See accompanying notes to financial statements.

                         NATIONWIDE VARIABLE ACCOUNT-3

                         NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1999 and 1998



(1)  Summary of Significant Accounting Policies

     (a) Organization and Nature of Operations

         Nationwide Variable Account-3 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

         Contract owners in either the accumulation or the payout phase may invest in the following funds of the Van Kampen Life Investment Trust (Van Kampen LIT):


              Van Kampen LIT - Asset Allocation Fund
              Van Kampen LIT - Domestic Income Fund
              Van Kampen LIT - Emerging Growth Fund
              Van Kampen LIT - Enterprise Fund
              Van Kampen LIT - Global Equity Fund
              Van Kampen LIT - Government Fund
              Van Kampen LIT - Money Market Fund
              Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio

         At December 31, 1999, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-3

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1999. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Calculation of Annuity Reserves

         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from the contract owner's contract value a contingent deferred sales charge, not to exceed 6% (3% after 36 months) of the lesser of the total of all purchase payments made within 72 months prior to the date of the request for surrender, or the amount surrendered. (For contracts issued in the State of New York, the contingent deferred sales charge will not exceed 7% of purchase payments, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for seven years.) No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $35, dependent upon contract type and issue date (up to $30, dependent upon contract type and issue date, for contracts issued in the State of New York), which is satisfied by surrendering units; and (b) a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively.

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Nationwide Life Insurance Company:


We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 1999 and 1998, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1999, in conformity with generally accepted accounting principles.






Columbus, Ohio
January 28, 2000

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                     (in millions, except per share amounts)


                                                                                  December 31,
                                                                         -----------------------------
                                     Assets                                1999                1998
                                     ------                              ---------           ---------
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                            $15,294.0           $14,245.1
    Equity securities                                                         92.9               127.2
  Mortgage loans on real estate, net                                       5,786.3             5,328.4
  Real estate, net                                                           254.8               243.6
  Policy loans                                                               519.6               464.3
  Other long-term investments                                                 73.8                44.0
  Short-term investments                                                     416.0               289.1
                                                                         ---------           ---------
                                                                          22,437.4            20,741.7
                                                                         ---------           ---------

Cash                                                                           4.8                 3.4
Accrued investment income                                                    238.6               218.7
Deferred policy acquisition costs                                          2,554.1             2,022.2
Other assets                                                                 305.9               420.3
Assets held in separate accounts                                          67,135.1            50,935.8
                                                                         ---------           ---------
                                                                         $92,675.9           $74,342.1
                                                                         =========           =========

                         Liabilities and Shareholder's Equity
                         ------------------------------------

Future policy benefits and claims                                        $21,861.6           $19,767.1
Other liabilities                                                            914.2               866.1
Liabilities related to separate accounts                                  67,135.1            50,935.8
                                                                         ---------           ---------
                                                                          89,910.9            71,569.0
                                                                         ---------           ---------

Commitments and contingencies (notes 8 and 13)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                  3.8                 3.8
  Additional paid-in capital                                                 766.1               914.7
  Retained earnings                                                        2,011.0             1,579.0
  Accumulated other comprehensive income                                     (15.9)              275.6
                                                                         ---------           ---------
                                                                           2,765.0             2,773.1
                                                                         ---------           ---------
                                                                         $92,675.9           $74,342.1
                                                                         =========           =========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                                  (in millions)


                                                                            Years ended December 31,
                                                                ---------------------------------------------
                                                                  1999               1998              1997
                                                                --------           --------          --------

Revenues:
  Policy charges                                                $  895.5           $  698.9          $  545.2
  Life insurance premiums                                          220.8              200.0             205.4
  Net investment income                                          1,520.8            1,481.6           1,409.2
  Realized (losses) gains on investments                           (11.6)              28.4              11.1
  Other                                                             66.1               66.8              46.5
                                                                --------           --------          --------
                                                                 2,691.6            2,475.7           2,217.4
                                                                --------           --------          --------
Benefits and expenses:
  Interest credited to policyholder account balances             1,096.3            1,069.0           1,016.6
  Other benefits and claims                                        210.4              175.8             178.2
  Policyholder dividends on participating policies                  42.4               39.6              40.6
  Amortization of deferred policy acquisition costs                272.6              214.5             167.2
  Other operating expenses                                         463.4              419.7             384.9
                                                                --------           --------          --------
                                                                 2,085.1            1,918.6           1,787.5
                                                                --------           --------          --------

    Income before federal income tax expense                       606.5              557.1             429.9

Federal income tax expense                                         201.4              190.4             150.2
                                                                --------           --------          --------

    Net income                                                  $  405.1           $  366.7          $  279.7
                                                                ========           ========          ========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 1999, 1998 and 1997
                                  (in millions)


                                                                                                  Accumulated
                                                                Additional                           other              Total
                                                  Common         paid-in           Retained       comprehensive      shareholder's
                                                  stock          capital           earnings          income             equity
                                                 --------        --------         ----------         --------         ----------
December 31, 1996                                  $  3.8        $  527.9           $1,432.6           $173.6           $2,137.9

Comprehensive income:
    Net income                                         --              --              279.7               --              279.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                         --              --                 --             73.5               73.5
                                                                                                                        --------
  Total comprehensive income                                                                                               353.2
                                                                                                                        --------
Capital contribution                                   --           836.8                 --               --              836.8
                                                                                                                        --------
Dividend to shareholder                                --          (450.0)            (400.0)              --             (850.0)
                                                   ------        --------           --------           ------           --------
December 31, 1997                                     3.8           914.7            1,312.3            247.1            2,477.9

Comprehensive income:
    Net income                                         --              --              366.7               --              366.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                         --              --                 --             28.5               28.5
                                                                                                                        --------
  Total comprehensive income                                                                                               395.2
                                                                                                                        --------
Dividend to shareholder                                --              --             (100.0)              --             (100.0)
                                                   ------        --------           --------           ------           --------
December 31, 1998                                     3.8           914.7            1,579.0            275.6            2,773.1

Comprehensive income:
    Net income                                         --              --              405.1               --              405.1
    Net unrealized losses on securities
      available-for-sale arising during
      the year                                         --              --                 --           (315.0)            (315.0)
                                                                                                                        --------
  Total comprehensive income                                                                                                90.1
                                                                                                                        --------
Capital contribution                                   --            26.4               87.9             23.5              137.8
                                                                                                                        --------
Dividends to shareholder                               --          (175.0)             (61.0)              --             (236.0)
                                                   ------        --------           --------           ------           --------
December 31, 1999                                  $  3.8        $  766.1           $2,011.0           $(15.9)          $2,765.0
                                                   ======        ========           ========           ======           ========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                                  (in millions)


                                                                                              Years ended December 31,
                                                                                       -------------------------------------
                                                                                         1999          1998          1997
                                                                                       ---------     ---------     ---------
Cash flows from operating activities:
  Net income                                                                          $    405.1     $   366.7     $   279.7
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                                 1,096.3       1,069.0       1,016.6
      Capitalization of deferred policy acquisition costs                                 (637.0)       (584.2)       (487.9)
      Amortization of deferred policy acquisition costs                                    272.6         214.5         167.2
      Amortization and depreciation                                                          2.4          (8.5)         (2.0)
      Realized (gains) losses on invested assets, net                                       11.6         (28.4)        (11.1)
      Increase in accrued investment income                                                 (7.9)         (8.2)         (0.3)
      Decrease (increase) in other assets                                                  122.9          16.4         (12.7)
      Decrease in policy liabilities                                                       (20.9)         (8.3)        (23.1)
      Increase (decrease) in other liabilities                                             149.7         (34.8)        230.6
      Other, net                                                                            (8.6)        (11.3)        (10.9)
                                                                                       ---------     ---------     ---------
        Net cash provided by operating activities                                        1,386.2         982.9       1,146.1
                                                                                       ---------     ---------     ---------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                                2,307.9       1,557.0         993.4
  Proceeds from sale of securities available-for-sale                                      513.1         610.5         574.5
  Proceeds from repayments of mortgage loans on real estate                                696.7         678.2         437.3
  Proceeds from sale of real estate                                                          5.7         103.8          34.8
  Proceeds from repayments of policy loans and sale of other invested assets                40.9          23.6          22.7
  Cost of securities available-for-sale acquired                                        (3,724.9)     (3,182.8)     (2,828.1)
  Cost of mortgage loans on real estate acquired                                          (971.4)       (829.1)       (752.2)
  Cost of real estate acquired                                                             (14.2)         (0.8)        (24.9)
  Short-term investments, net                                                              (27.5)         69.3        (354.8)
  Other, net                                                                              (110.9)        (88.4)        (62.5)
                                                                                       ---------     ---------     ---------
        Net cash used in investing activities                                           (1,284.6)     (1,058.7)     (1,959.8)
                                                                                       ---------     ---------     ---------

Cash flows from financing activities:
  Proceeds from capital contributions                                                         --            --         836.8
  Cash dividends paid                                                                     (188.5)       (100.0)           --
  Increase in investment product and universal life insurance
    product account balances                                                             3,799.4       2,682.1       2,488.5
  Decrease in investment product and universal life insurance
    product account balances                                                            (3,711.1)     (2,678.5)     (2,379.8)
                                                                                       ---------     ---------     ---------
        Net cash used in financing activities                                             (100.2)        (96.4)        945.5
                                                                                       ---------     ---------     ---------
Net increase (decrease) in cash                                                              1.4        (172.2)        131.8

Cash, beginning of year                                                                      3.4         175.6          43.8
                                                                                       ---------     ---------     ---------
Cash, end of year                                                                      $     4.8     $     3.4     $   175.6
                                                                                       =========     =========     =========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998 and 1997


(1)      Organization and Description of Business

         Nationwide Life Insurance Company (NLIC) is a leading provider of long-term savings and retirement products in the United States and is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including variable annuities, fixed annuities and life insurance as well as investment management and administrative services. NLIC markets its products through a broad network of distribution channels, including independent broker/dealers, national and regional brokerage firms, financial institutions, pension plan administrators, life insurance specialists, Nationwide Retirement Solutions sales representatives, and Nationwide agents.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., and Nationwide Investment Services Corporation. NLIC and its subsidiaries are collectively referred to as "the Company."


(2)      Summary of Significant Accounting Policies

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  Consolidation Policy

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (b)  Valuation of Investments and Related Gains and Losses

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1999 or 1998.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

         (c)  Revenues and Benefits

              Investment Products and Universal Life Insurance Products:
              Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (d)  Deferred Policy Acquisition Costs

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b). For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

         (e)  Separate Accounts

              Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $915.4 million of separate account assets, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  Future Policy Benefits

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges. The average interest rate credited on investment product policy reserves was 5.6%, 6.0% and 6.1% for the years ended December 31, 1999, 1998 and 1997, respectively.

              Future policy benefits for traditional life insurance policies have been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (g)  Participating Business

              Participating business represents approximately 29% in 1999 (40% in 1998 and 50% in 1997) of the Company's life insurance in force, 69% in 1999 (74% in 1998 and 77% in 1997) of the number of life insurance policies in force, and 13% in 1999 (14% in 1998 and 27% in 1997) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  Federal Income Tax

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  Reinsurance Ceded

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

         (j)  Recently Issued Accounting Pronouncements

              In March 1998, The American Institute of Certified Public Accountant's Accounting Standards Executive Committee issued Statement of Position (SOP) 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use." The SOP, which has been adopted prospectively as of January 1, 1999, requires the capitalization of certain costs incurred in connection with developing or obtaining internal use software. Prior to the adoption of SOP 98-1, the Company expensed internal use software related costs as incurred. The effect of adopting the SOP was to increase net income for 1999 by $8.3 million.

              In June 1998, the Financial Accounting Standards Board (FASB) issued Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities" (FAS 133). FAS 133 establishes accounting and reporting standards for derivative instruments and for hedging activities. Contracts that contain embedded derivatives, such as certain investment and insurance contracts, are also addressed by the Statement. FAS 133 requires that an entity recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at fair value. In July 1999 the FASB issued Statement No. 137 which delayed the effective date of FAS 133 to fiscal years beginning after June 15, 2000. The Company plans to adopt this Statement in first quarter 2001 and is currently evaluating the impact on results of operations and financial condition.

         (k)  Reclassification

              Certain items in the 1998 and 1997 consolidated financial statements have been reclassified to conform to the 1999 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(3)      Investments

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 1999 and 1998 were:

                                                                                     Gross        Gross
                                                                     Amortized    unrealized    unrealized      Estimated
             (in millions)                                             cost          gains        losses        fair value
                                                                     ---------       ------       -------        ---------
             December 31, 1999:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $   428.4       $ 23.4       $  (2.4)       $   449.4
                 Obligations of states and political subdivisions          0.8           --            --              0.8
                 Debt securities issued by foreign governments           110.6          0.6          (0.8)           110.4
                 Corporate securities                                 11,414.7        118.9        (218.6)        11,315.0
                 Mortgage-backed securities                            3,422.8         25.8         (30.2)         3,418.4
                                                                     ---------       ------       -------        ---------
                     Total fixed maturity securities                  15,377.3        168.7        (252.0)        15,294.0
               Equity securities                                          84.9         12.4          (4.4)            92.9
                                                                     ---------       ------       -------        ---------
                                                                     $15,462.2       $181.1       $(256.4)       $15,386.9
                                                                     =========       ======       =======        =========

             December 31, 1998:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $   255.9       $ 13.0       $    --        $   268.9
                 Obligations of states and political subdivisions          1.6           --            --              1.6
                 Debt securities issued by foreign governments           106.5          4.5            --            111.0
                 Corporate securities                                  9,899.6        423.2         (18.7)        10,304.1
                 Mortgage-backed securities                            3,457.7        104.2          (2.4)         3,559.5
                                                                     ---------       ------       -------        ---------
                     Total fixed maturity securities                  13,721.3        544.9         (21.1)        14,245.1
               Equity securities                                         110.4         18.3          (1.5)           127.2
                                                                     ---------       ------       -------        ---------
                                                                     $13,831.7       $563.2       $ (22.6)       $14,372.3
                                                                     =========       ======       =======        =========

         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1999, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                    Amortized        Estimated
             (in millions)                                                            cost          fair value
                                                                                    ---------        ---------
             Fixed maturity securities available for sale:
               Due in one year or less                                              $   847.0        $   847.0
               Due after one year through five years                                  5,240.5          5,205.7
               Due after five years through ten years                                 5,046.9          5,005.2
               Due after ten years                                                    4,242.9          4,236.1
                                                                                    ---------        ---------
                                                                                    $15,377.3        $15,294.0
                                                                                    =========        =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The components of unrealized (losses) gains on securities available-for-sale, net, were as follows as of December 31:


             (in millions)                                                           1999         1998
                                                                                    ------       -------
             Gross unrealized (losses) gains                                        $(75.3)      $ 540.6
             Adjustment to deferred policy acquisition costs                          50.9        (116.6)
             Deferred federal income tax                                               8.5        (148.4)
                                                                                    ------       -------
                                                                                    $(15.9)      $ 275.6
                                                                                    ======       =======

         An analysis of the change in gross unrealized (losses) gains on securities available-for-sale for the years ended December 31:

             (in millions)                                                   1999          1998          1997
                                                                            -------        -----        ------

             Securities available-for-sale:
               Fixed maturity securities                                    $(607.1)       $52.6        $137.5
               Equity securities                                               (8.8)         4.2          (2.7)
                                                                            -------        -----        ------
                                                                            $(615.9)       $56.8        $134.8
                                                                            =======        =====        ======

         Proceeds from the sale of securities available-for-sale during 1999, 1998 and 1997 were $513.1 million, $610.5 million and $574.5 million, respectively. During 1999, gross gains of $10.4 million ($9.0 million and $9.9 million in 1998 and 1997, respectively) and gross losses of $28.0 million ($7.6 million and $18.0 million in 1998 and 1997, respectively) were realized on those sales. In addition, gross gains of $15.1 million and gross losses of $0.7 million were realized in 1997 when the Company paid a dividend to NFS, which then made an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million.

         The Company had $15.6 million of real estate investments at December 31, 1999 that were non-income producing the preceding twelve months. During 1998 the Company had investments of $42.4 million that were non-income producing, which consisted of $32.7 million of securities available-for-sale and $9.7 million of real estate.

         Real estate is presented at cost less accumulated depreciation of $24.8 million as of December 31, 1999 ($21.5 million as of December 31, 1998) and valuation allowances of $5.5 million as of December 31, 1999 ($5.4 million as of December 31, 1998).

         The recorded investment of mortgage loans on real estate considered to be impaired was $3.7 million as of both December 31, 1999 and 1998. No valuation allowance has been recorded for these loans as of December 31, 1999 or 1998. During 1999, the average recorded investment in impaired mortgage loans on real estate was approximately $3.7 million ($9.1 million in 1998) and there was no interest income recognized on those loans. Interest income recognized on impaired loans was $0.3 million in 1998 which is equal to interest income recognized using a cash-basis method of income recognition.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

             (in millions)                                             1999     1998     1997
                                                                       -----    -----    -----

             Allowance, beginning of year                              $42.4    $42.5    $51.0
               Additions (reductions) charged to operations              0.7     (0.1)    (1.2)
               Direct write-downs charged against the allowance           --       --     (7.3)
               Allowance on acquired mortgage loans                      1.3       --       --
                                                                       -----    -----    -----
             Allowance, end of year                                    $44.4    $42.4    $42.5
                                                                       =====    =====    =====

         An analysis of investment income by investment type follows for the years ended December 31:

             (in millions)                                                  1999       1998       1997
                                                                          --------   --------   --------

             Gross investment income:
               Securities available-for-sale:
                 Fixed maturity securities                                $1,031.3   $  982.5   $  911.6
                 Equity securities                                             2.5        0.8        0.8
               Mortgage loans on real estate                                 460.4      458.9      457.7
               Real estate                                                    28.8       40.4       42.9
               Short-term investments                                         18.6       17.8       22.7
               Other                                                          26.5       30.7       21.0
                                                                          --------   --------   --------
                   Total investment income                                 1,568.1    1,531.1    1,456.7
             Less investment expenses                                         47.3       49.5       47.5
                                                                          --------   --------   --------
                   Net investment income                                  $1,520.8   $1,481.6   $1,409.2
                                                                          ========   ========   ========

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

             (in millions)                                                 1999     1998    1997
                                                                          -------   -----   -----

             Securities available-for-sale:
               Fixed maturity securities                                  $(25.0)  $(0.7)  $ 3.6
               Equity securities                                             7.4     2.1     2.7
             Mortgage loans on real estate                                  (0.6)    3.9     1.6
             Real estate and other                                           6.6    23.1     3.2
                                                                          ------   -----   -----
                                                                          $(11.6)  $28.4   $11.1
                                                                          ======   =====   =====

         Fixed maturity securities with an amortized cost of $9.1 million as of December 31, 1999 and $6.5 million as of December 31, 1998 were on deposit with various regulatory agencies as required by law.

(4)      Derivative Financial Instruments

         The Company uses derivative financial instruments, principally interest rate swaps, interest rate futures contracts and foreign currency swaps, to manage market risk exposures associated with changes in interest rates and foreign currency exchange rates. Provided they meet specific criteria, interest rate swaps and futures are considered hedges and are accounted for under the accrual method and deferral method, respectively. The Company has no significant derivative positions that are not considered hedges.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Interest rate swaps are primarily used to convert specific investment securities and interest bearing policy liabilities from a fixed-rate to a floating-rate basis. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. The changes in fair value of the interest rate swap agreements are not recognized on the balance sheet, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale, for which changes in fair values are reported in accumulated other comprehensive income.

         Interest rate futures contracts are primarily used to hedge the risk of adverse interest rate changes related to the Company's mortgage loan commitments and anticipated purchases of fixed rate investments. Gains and losses are deferred and, at the time of closing, reflected as an adjustment to the carrying value of the related mortgage loans or investments. The carrying value adjustments are amortized into net investment income over the life of the related mortgage loans or investments.

         Foreign currency swaps are used to convert cash flows from specific policy liabilities and investments denominated in foreign currencies into U.S. dollars at specified exchange rates. Gains and losses on foreign currency swaps are recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated liabilities and investments to U.S. dollars.

         The following table summarizes the notional amount of derivative financial instruments classified as hedges outstanding as of December 31, 1999. Prior to 1999 the Company's activities in derivatives were not significant.

                                                                               (in millions)
                                                                               -------------
            Interest rate swaps
               Pay fixed/receive variable rate swaps hedging investments          $362.7
               Pay variable/receive fixed rate swaps hedging investments          $ 28.5
               Other contracts hedging investments                                $ 19.1
               Pay variable/receive fixed rate swaps hedging liabilities          $577.2

            Foreign currency swaps
               Hedging foreign currency denominated investments                   $ 14.8
               Hedging foreign currency denominated liabilities                   $577.2

            Interest rate futures contracts                                       $781.6

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(5)      Federal Income Tax

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1999 and 1998 are as follows:

             (in millions)                                                   1999            1998
                                                                             ----            ----
             Deferred tax assets:
               Fixed maturity securities                                    $  5.3          $   --
               Future policy benefits                                        149.5           207.7
               Liabilities in separate accounts                              373.6           319.9
               Mortgage loans on real estate and real estate                  18.5            17.5
               Other assets and other liabilities                             51.1            58.9
                                                                             -----          ------
                 Total gross deferred tax assets                             598.0           604.0
                 Less valuation allowance                                     (7.0)           (7.0)
                                                                             -----          ------
                 Net deferred tax assets                                     591.0           597.0
                                                                             -----          ------

             Deferred tax liabilities:
               Deferred policy acquisition costs                             724.4           568.7
               Fixed maturity securities                                        --           212.2
               Deferred tax on realized investment gains                      34.7            34.8
               Equity securities and other long-term investments              10.8             9.6
               Other                                                          26.5            21.6
                                                                            ------          ------
                 Total gross deferred tax liabilities                        796.4           846.9
                                                                            ------          ------
                 Net deferred tax liability                                 $205.4          $249.9
                                                                            ======          ======

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1999, 1998 and 1997.

         The Company's current federal income tax liability was $104.7 million and $72.8 million as of December 31, 1999 and 1998, respectively.

         Federal income tax expense for the years ended December 31 was as follows:

           (in millions)                    1999      1998      1997
                                           ------    ------    ------

           Currently payable               $ 53.6    $186.1    $121.7
           Deferred tax expense             147.8       4.3      28.5
                                           ------    ------    ------
                                           $201.4    $190.4    $150.2
                                           ======    ======    ======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Total federal income tax expense for the years ended December 31, 1999, 1998 and 1997 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                             1999                     1998                     1997
                                                       ----------------         ----------------         ----------------
         (in millions)                                 Amount       %           Amount        %          Amount        %
                                                       ------      ----         ------      ----         ------      ----

         Computed (expected) tax expense               $212.3      35.0         $195.0      35.0         $150.5      35.0
         Tax exempt interest and dividends
           received deduction                            (7.3)     (1.2)          (4.9)     (0.9)            --        --
         Income tax credits                              (4.3)     (0.7)            --        --             --        --
         Other, net                                       0.7       0.1            0.3       0.1           (0.3)     (0.1)
                                                       ------      ----         ------      ----         ------      ----
             Total (effective rate of each year)       $201.4      33.2         $190.4      34.2         $150.2      34.9
                                                       ======      ====         ======      ====         ======      ====

         Total federal income tax paid was $29.8 million, $173.4 million and $91.8 million during the years ended December 31, 1999, 1998 and 1997, respectively.

(6)      Comprehensive Income

         Comprehensive Income includes net income as well as certain items that are reported directly within separate components of shareholder's equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income is unrealized gains (losses) on securities available-for-sale. The related before and after federal tax amounts are as follows:

             (in millions)                                                 1999       1998       1997
                                                                          -------    ------     ------
             Unrealized gains (losses) on securities available-for-sale arising during the period:
                Gross                                                     $(665.3)   $ 58.2     $141.1
                Adjustment to deferred policy acquisition costs             167.5     (12.9)     (21.8)
                Related federal income tax (expense) benefit                171.4     (15.9)     (41.7)
                                                                          -------    ------     ------
                   Net                                                     (326.4)     29.4       77.6
                                                                          -------    ------     ------

             Reclassification adjustment for net (gains) losses on
                securities available-for-sale realized during the
                period:
                Gross                                                        17.6      (1.4)      (6.3)
                Related federal income tax expense (benefit)                 (6.2)      0.5        2.2
                                                                          -------    ------     ------
                   Net                                                       11.4      (0.9)      (4.1)
                                                                          -------    ------     ------
             Total Other Comprehensive Income                             $(315.0)   $ 28.5     $ 73.5
                                                                          =======    ======     ======

(7)      Fair Value of Financial Instruments

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              Fixed maturity and equity securities: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

              Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgage loans in default is the estimated fair value of the underlying collateral.

              Policy loans, short-term investments and cash: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

              Investment contracts: The fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



              Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 8.

              Futures contracts: The fair value for futures contracts is based on quoted market prices.

              Interest rate and foreign currency swaps: The fair value for interest rate and foreign currency swaps are calculated with pricing models using current rate assumptions.

           Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                         1999                              1998
                                                                ------------------------         -------------------------
                                                                Carrying       Estimated         Carrying       Estimated
               (in millions)                                     amount        fair value         amount        fair value
                                                                ---------      ---------         ---------      ----------
               Assets:
                 Investments:
                   Securities available-for-sale:
                     Fixed maturity securities                  $15,294.0      $15,294.0         $14,245.1       $14,245.1
                     Equity securities                               92.9           92.9             128.5           128.5
                   Mortgage loans on real estate, net             5,786.3        5,745.5           5,328.4         5,527.6
                   Policy loans                                     519.6          519.6             464.3           464.3
                   Short-term investments                           416.0          416.0             289.1           289.1
                 Cash                                                 4.8            4.8               3.4             3.4
                 Assets held in separate accounts                67,135.1       67,135.1          50,935.8        50,935.8

               Liabilities:
                 Investment contracts                           (16,977.7)     (16,428.6)        (15,468.7)      (15,158.6)
                 Policy reserves on life insurance contracts     (4,883.9)      (4,607.9)         (3,914.0)       (3,768.9)
                 Liabilities related to separate accounts       (67,135.1)     (66,318.7)        (50,935.8)      (49,926.5)

               Derivative financial instruments:
                 Interest rate swaps hedging assets                   4.3            4.3               -               -
                 Interest rate swaps hedging liabilities              -            (24.2)              -               -
                 Foreign currency swaps                             (11.8)         (11.8)              -               -
                 Futures contracts                                    1.3            1.3              (1.3)           (1.3)

(8)      Risk Disclosures

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $216.2 million extending into 2000 were outstanding as of December 31, 1999. The Company also had $28.0 million of commitments to purchase fixed maturity securities outstanding as of December 31, 1999.

         Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to NLIC, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. At December 31, 1999, NLIC's credit risk from these derivative financial instruments was $6.1 million.

         Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 23% (22% in 1998) in any geographic area and no more than 2% (2% in 1998) with any one borrower as of December 31, 1999. As of December 31, 1999, 39% (42% in 1998) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Reinsurance: The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $143.6 million and $187.9 million as of December 31, 1999 and 1998, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

(9)      Pension Plan and Postretirement Benefits Other Than Pensions

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company. Assets of the Retirement Plan are invested in group annuity contracts of NLIC.

         Pension cost (benefit) charged to operations by the Company during the years ended December 31, 1999, 1998 and 1997 were $(8.3) million, $2.0 million and $7.5 million, respectively. The Company has recorded a prepaid pension asset of $13.3 million and $5.0 million as of December 31, 1999 and 1998, respectively.

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1999 and 1998 was $49.6 million and $40.1 million, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1999, 1998 and 1997 was $4.9 million, $4.1 million and $3.0 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 1999 and 1998 follows:

                                                                         Pension Benefits        Postretirement Benefits
                                                                        ------------------       -----------------------
              (in millions)                                               1999       1998         1999            1998
              --------------------------------------------------------- --------   --------      -------         -------
              Change in benefit obligation:
              Benefit obligation at beginning of year                   $2,185.0   $2,033.8      $ 270.1         $ 237.9
              Service cost                                                  80.0       87.6         14.2             9.8
              Interest cost                                                109.9      123.4         17.6            15.4
              Actuarial (gain) loss                                        (95.0)     123.2        (64.4)           15.6
              Plan settlement in 1999/curtailment in 1998                 (396.1)    (107.2)          --              --
              Benefits paid                                                (72.4)     (75.8)       (11.0)           (8.6)
              Acquired companies                                              --         --         13.3              --
                                                                        --------   --------      -------         -------
              Benefit obligation at end of year                          1,811.4    2,185.0        239.8           270.1
                                                                        --------   --------      -------         -------
              Change in plan assets:
              Fair value of plan assets at beginning of year             2,541.9    2,212.9         77.9            69.2
              Actual return on plan assets                                 161.8      300.7          3.5             5.0
              Employer contribution                                         12.4      104.1         20.9            12.1
              Plan settlement                                             (396.1)        --           --              --
              Benefits paid                                                (72.4)     (75.8)       (11.0)           (8.4)
                                                                        --------   --------      -------         -------
              Fair value of plan assets at end of year                   2,247.6    2,541.9         91.3            77.9
                                                                        --------   --------      -------         -------

              Funded status                                                436.2      356.9       (148.5)         (192.2)
              Unrecognized prior service cost                               28.2       31.5           --              --
              Unrecognized net (gains) losses                             (402.0)    (345.7)       (46.7)           16.0
              Unrecognized net (asset) obligation at transition             (7.7)     (11.0)         1.1             1.3
                                                                        --------   --------      -------         -------
              Prepaid (accrued) benefit cost                            $   54.7   $   31.7      $(194.1)        $(174.9)
                                                                        ========   ========      =======         =======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Basis for measurements, funded status of the pension plan and postretirement life and health care benefit plan:

                                                                    Pension Benefits        Postretirement Benefits
                                                                    ----------------        -----------------------
                                                                    1999        1998         1999             1998
                                                                    ----        ----        -------          ------

              Weighted average discount rate                        7.00%       5.50%        7.80%            6.65%
              Rate of increase in future compensation levels        5.25%       3.75%          --               --
              Assumed health care cost trend rate:
                    Initial rate                                      --          --        15.00%           15.00%
                    Ultimate rate                                     --          --         5.50%            8.00%
                    Uniform declining period                          --          --        5 Years         15 Years

         The net periodic pension cost for the pension plan as a whole for the years ended December 31, 1999, 1998 and 1997 follows:

              (in millions)                                                              1999       1998          1997
              --------------------------------------------------------------------------------   -----------   ------------
              Service cost (benefits earned during the period)                         $  80.0      $  87.6      $   77.3
              Interest cost on projected benefit obligation                              109.9        123.4         118.6
              Expected return on plan assets                                            (160.3)      (159.0)       (139.0)
              Recognized gains                                                            (9.1)        (3.8)           --
              Amortization of prior service cost                                           3.2          3.2           3.2
              Amortization of unrecognized transition obligation (asset)                  (1.4)         4.2           4.2
                                                                                       -------      -------      --------
                                                                                       $  22.3      $  55.6      $   64.3
                                                                                       =======      =======      ========

         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with Nationwide Insurance and employees of WSC ended participation in the plan. A curtailment gain of $67.1 million resulted (consisting of a $107.2 million reduction in the projected benefit obligation, net of the write-off of the $40.1 million remaining unamortized transition obligation related to WSC). During 1999, the plan transferred assets to settle its obligation related to WSC employees . A settlement gain of $32.9 million was recognized.

         Basis for measurements, net periodic pension cost for the pension plan:

                                                                           1999          1998          1997
                                                                          ------        -----         -----
             Weighted average discount rate                               6.08%         6.00%         6.50%
             Rate of increase in future compensation levels               4.33%         4.25%         4.75%
             Expected long-term rate of return on plan assets             7.33%         7.25%         7.25%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The amount of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 1999, 1998 and 1997 was as follows:

             (in millions)                                                              1999          1998          1997
                                                                                         -------   -----------   -----------
             Service cost (benefits attributed to employee service during the year)      $14.2         $ 9.8         $ 7.0
             Interest cost on accumulated postretirement benefit obligation               17.6          15.4          14.0
             Actual return on plan assets                                                 (3.5)         (5.0)         (3.6)
             Amortization of unrecognized transition obligation of affiliates              0.6           0.2           0.2
             Net amortization and deferral                                                (1.8)          1.2          (0.5)
                                                                                         -----         -----         -----
                                                                                         $27.1         $21.6         $17.1
                                                                                         =====         =====         =====

         Actuarial assumptions used for the measurement of the NPPBC for the postretirement benefit plan for 1999, 1998 and 1997 were as follows:


                                                               1999      1998       1997
                                                             -------    ------     ------

               Discount rate                                 6.65%      6.70%      7.25%
               Long term rate of return on plan
                   assets, net of tax                        7.15%      5.83%      5.89%
               Assumed health care cost trend rate:
                   Initial rate                             15.00%     12.00%     11.00%
                   Ultimate rate                             5.50%      6.00%      6.00%
                   Uniform declining period                 5 Years   12 Years   12 Years


         For the postretirement benefit plan as a whole, a one percentage point increase or decrease in the assumed health care cost trend rate would have no impact on the APBO as of December 31, 1999 and have no impact on the NPPBC for the year ended December 31, 1999.

(10) Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

         The statutory capital and surplus of NLIC as of December 31, 1999, 1998 and 1997 was $1.35 billion, $1.32 billion and $1.13 billion, respectively. The statutory net income of NLIC for the years ended December 31, 1999, 1998 and 1997 was $276.2 million, $171.0 million and $111.7 million, respectively.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 1999 $40.2 million of dividends could be paid by NLIC without prior approval.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(11)     Transactions With Affiliates

         During second quarter 1999 the Company entered into a modified coinsurance arrangement to reinsure the 1999 operating results of an affiliated company, Employers Life Insurance Company of Wausau (ELOW) retroactive to January 1, 1999. In September 1999, NFS acquired ELOW for $120.8 million and immediately merged ELOW into NLIC terminating the modified coinsurance arrangement. Because ELOW was an affiliate, the Company accounted for the merger similar to poolings-of-interests; however, prior period financial statements were not restated due to immateriality. The reinsurance and merger combined contributed $1.46 million to year to date net income.

         The Company has a reinsurance agreement with NMIC whereby all of the Company's accident and health business is ceded to NMIC on a modified coinsurance basis. The agreement covers individual accident and health business for all periods presented and group and franchise accident and health business since July 1, 1999. Either party may terminate the agreement on January 1 of any year with prior notice. Prior to July 1, 1999 group and franchise accident and health business and a block of group life insurance policies were ceded to ELOW under a modified coinsurance agreement. Under a modified coinsurance agreement, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC and ELOW for the years ended December 31, 1999, 1998 and 1997 were $193.0 million, $216.9 million, and $315.3 million, respectively, while benefits, claims and expenses ceded were $216.9 million, $259.3 million, and $326.6 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, beginning in 1999 Nationwide Services Company, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 1999, 1998 and 1997, the Company made payments to NMIC and Nationwide Services Company totaling $124.1 million, $95.0 million, and $85.8 million, respectively. In addition, the Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1999, 1998 and 1997, the Company made lease payments to NMIC and its subsidiaries of $9.9 million, $8.0 million and $8.4 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1999 and 1998 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $411.7 million and $248.4 million as of December 31, 1999 and 1998, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         As part of certain restructuring activities that occurred prior to the March 1997 IPO, the Company paid a dividend valued at $485.7 million to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of ELOW, National Casualty Company (NCC) and West Coast Life Insurance Company (WCLIC). Also, on February 24, 1997, the Company paid a dividend to NFS, and NFS paid an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million. The Company recognized a gain of $14.4 million on the transfer of securities.

         Certain annuity products are sold through three affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 1999 were $56.0 million, $60.0 million and $66.1 million, respectively.

(12)     Bank Lines of Credit

         NFS, NLIC and NMIC are parties to a $600.0 million revolving credit facility which provides for a $600.0 million loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by any party. NFS, NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. As of December 31, 1999 the Company had no amounts outstanding under the agreement.

(13)     Contingencies

         On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and other named defendants. The Company intends to defend this lawsuit vigorously.

(14)     Segment Information

         The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
         Variable Annuities, Fixed Annuities and Life Insurance.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The Variable Annuities segment consists of annuity contracts that provide the customer with access to a wide range of investment options, tax-deferred accumulation of savings, asset protection in the event of an untimely death, and flexible payout options including a lump sum, systematic withdrawal or a stream of payments for life. The Company's variable annuity products consist almost entirely of flexible premium deferred variable annuity contracts.

         The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate fixed for a prescribed period, tax-deferred accumulation of savings, and flexible payout options including a lump sum, systematic withdrawal or a stream of payments for life. Such contracts consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities. The Fixed Annuities segment includes the fixed option under variable annuity contracts.

         The Life Insurance segment consists of insurance products, including variable universal life insurance and corporate-owned life insurance products, that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis.

         In addition to the product segments, the Company reports corporate revenue and expenses, investments and related investment income supporting capital not specifically allocated to its product segments, revenues and expenses of its investment advisor subsidiary, revenues and expenses related to group annuity contracts sold to Nationwide Insurance employee and agent benefit plans and all realized gains and losses on investments in a Corporate and Other segment.

         During 1999 the Company revised the allocation of net investment income among its Life Insurance and Corporate and Other segments. Also, certain amounts previously reported as other income were reclassified to operating expense. Amounts reported for prior periods have been restated to reflect these changes.

         The following table summarizes the financial results of the Company's business segments for the years ended December 31, 1999, 1998 and 1997.

                                                  Variable      Fixed        Life      Corporate
         (in millions)                            Annuities    Annuities   Insurance   and Other      Total
         ------------------------------------     ---------    ---------   ---------   ---------    ---------
         1999:
         Net investment income (1)                $   (41.5)   $ 1,134.5    $  253.1    $  174.7    $ 1,520.8
         Other operating revenue                      668.2         43.4       393.0        77.8      1,182.4
                                                  ---------    ---------    --------    --------    ---------
            Total operating revenue (2)               626.7      1,177.9       646.1       252.5      2,703.2
                                                  ---------    ---------    --------    --------    ---------
         Interest credited to policyholder
            account balances                             --        837.5       130.5       128.3      1,096.3
         Amortization of deferred policy
            acquisition costs                         162.8         49.7        60.1          --        272.6
         Other benefits and expenses                  173.6        113.5       334.7        94.4        716.2
                                                  ---------    ---------    --------    --------    ---------
            Total expenses                            336.4      1,000.7       525.3       222.7      2,085.1
                                                  ---------    ---------    --------    --------    ---------
         Operating income before
            federal income tax                        290.3        177.2       120.8        29.8        618.1
         Realized losses on investments                  --           --          --       (11.6)       (11.6)
                                                  ---------    ---------    --------    --------    ---------
         Consolidated income before
            federal tax expense                   $   290.3    $   177.2    $  120.8    $   18.2    $   606.5
                                                  =========    =========    ========    ========    =========
         Assets as of year end                    $62,599.7    $17,134.8    $6,616.7    $6,324.7    $92,675.9
                                                  =========    =========    ========    ========    =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


                                                    Variable           Fixed            Life         Corporate
         (in millions)                              Annuities         Annuities       Insurance       and Other         Total
         ------------------------------------       ---------         ---------       ---------       ---------       ---------
         1998:
         Net investment income (1)                  $   (31.3)        $ 1,116.6        $  225.6        $  170.7        $ 1,481.6
         Other operating revenue                        532.9              35.7           318.5            78.6            965.7
                                                    ---------         ---------        --------        --------        ---------
            Total operating revenue (2)                 501.6           1,152.3           544.1           249.3          2,447.3
                                                    ---------         ---------        --------        --------        ---------
         Interest credited to policyholder
            account balances                               --             828.6           115.4           125.0          1,069.0
         Amortization of deferred policy
            acquisition costs                           123.9              44.2            46.4              --            214.5
         Other benefits and expenses                    159.3             104.2           293.5            78.1            635.1
                                                    ---------         ---------        --------        --------        ---------
            Total expenses                              283.2             977.0           455.3           203.1          1,918.6
                                                    ---------         ---------        --------        --------        ---------
         Operating income before federal
             income tax                                 218.4             175.3            88.8            46.2            528.7
         Realized gains on investments                     --                --              --            28.4             28.4
                                                    ---------         ---------        --------        --------        ---------
         Consolidated income before
            federal tax expense                     $   218.4         $   175.3        $   88.8        $   74.6        $   557.1
                                                    =========         =========        ========        ========        =========
         Assets as of year end                      $47,668.7         $15,215.7        $5,187.6        $6,270.1        $74,342.1
                                                    =========         =========        ========        ========        =========

         1997:
         Net investment income (1)                  $   (26.8)        $ 1,098.2        $  184.9        $  152.9        $ 1,409.2
         Other operating revenue                        413.9              43.2           283.4            56.6            797.1
                                                    ---------         ---------        --------        --------        ---------
            Total operating revenue (2)                 387.1           1,141.4           468.3           209.5          2,206.3
                                                    ---------         ---------        --------        --------        ---------
         Interest credited to policyholder
            account balances                               --             823.4            78.5           114.7          1,016.6
         Amortization of deferred policy
            acquisition costs                            87.8              39.8            39.6              --            167.2
         Benefits and expenses                          148.4             108.7           283.5            63.1            603.7
                                                    ---------         ---------        --------        --------        ---------
            Total expenses                              236.2             971.9           401.6           177.8          1,787.5
                                                    ---------         ---------        --------        --------        ---------
         Operating income before federal
             income tax                                 150.9             169.5            66.7            31.7            418.8
         Realized gains on investments                     --              --                --            11.1             11.1
                                                    ---------         ---------        --------        --------        ---------
         Consolidated income before
            federal tax expense                     $   150.9         $   169.5        $   66.7        $   42.8        $   429.9
                                                    =========         =========        ========        ========        =========
         Assets as of year end                      $35,278.7         $14,436.3        $3,901.4        $6,174.3        $59,790.7
                                                    =========         =========        ========        ========        =========

----------
        (1) The Company's method of allocating net investment income results in a charge (negative net investment income) to the Variable Annuities segment which is recognized in the Corporate and Other segment. The charge relates to non-invested assets which support this segment on a statutory basis.
        (2)  Excludes realized gains and losses on investments.

         The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.

PART C. OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS

         (a)  Financial Statements:

              (1)  Financial statements included in prospectus (Part A):

                   Condensed Financial Information.

              (2)  Financial statements included in Part B:

                   Those financial statements required by Item 23 to be included in Part B have been incorporated therein by reference to the prospectus (Part A).

         Nationwide Variable Account-3:

                   Independent Auditors' Report.

                   Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 1999.

                   Statements of Operations for the years ended December 31, 1999 and 1998.

                   Statements of Changes in Contract Owners' Equity for the years ended December 31, 1999 and 1998.

                   Notes to Financial Statements.

         Nationwide Life Insurance Company and Subsidiaries:

                   Independent Auditors' Report. Consolidated Balance Sheets as of December 31, 1999 and 1998.

                   Consolidated Statements of Income for the years ended December 31, 1999, 1998 and 1997.

                   Consolidated Statements of Shareholder's Equity for the years ended December 31, 1999, 1998 and 1997.

                   Consolidated Statements of Cash Flows for the years ended December 31, 1999, 1998 and 1997.

                   Notes to Consolidated Financial Statements.

Item 24. (b) Exhibits

              (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant, adopted October 7, 1987- Filed with pre-effective amendment no. 1 to the registration statement, and hereby incorporated by reference.

              (2)  Not Applicable


              (3) Underwriting or Distribution contract between the Registrant and Principal Underwriter - Filed with post-effective amendment No. 14 to the registration statement, and hereby incorporated by reference.


              (4) The form of the variable annuity contract - Filed with post-effective amendment no. 1 to the registration statement, and hereby incorporated by reference.

              (5) Variable Annuity Application - Filed with pre-effective amendment no. 1 to the registration statement, and hereby incorporated by reference.

              (6) Articles of Incorporation of Depositor - Filed with pre-effective amendment no. 1 to the registration statement, and hereby incorporated by reference.

              (7)  Not Applicable

              (8)  Not Applicable

              (9) Opinion of Counsel - Filed with pre- effective amendment no. 1 to the registration statement, and hereby incorporated by reference.

              (10) Not Applicable

              (11) Not Applicable

              (12) Not Applicable

              (13) Performance Advertising Calculation Schedule - Filed
                   previously with registration statement, and hereby incorporated by reference.

Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

               NAME AND PRINCIPAL                       POSITIONS AND OFFICES
                BUSINESS ADDRESS                            WITH DEPOSITOR

              Lewis J. Alphin                                 Director
              519 Bethel Church Road
              Mount Olive, NC  28365-6107

              A. I. Bell                                      Director
              4121 North River Road West
              Zanesville, OH  43701

              Kenneth D. Davis                                Director
              7229 Woodmansee Road
              Leesburg, OH  45135

              Keith W. Eckel                                  Director
              1647 Falls Road
              Clarks Summit, PA 18411

              Willard J. Engel                                Director
              301 East Marshall Street
              Marshall, MN  56258

              Fred C. Finney                                  Director
              1558 West Moreland Road
              Wooster, OH  44691

              Joseph J. Gasper                    President and Chief Operating
              One Nationwide Plaza                     Officer and Director
              Columbus, OH  43215

              Dimon R. McFerson                    Chairman and Chief Executive
              One Nationwide Plaza                     Officer and Director
              Columbus, OH  43215

              David O. Miller                        Chairman of the Board and
              115 Sprague Drive                               Director
              Hebron, OH  43025

              Yvonne L. Montgomery                            Director
              Xerox Corporation
              Suite 200
              1401 H Street NW
              Washington, DC 20005-2110

              Ralph M. Paige                                  Director
              Federation of Southern
              Cooperatives/Land Assistance Fund
              2769 Church Street
              East Point, GA  30344

              James F. Patterson                              Director
              8765 Mulberry Road
              Chesterland, OH  44026

               NAME AND PRINCIPAL                       POSITIONS AND OFFICES
                BUSINESS ADDRESS                            WITH DEPOSITOR

              Arden L. Shisler                                Director
              1356 North Wenger Road
              Dalton, OH  44618

              Robert L. Stewart                               Director
              88740 Fairview Road
              Jewett, OH  43986

              Nancy C. Thomas                                 Director
              1767D Westwood Avenue
              Alliance, OH  44601

              Richard D. Headley                     Executive Vice President -
              One Nationwide Plaza                  Chief Information Technology
              Columbus, OH 43215                              Officer

              Robert A. Oakley                       Executive Vice President-
              One Nationwide Plaza                    Chief Financial Officer
              Columbus, OH  43215

              Robert J. Woodward, Jr.                 Executive Vice President
              One Nationwide Plaza                    Chief Investment Officer
              Columbus, OH  43215

              James E. Brock                          Senior Vice President -
              One Nationwide Plaza                     Corporate Development
              Columbus, OH  43215

              Charles A. Bryan                         Senior Vice President -
              One Nationwide Plaza                     Chief Actuary - Property
              Columbus, OH 43215                             and Casualty

              John R. Cook, Jr.                       Senior Vice President -
              One Nationwide Plaza                      Chief Communications
              Columbus, OH  43215                             Officer

              Thomas L. Crumrine                       Senior Vice President
              One Nationwide Plaza
              Columbus, OH 43215

              David A. Diamond                        Senior Vice President -
              One Nationwide Plaza                      Corporate Controller
              Columbus, OH 43215

              Philip C. Gath                          Senior Vice President -
              One Nationwide Plaza                        Chief Actuary -
              Columbus, OH  43215                       Nationwide Financial

              Patricia R. Hatler                      Senior Vice President,
              One Nationwide Plaza                General Counsel and Secretary
              Columbus, OH 43215

               NAME AND PRINCIPAL                      POSITIONS AND OFFICES
                BUSINESS ADDRESS                           WITH DEPOSITOR

              David K. Hollingsworth                  Senior Vice President -
              One Nationwide Plaza                    Business Development and
              Columbus, OH 43215                         Sponsor Relations

              David R. Jahn                           Senior Vice President -
              One Nationwide Plaza                      Commercial Insurance
              Columbus, OH 43215

              Donna A James                           Senior Vice President -
              One Nationwide Plaza                     Chief Human Resources
              Columbus, OH  43215                             Officer

              Richard A. Karas                         Senior Vice President -
              One Nationwide Plaza                   Sales - Financial Services
              Columbus, OH  43215

              Gregory S. Lashutka                     Senior Vice President -
              One Nationwide Plaza                      Corporate Relations
              Columbus, OH 43215

              Edwin P. McCausland, Jr.                Senior Vice President -
              One Nationwide Plaza                    Fixed Income Securities
              Columbus, OH 43215

              Mark D. Phelan                           Senior Vice President
              One Nationwide Plaza
              Columbus, OH 43215

              Douglas C. Robinette                    Senior Vice President -
              One Nationwide Plaza                  Claims and Finance Services
              Columbus, OH  43215

              Mark R. Thresher                       Senior Vice President -
              One Nationwide Plaza                Finance - Nationwide Financial
              Columbus, OH 43215

              Richard M. Waggoner                       Senior Vice President -
              One Nationwide Plaza                             Operations
              Columbus, OH 43215

              Susan A. Wolken                        Senior Vice President -
              One Nationwide Plaza                    Product Management and
              Columbus, OH  43215                 Nationwide Financial Marketing


Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

         *    Subsidiaries for which separate financial statements are filed

         ** Subsidiaries included in the respective consolidated financial statements

         *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

         **** Other subsidiaries

                COMPANY                     STATE/COUNTRY OF       NO. VOTING               PRINCIPAL BUSINESS
                                              ORGANIZATION         SECURITIES
                                                                  (SEE ATTACHED
                                                                  CHART UNLESS
                                                                    OTHERWISE
                                                                   INDICATED)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
The 401(k) Companies, Inc.              Texas                                     Holding Company
--------------------------------------------------------------------------------------------------------------------------
The 401(k) Company                      Texas                                     Third-party administrator for 401(k)
                                                                                  plans
--------------------------------------------------------------------------------------------------------------------------
401(k) Investment Advisors, Inc.        Texas                                     Investment advisor registered with the
                                                                                  SEC
--------------------------------------------------------------------------------------------------------------------------
401(k) Investments Services, Inc.       Texas                                     NASD registered broker-dealer
--------------------------------------------------------------------------------------------------------------------------
Affiliate Agency, Inc.                  Delaware                                  Insurance agency marketing life
                                                                                  insurance & annuity products through
                                                                                  financial institutions
--------------------------------------------------------------------------------------------------------------------------
Affiliate Agency of Ohio, Inc.          Ohio                                      Insurance agency marketing life
                                                                                  insurance & annuity products through
                                                                                  financial institutions
--------------------------------------------------------------------------------------------------------------------------
AID Finance Services, Inc.              Iowa                                      Holding Company
--------------------------------------------------------------------------------------------------------------------------
ALLIED General Agency Company           Iowa                                      Managing general agent and surplus
                                                                                  lines broker for property & casualty
                                                                                  insurance products
--------------------------------------------------------------------------------------------------------------------------
ALLIED Group, Inc.                      Iowa                                      Property & casualty holding company
--------------------------------------------------------------------------------------------------------------------------
ALLIED Group Insurance Marketing        Iowa                                      Direct marketer for property and
Company                                                                           casualty insurance products
--------------------------------------------------------------------------------------------------------------------------
ALLIED Group Merchant Banking           Iowa                                      Broker-Dealer
Corporation
--------------------------------------------------------------------------------------------------------------------------
ALLIED Property and Casualty Insurance  Iowa                                      Underwrites general property &
Company                                                                           casualty insurance
--------------------------------------------------------------------------------------------------------------------------
Allnations, Inc.                        Ohio                                      Promotes international cooperative
                                                                                  insurance organizations
--------------------------------------------------------------------------------------------------------------------------
AMCO Insurance Company                  Iowa                                      Underwrites general property &
                                                                                  casualty insurance
--------------------------------------------------------------------------------------------------------------------------
American Marine Underwriters, Inc.      Florida                                   Underwriting manager for ocean cargo
                                                                                  and bulk insurance
--------------------------------------------------------------------------------------------------------------------------
Auto Direkt Insurance Company           Germany                                   Insurance Company
--------------------------------------------------------------------------------------------------------------------------
Cal-Ag Insurance services, Inc.         California                                Captive insurance brokerage firm
--------------------------------------------------------------------------------------------------------------------------
CalFarm Insurance Agency                California                                Former marketing company for
                                                                                  traditional agent producers of CalFarm
                                                                                  Insurance Company
--------------------------------------------------------------------------------------------------------------------------
CalFarm Insurance Company               California                                Multi-line insurance company
--------------------------------------------------------------------------------------------------------------------------
Caliber Funding                         Delaware                                  A limited purpose corporation
--------------------------------------------------------------------------------------------------------------------------
Colonial County Mutual Insurance        Texas                                     Insurance Company
Company
--------------------------------------------------------------------------------------------------------------------------
Columbus Insurance Brokerage and        Germany                                   General service insurance broker
Service GmbH
--------------------------------------------------------------------------------------------------------------------------

                COMPANY                     STATE/COUNTRY OF        NO. VOTING               PRINCIPAL BUSINESS
                                              ORGANIZATION          SECURITIES
                                                                   (SEE ATTACHED
                                                                   CHART UNLESS
                                                                     OTHERWISE
                                                                    INDICATED)
---------------------------------------------------------------------------------------------------------------------------
Cooperative Service Company             Nebraska                                   Insurance agency that sells and
                                                                                   services commercial insurance
---------------------------------------------------------------------------------------------------------------------------
Depositors Insurance Company            Iowa                                       Underwrites property & casualty
                                                                                   insurance
---------------------------------------------------------------------------------------------------------------------------
eNationwide, LLC                        Ohio                                       A limited liability company to provide
                                                                                   administrative services to
                                                                                   Nationwide's direct operations
---------------------------------------------------------------------------------------------------------------------------
Excaliber Funding Corporation           Delaware                                   Limited purpose corporation
---------------------------------------------------------------------------------------------------------------------------
F&B, Inc.                               Iowa                                       Insurance Agency
---------------------------------------------------------------------------------------------------------------------------
Farmland Mutual Insurance Company       Iowa                                       Mutual Insurance Company
---------------------------------------------------------------------------------------------------------------------------
Financial Horizons Distributors Agency  Alabama                                    Insurance agency marketing life
of Alabama, Inc.                                                                   insurance and annuity products through
                                                                                   financial institutions
---------------------------------------------------------------------------------------------------------------------------
Financial Horizons Distributors Agency  Ohio                                       Insurance marketing life insurance and
of Ohio, Inc.                                                                      annuity products through financial
                                                                                   institutions
---------------------------------------------------------------------------------------------------------------------------
Financial Horizons Distributors Agency  Oklahoma                                   Insurance marketing life insurance and
of Oklahoma, Inc.                                                                  annuity products through financial
                                                                                   institutions
---------------------------------------------------------------------------------------------------------------------------
Financial Horizons Distributors Agency  Texas                                      Insurance marketing life insurance and
of Texas, Inc.                                                                     annuity products through financial
                                                                                   institutions
---------------------------------------------------------------------------------------------------------------------------
*Financial Horizons Investment Trust    Massachusetts                              Diversified, open-end investment
                                                                                   company
---------------------------------------------------------------------------------------------------------------------------
Financial Horizons Securities           Oklahoma                                   Limited broker-dealer doing business
Corporation                                                                        solely in the financial institution
                                                                                   market
---------------------------------------------------------------------------------------------------------------------------
GatesMcDonald Health Plus Inc.          Ohio                                       Managed Care Organization
---------------------------------------------------------------------------------------------------------------------------
Gates, McDonald & Company               Ohio                                       Services employers for managing
                                                                                   workers' and unemployment compensation
                                                                                   matters
---------------------------------------------------------------------------------------------------------------------------
Gates, McDonald & Company of Nevada     Nevada                                     Self-insurance administration, claims
                                                                                   examinations and data processing
                                                                                   services
---------------------------------------------------------------------------------------------------------------------------
Gates, McDonald & Company of New York,  New York                                   Workers' compensation/self-insured
Inc.                                                                               claims administration services to
                                                                                   employers with exposure in New York
---------------------------------------------------------------------------------------------------------------------------
Insurance Intermediaries, Inc.          Ohio                                       Insurance agency providing commercial
                                                                                   property & casualty brokerage services
---------------------------------------------------------------------------------------------------------------------------
Irvin L. Schwartz and Associates, Inc.  Ohio                                       Insurance Agency
---------------------------------------------------------------------------------------------------------------------------
Landmark Financial Services of New      New York                                   Insurance agency marketing life
York, Inc.                                                                         insurance and annuity products through
                                                                                   financial institutions
---------------------------------------------------------------------------------------------------------------------------
Leben Direkt Insurance Company          Germany                                    Life insurance through direct mail
---------------------------------------------------------------------------------------------------------------------------

                COMPANY                     STATE/COUNTRY OF        NO. VOTING               PRINCIPAL BUSINESS
                                              ORGANIZATION          SECURITIES
                                                                   (SEE ATTACHED
                                                                   CHART UNLESS
                                                                     OTHERWISE
                                                                    INDICATED)
---------------------------------------------------------------------------------------------------------------------------
Lone Star General Agency, Inc.          Texas                                      General agent to market non-standard
                                                                                   automobile and motorcycle insurance
                                                                                   for Colonial Mutual Insurance Company
---------------------------------------------------------------------------------------------------------------------------
MedProSolutions, Inc.                   Massachusetts                              Provides third-party administration
                                                                                   services for workers compensation,
                                                                                   automobile injury and disability claims
---------------------------------------------------------------------------------------------------------------------------
Midwest Printing Services, Ltd.         Iowa                                       General printing services
---------------------------------------------------------------------------------------------------------------------------
Morley & Associates, Inc.               Oregon                                     Insurance brokerage
---------------------------------------------------------------------------------------------------------------------------
Morley Capital Management, Inc.         Oregon                                     Investment adviser and stable value
                                                                                   money management
---------------------------------------------------------------------------------------------------------------------------
Morley Financial Services, Inc.         Oregon                                     Holding Company
---------------------------------------------------------------------------------------------------------------------------
Morley Research Associates, Ltd.        Delaware                                   Credit research consulting
---------------------------------------------------------------------------------------------------------------------------
**MRM Investments, Inc.                 Ohio                                       Owns and operates a recreational ski
                                                                                   facility
---------------------------------------------------------------------------------------------------------------------------
**National Casualty Company             Wisconsin                                  Insurance Company
---------------------------------------------------------------------------------------------------------------------------
National Casualty Company of America,   England                                    Insurance Company
Ltd.
---------------------------------------------------------------------------------------------------------------------------
National Deferred Compensation, Inc.    Ohio                                       Administers deferred compensation
                                                                                   plans for public employees
---------------------------------------------------------------------------------------------------------------------------
**National Premium and Benefit          Delaware                                   Provides third-party administration
Administration Company                                                             services
---------------------------------------------------------------------------------------------------------------------------
Nationwide Advisory Services, Inc.      Ohio                                       Registered broker-dealer providing
                                                                                   investment management and
                                                                                   administrative services
---------------------------------------------------------------------------------------------------------------------------
**Nationwide Agency, Inc.               Ohio                                       Insurance Agency
---------------------------------------------------------------------------------------------------------------------------
Nationwide Agribusiness Insurance       Iowa                                       Provides property & casualty insurance
Company                                                                            primarily to agricultural business
---------------------------------------------------------------------------------------------------------------------------
Nationwide Arena, LLC                   Ohio                                       A limited liability company related to
                                                                                   arena development
---------------------------------------------------------------------------------------------------------------------------
*Nationwide Asset Allocation Trust      Ohio                                       Diversified open-end investment company
---------------------------------------------------------------------------------------------------------------------------
Nationwide Assurance Company            Wisconsin                                  Underwrites non-standard automobile
                                                                                   and motorcycle insurance
---------------------------------------------------------------------------------------------------------------------------
Nationwide Cash Management Company      Ohio                                       Investment Securities Agent
---------------------------------------------------------------------------------------------------------------------------

                COMPANY                     STATE/COUNTRY OF        NO. VOTING               PRINCIPAL BUSINESS
                                              ORGANIZATION          SECURITIES
                                                                   (SEE ATTACHED
                                                                   CHART UNLESS
                                                                     OTHERWISE
                                                                    INDICATED)
---------------------------------------------------------------------------------------------------------------------------
Nationwide Corporation                    Ohio                                     Holding company for entities
                                                                                   affiliated with Nationwide Mutual
                                                                                   Insurance Company
---------------------------------------------------------------------------------------------------------------------------
Nationwide Exclusive Distribution         Ohio                                     A limited liability company providing
Company, LLC                                                                       agency support services to Nationwide
                                                                                   exclusive agents
---------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Assignment Company   Ohio                                     An assignment company to administer
                                                                                   structured settlement business
---------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Institution          Delaware                                 Insurance Agency
Distributors Agency, Inc.
---------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Institution          New Mexico                               Insurance Agency
Distributors Agency, Inc. of New Mexico
---------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Institution          Massachusetts                            Insurance Agency
Distributors Agency, Inc. of
Massachusetts
---------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services             Bermuda                                  Long-term insurer which issued
(Bermuda) Ltd.                                                                     variable annuity and variable life
                                                                                   products to persons outside the U.S. &
                                                                                   Bermuda
---------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services Capital     Delaware                                 Trust which issues and sells
Trust                                                                              securities & uses proceeds to acquire
                                                                                   debentures
---------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services Capital     Delaware                                 Trust which issues and sells
Trust II                                                                           securities & uses proceeds to acquire
                                                                                   debentures
---------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc.       Delaware                                 Holding Company for entities
                                                                                   associated with Nationwide Mutual
                                                                                   Insurance Company
---------------------------------------------------------------------------------------------------------------------------
Nationwide Foundation                     Ohio                                     Not-for profit corporation
---------------------------------------------------------------------------------------------------------------------------
Nationwide General Insurance Company      Ohio                                     Primarily provides automobile and fire
                                                                                   insurance to select customers
---------------------------------------------------------------------------------------------------------------------------
Nationwide Global Finance, LLC            Ohio                                     Act as a support company for
                                                                                   Nationwide Global Holdings, Inc. & its
                                                                                   international capitalization efforts
---------------------------------------------------------------------------------------------------------------------------
Nationwide Global Funds                   Cayman Islands                           Exempted company with limited
                                                                                   liability for purpose of issuing
                                                                                   investment shares to segregated asset
                                                                                   accounts of Nationwide Financial
                                                                                   Services (Bermuda) Ltd. and to
                                                                                   non-U.S. resident investors
---------------------------------------------------------------------------------------------------------------------------
Nationwide Global Holdings, Inc.          Ohio                                     Holding Company for Nationwide
                                                                                   Insurance Enterprise international
                                                                                   operations
---------------------------------------------------------------------------------------------------------------------------
Nationwide Global Holdings, Inc.-NGH      Grand Duchy of                           Analyze European market of life
Luxembourg Branch                         Luxembourg                               insurance
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                COMPANY                     STATE/COUNTRY OF        NO. VOTING               PRINCIPAL BUSINESS
                                              ORGANIZATION          SECURITIES
                                                                   (SEE ATTACHED
                                                                   CHART UNLESS
                                                                     OTHERWISE
                                                                    INDICATED)
---------------------------------------------------------------------------------------------------------------------------
Nationwide Global Holdings-Hong Kong,      Hong Kong                               Primarily a holding company for
Limited                                                                            Nationwide Global Holdings, Inc. Asian
                                                                                   operations
---------------------------------------------------------------------------------------------------------------------------
Nationwide Global Holdings-NGH Brasil      Brazil                                  Holding company
Participacoes LTDA
---------------------------------------------------------------------------------------------------------------------------
Nationwide Health Plans, Inc.              Ohio                                    Health insuring organization
---------------------------------------------------------------------------------------------------------------------------
Nationwide Home Mortgage Company           Iowa                                    Mortgage lendor
---------------------------------------------------------------------------------------------------------------------------
*Nationwide Indemnity Company              Ohio                                    Reinsurance company assuming business
                                                                                   from Nationwide Mutual Insurance
                                                                                   Company and other insurers within the
                                                                                   Nationwide Insurance Enterprise
---------------------------------------------------------------------------------------------------------------------------
Nationwide Insurance Company of America    Wisconsin                               Independent agency personal lines
                                                                                   underwriter of property & casualty
                                                                                   insurance
---------------------------------------------------------------------------------------------------------------------------
Nationwide Insurance Company of Florida    Ohio                                    Transacts general insurance business
                                                                                   except life insurance
---------------------------------------------------------------------------------------------------------------------------
Nationwide Insurance Golf Charities,       Ohio                                    Not-for-profit corporation
Inc.
---------------------------------------------------------------------------------------------------------------------------
Nationwide International Underwriters      California                              Special risks, excess & surplus lines
                                                                                   underwriting manager
---------------------------------------------------------------------------------------------------------------------------
Nationwide Investing Foundation            Michigan                                Provide investors with continuous
                                                                                   source of investment under management
                                                                                   of trustees
---------------------------------------------------------------------------------------------------------------------------
*Nationwide Investing Foundation II        Massachusetts                           Diversified, open-end investment
                                                                                   company
---------------------------------------------------------------------------------------------------------------------------
Nationwide Investment Services             Oklahoma                                Registered broker-dealer
Corporation
---------------------------------------------------------------------------------------------------------------------------
Nationwide Investors Services, Inc.        Ohio                                    Stock Transfer Agent
---------------------------------------------------------------------------------------------------------------------------
** Nationwide Life and Annuity             Ohio                                    Life Insurance Company
Insurance Company
---------------------------------------------------------------------------------------------------------------------------
** Nationwide Life Insurance Company       Ohio                                    Life Insurance Company
---------------------------------------------------------------------------------------------------------------------------
Nationwide Lloyds                          Texas                                   Commercial property insurance in Texas
---------------------------------------------------------------------------------------------------------------------------
Nationwide Management Systems, Inc.        Ohio                                    Preferred provider organization,
                                                                                   products and related services
---------------------------------------------------------------------------------------------------------------------------
Nationwide Mutual Fire Insurance           Ohio                                    Mutual Insurance Company
Company
---------------------------------------------------------------------------------------------------------------------------
* Nationwide Mutual Funds                  Ohio                                    Diversified, open-end investment
                                                                                   company
---------------------------------------------------------------------------------------------------------------------------
Nationwide Mutual Insurance Company        Ohio                                    Mutual Insurance Company
---------------------------------------------------------------------------------------------------------------------------

                COMPANY                     STATE/COUNTRY OF        NO. VOTING               PRINCIPAL BUSINESS
                                              ORGANIZATION          SECURITIES
                                                                   (SEE ATTACHED
                                                                   CHART UNLESS
                                                                     OTHERWISE
                                                                    INDICATED)
---------------------------------------------------------------------------------------------------------------------------
Nationwide Properties, Ltd.               Ohio                                     Develop, own and operate real estate
                                                                                   and real estate investments
---------------------------------------------------------------------------------------------------------------------------
Nationwide Property and Casualty          Ohio                                     Insurance Company
Insurance Company
---------------------------------------------------------------------------------------------------------------------------
Nationwide Realty Investors, Inc.         Ohio                                     Develop, own and operate real estate
                                                                                   and real estate investments
---------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.     Delaware                                 Market and administer deferred
                                                                                   compensation plans for public employees
---------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.     Alabama                                  Market and administer deferred
of Alabama                                                                         compensation plans for public employees
---------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.     Arizona                                  Market and administer deferred
of Arizona                                                                         compensation plans for public employees
---------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.     Arkansas                                 Market and administer deferred
of Arkansas                                                                        compensation plans for public employees
---------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.     Montana                                  Market and administer deferred
of Montana                                                                         compensation plans for public employees
---------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.     Nevada                                   Market and administer deferred
of Nevada                                                                          compensation plans for public employees
---------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.     New Mexico                               Market and administer deferred
of New Mexico                                                                      compensation plans for public employees
---------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.     Ohio                                     Market variable annuity contracts to
of Ohio                                                                            members of the National Education
                                                                                   Association in the state of Ohio
---------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.     Oklahoma                                 Market variable annuity contracts to
of Oklahoma                                                                        members of the National Education
                                                                                   Association in the state of Oklahoma
---------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.     South Dakota                             Market and administer deferred
of South Dakota                                                                    compensation plans for public employees
---------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.     Texas                                    Market and administer deferred
of Texas                                                                           compensation plans for public employees
---------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.     Wyoming                                  Market variable annuity contracts to
of Wyoming                                                                         members of the National Education
                                                                                   Association in the state of Wyoming
---------------------------------------------------------------------------------------------------------------------------

                COMPANY                     STATE/COUNTRY OF        NO. VOTING               PRINCIPAL BUSINESS
                                              ORGANIZATION          SECURITIES
                                                                   (SEE ATTACHED
                                                                   CHART UNLESS
                                                                     OTHERWISE
                                                                    INDICATED)
---------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions         Massachusetts                              Market and administer deferred
Insurance Agency Inc.                                                              compensation plans for public employees
---------------------------------------------------------------------------------------------------------------------------
Nationwide Seguradora S.A.              Brazil                                     Engage in elementary, health & life
                                                                                   insurance; private open pension and
                                                                                   wealth concession plans
---------------------------------------------------------------------------------------------------------------------------
*Nationwide Separate Account Trust      Massachusetts                              Diversified, open-end investment
                                                                                   company
---------------------------------------------------------------------------------------------------------------------------
Nationwide Services Company, LLC.       Ohio                                       Single member limited liability
                                                                                   company performing shared services
                                                                                   functions for the Nationwide Insurance
                                                                                   Enterprise
---------------------------------------------------------------------------------------------------------------------------
Nationwide Trust Company, FSB           United States                              Federal savings bank chartered by the
                                                                                   Office of Thrift Supervision in U.S.
                                                                                   Department of Treasury to exercise
                                                                                   custody & fiduciary powers
---------------------------------------------------------------------------------------------------------------------------
Neckura Holding Company                 Germany                                    Administrative services for Neckura
                                                                                   Insurance Group
---------------------------------------------------------------------------------------------------------------------------
Neckura Insurance Company               Germany                                    Insurance Company
---------------------------------------------------------------------------------------------------------------------------
Neckura Life Insurance Company          Germany                                    Life and health insurance company
---------------------------------------------------------------------------------------------------------------------------
Nevada Independent                      Nevada                                     Workers' compensation administrative
Companies-Construction                                                             services to Nevada employers in the
                                                                                   construction industry
---------------------------------------------------------------------------------------------------------------------------
Nevada Independent Companies-Health     Nevada                                     Workers' compensation administrative
and Nonprofit                                                                      services to Nevada employers in health
                                                                                   & nonprofit industries
---------------------------------------------------------------------------------------------------------------------------
Nevada Independent Companies-           Nevada                                     Workers' compensation administrative
Hospitality and Entertainment                                                      services to Nevada employers in the
                                                                                   hospitality & entertainment industries
---------------------------------------------------------------------------------------------------------------------------
Nevada Independent Companies-           Nevada                                     Workers' compensation administrative
Manufacturing, Transportation and                                                  services to Nevada employers in the
Distribution                                                                       manufacturing, transportation and
                                                                                   distribution industries
---------------------------------------------------------------------------------------------------------------------------
NFS Distributors, Inc.                  Delaware                                   Holding company for Nationwide
                                                                                   Financial Services, Inc. distribution
                                                                                   companies
---------------------------------------------------------------------------------------------------------------------------
NGH Luxembourg, S.A                     Luxembourg                                 Acts primarily as holding company for
                                                                                   Nationwide Global Holdings, Inc.
                                                                                   European operations
---------------------------------------------------------------------------------------------------------------------------
NGH Netherlands, B.V.                   The Netherlands                            Holding company for other overseas
                                                                                   companies
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                COMPANY                     STATE/COUNTRY OF        NO. VOTING               PRINCIPAL BUSINESS
                                              ORGANIZATION          SECURITIES
                                                                   (SEE ATTACHED
                                                                   CHART UNLESS
                                                                     OTHERWISE
                                                                    INDICATED)
---------------------------------------------------------------------------------------------------------------------------
NGH UK, Ltd.                            United Kingdom                             Assist Nationwide Global Holdings,
                                                                                   Inc. with European operations and
                                                                                   marketing
---------------------------------------------------------------------------------------------------------------------------
Northpointe Capital LLC                 Delaware                                   Limited liability company for
                                                                                   investments
---------------------------------------------------------------------------------------------------------------------------
PanEuroLife                             Luxembourg                                 Life Insurance company providing
                                                                                   individual life insurance primarily in
                                                                                   the UK, Belgium and France
---------------------------------------------------------------------------------------------------------------------------
Pension Associates, Inc.                Wisconsin                                  Pension plan administration and record
                                                                                   keeping services
---------------------------------------------------------------------------------------------------------------------------
Portland Investment Services, Inc.      Oregon                                     NASD registered broker-dealer
---------------------------------------------------------------------------------------------------------------------------
Premier Agency, Inc.                    Iowa                                       Insurance Agency
---------------------------------------------------------------------------------------------------------------------------
Riverview Agency, Inc.                  Texas                                      Has a pending application to become a
                                                                                   licensed insurance agency with the
                                                                                   Texas Department of Insurance
---------------------------------------------------------------------------------------------------------------------------
Scottsdale Indemnity Company            Ohio                                       Insurance Company
---------------------------------------------------------------------------------------------------------------------------
Scottsdale Insurance Company            Ohio                                       Insurance Company
---------------------------------------------------------------------------------------------------------------------------
Scottsdale Surplus Lines Insurance      Arizona                                    Provides excess and surplus lines
Company                                                                            insurance coverage on a non-admitted
                                                                                   basis
---------------------------------------------------------------------------------------------------------------------------
SVM Sales GmbH, Neckura Insurance Group Germany                                    Recruits and supervises external sales
                                                                                   partners who obtain new business for
                                                                                   the Neckura Group as well as to offer
                                                                                   financial services
---------------------------------------------------------------------------------------------------------------------------
Union Bond & Trust Company              Oregon                                     Oregon state bank with trust powers
---------------------------------------------------------------------------------------------------------------------------
Villanova Capital, Inc.                 Delaware                                   Holding Company
---------------------------------------------------------------------------------------------------------------------------
Villanova Mutual Fund Capital Trust     Delaware                                   Trust designed to act as a registered
                                                                                   investment advisor
---------------------------------------------------------------------------------------------------------------------------
Villanova SA Capital Trust              Delaware                                   Trust designed to act as a registered
                                                                                   investment advisor
---------------------------------------------------------------------------------------------------------------------------
Western Heritage Insurance Company      Arizona                                    Underwrites excess and surplus lines
                                                                                   of property and casualty insurance
---------------------------------------------------------------------------------------------------------------------------

                     COMPANY                    STATE/COUNTRY OF        NO. VOTING SECURITIES           PRINCIPAL BUSINESS
                                                  ORGANIZATION          (SEE ATTACHED CHART)
                                                                      UNLESS OTHERWISE INDICATED
---------------------------------------------------------------------------------------------------------------------------------
  *   MFS Variable Account                            Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                    Account
---------------------------------------------------------------------------------------------------------------------------------
  *   NACo Variable Account                           Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                    Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide DC Variable Account                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                    Account
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide DCVA-II                              Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                    Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Separate Account No. 1                          Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                    Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Multi-Flex Variable Account          Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                    Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-A                Ohio          Nationwide Life and Annuity   Issuer of Annuity Contracts
                                                                    Separate Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-B                Ohio          Nationwide Life and Annuity   Issuer of Annuity Contracts
                                                                    Separate Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-C                Ohio          Nationwide Life and Annuity   Issuer of Annuity Contracts
                                                                    Separate Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account                     Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                    Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-II                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                    Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-3                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                    Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-4                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                    Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-5                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                    Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-6                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                    Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Fidelity Advisor Variable            Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
      Account                                                       Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-8                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                    Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-9                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                    Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-10                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                    Account
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-11                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                    Account
---------------------------------------------------------------------------------------------------------------------------------

                     COMPANY                    STATE/COUNTRY OF        NO. VOTING SECURITIES           PRINCIPAL BUSINESS
                                                  ORGANIZATION          (SEE ATTACHED CHART)
                                                                      UNLESS OTHERWISE INDICATED
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-A                Ohio          Nationwide Life and Annuity   Issuer of Life Insurance
                                                                    Separate Account              Policies
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-B                Ohio          Nationwide Life and Annuity   Issuer of Life Insurance
                                                                    Separate Account              Policies
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-C                Ohio          Nationwide Life and Annuity   Issuer of Life Insurance
                                                                    Separate Account              Policies
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account -D               Ohio          Nationwide Life and Annuity   Issuer of Life Insurance
                                                                    Separate Account              Policies
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account                 Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                    Account                       Policies
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-2               Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                    Account                       Policies
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-3               Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                    Account                       Policies
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-4               Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                    Account                       Policies
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide VLI Separate Account-5               Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                    Account                       Policies
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                         (left side)
------------------------
| NATIONWIDE INSURANCE |
| GOLF CHARITIES, INC. |
|                      |
|      MEMBERSHIP      |
|      NONPROFIT       |
|     CORPORATION      |
------------------------
           -------------------------------------------------------------------------------------------------------------------------
           |                                      |
---------------------------           ---------------------------       ----------------------------
|   CARIBBEAN ALLIANCE    |           |         ALLIED          |       |                          |
|   INSURANCE COMPANY     |           |       GROUP, INC.       |       |                          |
|                         |           |          (AGI)          |       |     NATIONWIDE LLOYDS    |
|                         |           |                         |       |                          |
|Common Stock: 1,900,000  |   |-------|Common Stock: 850 Shares |---|   |                          |
|------------  Shares     |   |       |------------             |   |   |      A TEXAS LLOYDS      |================================
|                         |   |       |                         |   |   |                          |
|              Cost       |   |       |              Cost       |   |   |                          |
|              ----       |   |       |              ----       |   |   |                          |
|Casualty-                |   |       |Casualty-                |   |   |                          |
|100%         $19,000,000 |   |       |100%       $1,243,344,521|   |   |                          |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                                     |
---------------------------   |       ---------------------------   |   ----------------------------
|  NATIONWIDE INSURANCE   |   |       |           AMCO          |   |   |        DEPOSITORS        |
|   COMPANY OF AMERICA    |   |       |    INSURANCE COMPANY    |   |   |     INSURANCE COMPANY    |
|                         |   |       |          (AMCO)         |   |   |       (DEPOSITORS)       |
|Common Stock: 12,000     |   |       |Common Stock: 500,000    |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |---|---|                          |
|              Cost       |   |       |              Cost       |   |   |              Cost        |
|              ----       |   |       |              ----       |   |   |              ----        |
|                         |   |       |                         |   |   |                          |
|AGI-100%    $215,273,000 |   |       |AGI-100%     $147,425,540|   |   |AGI 100%      $22,251,842 |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                    |                |
---------------------------   |       ---------------------------   |   ----------------------------
|      AID FINANCE        |   |       |           ALLIED        |   |   |     ALLIED PROPERTY      |
|     SERVICES, INC.      |   |       |      GENERAL AGENCY     |   |   |       AND CASUALTY       |
|     (AID FINANCE)       |   |       |          COMPANY        |   |   |    INSURANCE COMPANY     |
|Common Stock: 10,000     |   |       |Common Stock: 5,000      |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |   |---|                          |
|              Cost       |           |              Cost       |   |   |              Cost        |
|              ----       |           |              ----       |   |   |              ----        |
|AGI-100%      $19,545,634|           |AMCO-100%     $135,342   |   |   |AGI-100%      $47,018,643 |
---------------------------           ---------------------------   |   ----------------------------
            |                                                       |
---------------------------           ---------------------------   |   ----------------------------
|        ALLIED           |           |         ALLIED          |   |   |        NATIONWIDE        |
|   GROUP INSURANCE       |           |    DOCUMENT SOLUTIONS,  |   |   |      HOME MORTGAGE       |
|  MARKETING COMPANY      |           |           INC.          |   |   |      COMPANY (NHMC)      |
|                         |           |Common Stock: 10,000     |   |   |                          |
|Common Stock: 20,000     |           |------------  Shares     |   |   |Common Stock: 54,348      |
|------------  Shares     |           |                         |---|---|------------   Shares     |
|                         |           |                         |   |   |                          |
|                         |           |                         |   |   |                          |
|                         |           |                         |   |   |                          |
|              Cost       |           |              Cost       |   |   |                          |
|              ----       |           |              ----       |   |   |                          |
| Aid                     |           |AGI-100%      $610,000   |   |   |AGI-80%                   |
| Finance-100% $16,059,469|           ---------------------------   |   ----------------------------
--------------------------                                          |                 |
                                      ---------------------------   |   ----------------------------
                                      |          PREMIER        |   |   |           AGMC           |
                                      |          AGENCY,        |   |   |      REINSURANCE, LTD.   |
                                      |            INC.         |   |   |                          |
                                      |Common Stock: 100,000    |   |   |Common Stock: 11,000      |
                                      |------------  Shares     |   |   |------------  Shares      |
                                      |                         |---|   |                          |
                                      |              Cost       |       |              Cost        |
                                      |              ----       |       |              ----        |
                                      |AGI-100%      $100,000   |       |NHMC-100%     $11,000     |
                                      ---------------------------       ----------------------------

                                                                        ----------------------------
                                                                        |          WESTERN         |
                                                                        |    HERITAGE INSURANCE    |
                                                                        |          COMPANY         |
                                                                        |                          |
                                                                        |Common Stock: 4,776,076   |--------------------------------
                                                                        |------------- Shares      |
                                                                        |                          |
                                                                        |              Cost        |
                                                                        |              ----        |
                                                                        |SIC-100%      $57,000,000 |
                                                                        ----------------------------

                                                    NATIONWIDE(R)                                                  (middle)
  ------------------------------------------                                              ------------------------------------------
  |                                        |                                              |                                        |
  |           NATIONWIDE MUTUAL            |                                              |          NATIONWIDE MUTUAL             |
  |           INSURANCE COMPANY            |==============================================|        FIRE INSURANCE COMPANY          |
  |              (CASUALTY)                |                                              |               (FIRE)                   |
  |                                        |                                              |                                        |
  ------------------------------------------                                              ------------------------------------------
  |  ||               |                                                                                     |
--|  ||               |--------------------------------------------------------------------|                |-----------------------
     ||                                                                                    |
     ||                                          |--------------------------------------------------------------|-------------------
     ||                                          |                                                              |
     ||  --------------------------------        |   --------------------------------            -----------------------------------
     ||  |       FARMLAND MUTUAL        |        |   |     NATIONWIDE GENERAL       |            |       NECKURA HOLDING        |
     ||  |      INSURANCE COMPANY       |        |   |      INSURANCE COMPANY       |            |      COMPANY (NECKURA)       |
     ||  |Guaranty Fund                 |        |   |                              |            |                              |
=====||==|------------                  |---|    |   |Common Stock:    20,000       |            |Common Stock:    10,000       |
         |Certificate                   |   |    |---|------------     Shares       |         |--|------------     Shares       |
         |-----------                   |   |    |   |                              |         |  |                              |
         |                 Cost         |   |    |   |                 Cost         |         |  |                 Cost         |
         |                 ----         |   |    |   |                 ----         |         |  |                 ----         |
         |Casualty         $500,000     |   |    |   |Casualty-100%    $5,944,422   |         |  |Casualty-100%    $142,943,140 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |          F & B, INC.         |   |    |   |      NATIONWIDE PROPERTY     |         |  |           NECKURA            |
         |                              |   |    |   |         AND CASUALTY         |         |  |       INSURANCE COMPANY      |
         |Common Stock:    1 Share      |   |    |   |       INSURANCE COMPANY      |         |  |                              |
         |------------                  |   |    |   |Common Stock:    60,000       |         |--|Common Stock:    6,000        |
         |                              |---|    |---|------------     Shares       |         |  |------------     Shares       |
         |                 Cost         |   |    |   |                              |         |  |                              |
         |                 ----         |   |    |   |                 Cost         |         |  |                 Cost         |
         |Farmland                      |   |    |   |                 ----         |         |  |                 ----         |
         |Mutual-100%       $10         |   |    |   |Casualty-100%    $6,000,000   |         |  |Neckura-100%     DM 6,000,000 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |     COOPERATIVE SERVICE      |   |    |   |     NATIONWIDE ASSURANCE     |         |  |         NECKURA LIFE         |
         |           COMPANY            |   |    |   |            COMPANY           |         |  |       INSURANCE COMPANY      |
         |Common Stock:    600 Shares   |   |    |   |                              |         |  |                              |
         |------------                  |----    |---|Common Stock:    1,750        |         |--|Common Stock:    4,000        |
         |                              |        |   |------------     Shares       |         |  |------------     Shares       |
         |                 Cost         |            |                              |            |                              |
         |                 ----         |        |   |                 Cost         |         |  |                 Cost         |
         |Farmland                      |        |   |                 ----         |         |  |                 ----         |
         |Mutual-100%      $3,506,173   |        |   |Casualty-100%    $41,750,000  |         |  |Neckura-100%     DM 15,825,681|
         --------------------------------        |   --------------------------------         |  --------------------------------
                                                 |                                            |
         --------------------------------        |   --------------------------------         |  --------------------------------
         |          SCOTTSDALE          |        |   |    NATIONWIDE AGRIBUSINESS   |         |  |      COLUMBUS INSURANCE      |
         |       INSURANCE COMPANY      |        |   |       INSURANCE COMPANY      |         |  |    BROKERAGE AND SERVICE     |
         |             (SIC)            |        |   |                              |         |  |             GmbH             |
         |Common Stock:    30,136       |        |   |Common Stock:    1,000,000    |         |  |Common Stock:    1 Share      |
     |---|------------     Shares       |--------|---|------------     Shares       |         |--|------------                  |
     |   |                              |        |   |                              |         |  |                              |
     |   |                              |        |   |                 Cost         |         |  |                 Cost         |
     |   |                 Cost         |        |   |                 ----         |         |  |                 ----         |
     |   |                 ----         |        |   |Casualty-99.9%   $26,714,335  |         |  |Neckura-100%     DM 51,639    |
     |   |Casualty-100%    $150,000,500 |        |   |Other Capital                 |         |  |                              |
     |   |                              |        |   |-------------                 |         |  |                              |
     |   |                              |        |   |Casualty-Ptd.    $713,576     |         |  |                              |
     |   --------------------------------        |   -------------------------------          |  --------------------------------
     |                                           |                                            |
     |   --------------------------------        |   --------------------------------         |  --------------------------------
     |   |         SCOTTSDALE           |        |   |       NATIONAL CASUALTY      |         |  |         LEBEN DIREKT         |
     |   |        SURPLUS LINES         |        |   |            COMPANY           |         |  |       INSURANCE COMPANY      |
     |   |      INSURANCE COMPANY       |        |   |              (NC)            |         |  |                              |
     |   |Common Stock:    10,000       |        |   |  Common Stock:  100 Shares   |         |  |Common Stock:    4,000 Shares |
     |---|------------     Shares       |        |---|  -------------               |         |--|------------                  |
     |   |                              |        |   |                              |         |  |                              |
     |   |                 Cost         |        |   |                 Cost         |         |  |                 Cost         |
     |   |                 ----         |        |   |                 ----         |         |  |                 ----         |
     |   |SIC-100%         $6,000,000   |        |   |Casualty-100%    $67,442,439  |         |  |Neckura-100%     DM 4,000,000 |
     |   |                              |        |   |                              |         |  |                              |
     |   --------------------------------        |   --------------------------------         |  --------------------------------
     |                                           |                   |                        |
     |   --------------------------------        |   --------------------------------         |  --------------------------------
     |   |      NATIONAL PREMIUM &      |        |   |     NCC OF AMERICAN, LTD.    |         |  |          AUTO DIREKT         |
     |   |    BENEFIT ADMINISTRATION    |        |   |           (INACTIVE)         |         |  |        INSURANCE COMPANY     |
     |   |           COMPANY            |        |   |                              |         |  |                              |
     |   |Common Stock:    10,000       |        |   |                              |         |  |Common Stock:    1500  Shares |
  ---|---|------------     Shares       |        |   |                              |         |--|------------                  |
         |                              |        |   |                              |         |  |                              |
         |                 Cost         |        |   |                              |         |  |                 Cost         |
         |                 ----         |        |   |                              |         |  |                 ----         |
         |SIC-100%         $10,000      |        |   |NC-100%                       |         |  |Neckura-100%     DM 1,643,149 |
         --------------------------------        |   --------------------------------         |  --------------------------------
                                                 |                                            |
         --------------------------------        |   --------------------------------         |  --------------------------------
         |             RP&C             |        |   |           SUN DIRECT         |         |  |           SVM SALES          |
         |         INTERNATIONAL        |        |   |        VERSICHERUNGS -       |         |  |             GmbH             |
         |                              |        |   |       AKTIENGESCLISCHAFT     |         |  |                              |
         |Common Stock:    1,000        |        |   |Common Stock:    1 Share      |         |  |Common Stock:    50 Shares    |
         |------------     Shares       |---------   |------------                  |------------|------------                  |
         |                              |            |                              |            |                              |
         |                 Cost         |            |                 Cost         |            |                 Cost         |
         |                 ----         |            |                 ----         |            |                 ----         |
         |Casualty-20.3%  $2,400,740    |            |Neckura-100%     $9,600,000   |            |Neckura-100%     DM 50,000    |
         |                              |            |                 EURO         |            |                              |
         --------------------------------            --------------------------------            --------------------------------

                                                                                                                        (right side)
                                                                                                            ------------------------
                                                                                                            |      NATIONWIDE      |
                                                                                                            |      FOUNDATION      |
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------
---------------------------------------------------------------------------------------------------------------------|
                                                                                                                     |
---------------------------------------------------------------------------------------------------------------      |
  |                                          |                                           |                    |      |
  |                                          |                                           |                    |      |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |         SCOTTSDALE           |     |    |       NATIONWIDE CASH        |       |     |          NATIONWIDE               |
  |     |      INDEMNITY COMPANY       |     |    |      MANAGEMENT COMPANY      |       |     |          CORPORATION              |
  |     |                              |     |    |                              |       |     |                                   |
  |     |                              |     |    |                              |       |     |Common Stock:    Control:          |
  |     |Common Stock:    50,000       |     |    |Common Stock:    100 Shares   |       |     |------------     -------           |
  |-----|------------     Shares       |     |----|------------                  |       |     |$13,642,432      100%              |
  |     |                              |     |    |                 Cost         |       |     |         Shares     Cost           |
  |     |                 Cost         |     |    |                 ----         |       |     |         ------     ----           |
  |     |                 ----         |     |    |Casualty-100%    $11,226      |       |     |Casualty 12,992,922 $1,182,959,447 |
  |     |Casualty-100%    $8,800,000   |     |    |                              |       |     |Fire        649,510    111,835,185 |
  |     |                              |     |    |                              |       |     |          (See Page 2)             |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |         NATIONWIDE           |     |    |          NATIONWIDE          |       |     |         ALLNATIONS, INC.          |
  |     |      INDEMNITY COMPANY       |     |    |           ARENA LLC          |       |     |Common Stock:    12,167 Shares     |
  |     |                              |     |    |                              |       |     |-------------    Cost              |
  |-----|Common Stock:    28,000       |     |....|                              |       |-----|                 ----              |
  |     |------------     Shares       |     |    |                              |       |     |Casualty-16%     $91,600           |
  |     |                              |     |    |                              |       |     |Fire-16%         $91,742           |
  |     |                 Cost         |     |    |                              |       |     |Preferred Stock  1,466 Shares      |
  |     |                 ----         |     |    |Casualty-90%                  |       |     |---------------  Cost              |
  |     |Casualty-100%    $594,529,000 |     |    |                              |       |     |                 ----              |
  |     |                              |     |    |                              |       |     |Casualty-6.8%    $100,000          |
  |     |                              |     |    |                              |       |     |Fire-6.8%        $100,000          |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |          LONE STAR           |     |    |          NATIONWIDE          |       |     |     NATIONWIDE INTERNATIONAL      |
  |     |     GENERAL AGENCY, INC.     |     |    |    EXCLUSIVE DISTRIBUTION    |       |     |           UNDERWRITERS            |
  |     |                              |     |    |     COMPANY, LLC (NEDCO)     |       |     |                                   |
  ------|Common Stock:    1,000        |     |....|                              |       |-----|Common Stock:    1,000             |
  |     |------------     Shares       |     |    |    Single Member Limited     |       |     |-------------    Shares            |
  |     |                              |     |    |       Liability Company      |       |     |                                   |
  |     |                 Cost         |     |    |                              |       |     |                 Cost              |
  |     |                 ----         |     |    |Casualty-100%                 |       |     |                 ----              |
  |     |Casualty-100%    $5,000,000   |     |    |                              |       |     |Casualty-100%    $10,000           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                   ||                     |                   |                       |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |        COLONIAL COUNTY       |     |    |          INSURANCE           |       |     |         CALFARM INSURANCE         |
  |     |        MUTUAL INSURANCE      |     |    |     INTERMEDIARIES, INC.     |       |     |              COMPANY              |
  |     |             COMPANY          |     |    |                              |       |     |                                   |
  |     |                              |     |    |Common Stock:   1,615 Shares  |       |     |Common Stock:   52,000             |
  |     |                              |     |    |-------------                 |       |-----|--------------   Shares            |
  |     |                              |     |    |                 Cost         |             |                                   |
  |     |Surplus Debentures:           |     |    |                 ----         |             |                 Cost              |
  |     |-------------------           |     |    |NEDCO-100%       $1,615,000   |             |                 ----              |
  |     |                 Cost         |     |    --------------------------------             |Casualty-100%    $106,164,995      |
  |     |                 ----         |     |                                                 |                                   |
  |     |Colonial         $500,000     |     |    --------------------------------             -------------------------------------
  |     |Lone Star         150,000     |     |    |       eNATIONWIDE, LLC       |                               |
  |     --------------------------------     |    |            (eNat)            |             -------------------------------------
  |                                          |    |                              |             |       CALFARM INSURANCE           |
  |     --------------------------------     |    |                              |             |             AGENCY                |
  |     |      NATIONWIDE SERVICES     |     |....|     Single Member Limited    |             |                                   |
  |     |         COMPANY, LLC         |          |        Liability Company     |             |                                   |
  |     |                              |          |                              |             |                                   |
  |     |Single Member Limited         |     |----|                              |             |Common Stock:    1,000 shares      |
  |.....|Liability Company             |     |    |                              |             |-------------                      |
  |     |                              |     |    |                              |             |                                   |
  |     |                              |     |    |Casualty-100%                 |             |                                   |
  |     |Casualty-100%                 |     |    |                              |             |                                   |
  |     |                              |     |    --------------------------------             |CalFarm Insurance                  |
  |     --------------------------------     |                                                 |Company - 100%                     |
  |                                          |    --------------------------------             -------------------------------------
  |                                          |    |      DISCOVER INSURANCE      |                               |
  |     --------------------------------     |    |         COMPANY, LLC         |             -------------------------------------
  |     |       AMERICAN MARINE        |     |    |                              |             |        CAL-AG INSURANCE           |
  |     |      UNDERWRITERS, INC.      |     |    |                              |             |            SERVICES               |
  |     |                              |     |    |   Single Member Limited      |             |                                   |
  |     |Common Stock:   20 Shares     |     |....|     Liability Company        |             |Common Stock:      100 Shares      |
  |-----|------------                  |     |    |                              |             |------------                       |
  |     |                 Cost         |     |    |                              |             |                                   |
  |     |                 ----         |     |    |eNat-100%                     |             |CalFarm Insurance                  |
  |     |Casualty-100%    $5,020       |     |    |                              |             |Agency-100%                        |
  |     |                              |     |    --------------------------------             -------------------------------------
  |     --------------------------------     |
  |                                          |    --------------------------------
  |     ---------------------------------    |    |       DISCOVER COMPANY       |
  |     |     NATIONWIDE INSURANCE      |    |    |         OF TEXAS, LLC        |
  |     |      COMPANY OF FLORIDA       |    |    |                              |
  |     |                               |    |    |      Single Member Limited   |
  |     |      Liability Company        |    |....|        Liability Company     |
  |     |Common Stock:    10,000 Shares |         |                              |
  |-----|-------------                  |         |                              |
        |                 Cost          |         |eNat-100%                     |
        |                 ----          |         |                              |
        |Casualty-100%    $300,000,000  |         --------------------------------
        |                               |
        ---------------------------------
                                                                                            Subsidiary Companies      -- Solid Line
                                                                                            Contractual Association   -- Double Line
                                                                                            Limited Liability Company -- Dotted Line

                                                                                            June 30, 2000

                                                                                                                       (Left Side)

                             |----------------------------------|-----------------------------------|-----------------------------
                             |                                  |                                   |
               -----------------------------      -----------------------------      -----------------------------
               | NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |     NATIONWIDE TRUST      |
               |     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      |      COMPANY, FSB         |
               |                           |      |      CAPITAL TRUST        |      | Common Stock: 2,800,000   |
               | Common Stock: 3,814,779   |      | Preferred Stock:          |      | ------------  Shares      |
               | ------------  Shares      |      | ---------------           |      |               Cost        |
               |                           |      |                           |      |               ----        |
               | NFS--100%                 |      | NFS--100%                 |      | NFS--100%     $3,000,000  |
               ----------------|------------      -----------------------------      -----------------------------
                               |
                               |                                                                       |--------------------------
-----------------------------  |  -----------------------------                      -----------------------------
|    NATIONWIDE LIFE AND    |  |  |         NATIONWIDE        |                      |    NATIONWIDE FINANCIAL   |
| ANNUITY INSURANCE COMPANY |  |  |  ADVISORY SERVICES, INC   |                      |  INSTITUTION DISTRIBUTORS |
|                           |  |  |      (NW ADV. SERV.)      |                      |    AGENCY, INC. (NFIDAI)  |
| Common Stock: 66,000      |  |  | Common Stock: 7,676       |                      |                           |
| ------------  Shares      |--|--| ------------  Shares      |====                  |                           |
|                           |  |  |                           |  ||                  |                           |
|               Cost        |  |  |               Cost        |  ||                  | Common Stock: 1,000 Shares|
|               ----        |  |  |               ----        |  ||                  | ------------              |
| NW Life-100% $58,070,003  |  |  | NW Life-100% $5,996,261   |  ||                  | NFSDI-100%                |
-----------------------------  |  -----------------------------  ||                  --------------|--||----------
                               |                                 ||                                |  ||
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
|   NATIONWIDE INVESTMENT   |  |  |     NATIONWIDE MUTUAL     |  ||  |     FINANCIAL HORIZONS    | |  ||  |                     |
|   SERVICES CORPORATION    |  |  |           FUNDS           |  ||  |    DISTRIBUTORS AGENCY    | |  ||  |                     |
|                           |  |  |                           |  ||  |      OF ALABAMA, INC.     | |  ||  |                     |
| Common Stock: 5,000       |  |  |    OHIO BUSINESS TRUST    |  ||  |                           | |  ||  |      FLORIDA        |
| ------------  Shares      |  |  |                           |  ||  | Common Stock: 10,000      | |  ||  |      RECORDS        |===
|                           |--|  |                           |==||  | ------------  Shares      |--  ||  |   ADMINISTRATOR,    |
|                           |  |  |                           |  ||  |                           | |  ||  |        INC          |
|               Cost        |  |  |                           |  ||  |               Cost        | |  ||  |                     |
|               ----        |  |  |                           |  ||  |               ----        | |  ||  |                     |
| NW Life-100% $529,728     |  |  |                           |  ||  | NFIDAI-100%   $100        | |  ||  |                     |
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
                               |                                 ||                                |  ||
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
|   NATIONWIDE FINANCIAL    |  |  |        NATIONWIDE         |  ||  |    LANDMARK FINANCIAL     | |  ||  |                     |
|       ASSIGNMENT          |  |  |     SEPARATE ACCOUNT      |  ||  |        SERVICES OF        | |  ||  |                     |
|        COMPANY            |  |  |           TRUST           |  ||  |       NEW YORK, INC.      | |  ||  |                     |
|                           |  |  |                           |  ||  |                           | |  ||  |                     |
|                           |  |  |                           |  ||  | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
|                           |--|  |       MASSACHUSETTS       |==||  | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
|                           |  |  |      BUSINESS TRUST       |  ||  |                           | |  ||  |      OF OHIO, INC   |
|                           |  |  |                           |  ||  |               Cost        | |  ||  |                     |
|                           |  |  |                           |  ||  |               ----        | |  ||  |                     |
| NW Life-100%              |  |  |                           |  ||  | NFIDAI-100% $10,100       | |  ||  |                     |
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
                               |                                 ||                                |  ||
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
|     NATIONWIDE REALTY     |  |  |         NATIONWIDE        |  ||  |     FINANCIAL HORIZONS    | |  ||  |                     |
|      INVESTORS, LTD.      |  |  |  ASSET ALLOCATION TRUST   |  ||  |      SECURITIES CORP.     | |  ||  |                     |
|                           |  |  |                           |  ||  |                           | |  ||  |                     |
| Units:                    |  |  |                           |  ||  | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
| ------                    |..|  |    OHIO BUSINESS TRUST    |==||  | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
|                           |  |  |                           |      |                           | |  ||  |   OF OKLAHOMA, INC  |
|                           |  |  |                           |      |               Cost        | |  ||  |                     |
| NW Life-70%               |  |  |                           |      |               ----        | |  ||  |                     |
| NW Mutual-30%             |  |  |                           |      | NFIDAI-100% $153,000      | |  ||  |                     |
-----------------------------  |  -----------------------------      ----------------------------- |  ||  -----------------------
                               |                                                                   |  ||
-----------------------------  |                                     ----------------------------- |  ||  -----------------------
|        NATIONWIDE         |  |                                     |   AFFILIATE AGENCY, INC.  | |  ||  |                     |
|       PROPERTIES, LTD.    |  |                                     |                           | |  ||  |                     |
|                           |  |                                     |                           | |  ||  |                     |
| Units:                    |..|                                     | Common Stock: 100         | |  ||  | FINANCIAL HORIZONS  |
| ------                    |                                        | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
|                           |                                        |                           | |  ||  |    OF TEXAS, INC    |
|                           |                                        |               Cost        | |  ||  |                     |
| NW Life-97.6%             |                                        |               ----        | |  ||  |                     |
| NW Mutual-2.4%            |                                        | NFIDAI-100%   $100        | |  ||  |                     |
-----------------------------                                        ----------------------------- |  ||  -----------------------
                                                                                                   |  ||
                                                                     ----------------------------- |  ||  -----------------------
                                                                     |   NATIONWIDE FINANCIAL    | |  ||  |                     |
                                                                     | INSTITUTION DISTRIBUTORS  | |  ||  |                     |
                                                                     |     INSURANCE AGENCY,     | |  ||  |                     |
                                                                     |       INC. OF MASS.       | |  ||  |      AFFILIATE      |
                                                                     |                           |--  ====|      AGENCY OF      |
                                                                     |Common Stock: 100 Shares   | |      |      OHIO, INC      |
                                                                     |------------               | |      |                     |
                                                                     |                           | |      |                     |
                                                                     |NFIDAI-100%                | |      |                     |
                                                                     ----------------------------- |      -----------------------
                                                                     ----------------------------- |
                                                                     |   NATIONWIDE FINANCIAL    | |
                                                                     | INSTITUTION DISTRIBUTORS  | |
                                                                     |  INSURANCE AGENCY, INC.   | |
                                                                     |       OF NEW MEXICO       |--
                                                                     |                           |
                                                                     |Common Stock: 100 Shares   |
                                                                     |------------               |
                                                                     |                           |
                                                                     |NFIDAI-100%                |
                                                                     -----------------------------

                                                                                                                           (Center)
                                                           NATIONWIDE(R)
--------------------------------------------------                                --------------------------------------------------
|               NATIONWIDE MUTUAL                |                                |                NATIONWIDE MUTUAL               |
|               INSURANCE COMPANY                |================================|            FIRE INSURANCE COMPANY              |
|                  (CASUALTY)                    |                   |            |                    (FIRE)                      |
--------------------------------------------------                   |            --------------------------------------------------
                                                                     |
                                                  -----------------------------------------
                                                  |    NATIONWIDE CORPORATION (NW CORP)   |
                                                  |   COMMON STOCK:           CONTROL:    |
                                                  |   ------------            -------     |
                                                  |    13,642,432               100%      |
                                                  |             SHARES     COST           |
                                                  |             ------     ----           |
                                                  |CASUALTY     12,992,922 $1,182,959,447 |
                                                  |FIRE            649,510    111,385,185 |
                                                  -------------------|---------------------
                                                                     |--------------------------------------------------------------
                                                      ---------------|-------------
                                                      |    NATIONWIDE FINANCIAL   |
                                                      |    SERVICES, INC. (NFS)   |
                                                      |                           |
                                                      |Common Stock:  Control:    |
                                                      |------------   -------     |
                                                      |                           |
                                                      |                           |
                                                      |Class A      Public-100%   |
                                                      |CLASS B      NW CORP-100%  |
                                                      ---------------|-------------
                                                                     |
-----------|-------------------------|-------------------------|--------------------------|-------------------------|
           |                         |                         |                          |                         |
-----------|------------ ------------|------------ ------------|------------ -------------|------------ ------------|-------------
|NFS DISTRIBUTORS, INC.| |  NATIONWIDE FINANCIAL | | NATIONWIDE FINANCIAL  | |PENSION ASSOCIATES, INC.| |VILLANOVA CAPITAL, INC. |
|       (NFSDI)        | |    SERVICES CAPITAL   | |SERVICES (BERMUDA) INC.| |Common Stock: 1,000     | |Common Stock:  958,750  |
|                      | |        TRUST II       | |Common Stock: 250,000  | |------------  Shares    | |-------------    Shares |
|                      | |                       | |------------- Shares   | |                        | |NFS-96%                 |
|                      | |                       | |              Cost     | |              Cost      | |Preferred Stock: 500,000|
|NFS-100%              | |                       | |              ----     | |              ----      | |---------------  Shares |
|                      | | NFS-100%              | |NFS-100%   $3,500,000  | | NFS-100%     $2,839,392| |NFS-100%                |
-----------|------------ ------------------------- ------------------------- -------------------------- ------------|-------------
           |
-----------|---------|----------------|--------------------------|                        |-------------------------|---------------
-----------|-------- | ---------------|------------ -------------|------------ -----------|------------- -----------|-------------
|NATIONAL DEFERRED | | |THE 401(k) COMPANIES, INC.| |  NATIONWIDE RETIREMENT | | VILLANOVA S.A. CAPITAL| |    MORLEY FINANCIAL   |
|COMPENSATION, INC.| | |         (401(k))         | |   SOLUTIONS, INC. (NRS)| |     TRUST (VSA)       | |SERVICES, INC. (MORLEY)|
|                  | | |                          | |Common Stock:  236,494  | |                       | |Common Stock:  82,343  |
|                  | | |Common Stock:   Control   | |-------------  Shares   | |                       | |------------   Shares  |
|                  | | |-------------   -------   | |                        | |                       | |                       |
|NFSDI-100%        | | |Class A        Other-100% | |                        | |                       | |VILLANOVA CAPITAL, INC.|
|                  | | |Class B        NFS-100%   | |NFSDI-100%              | |DELAWARE BUSINESS TRUST| |-100%                  |
---||--------------- | ---------------------------- -------------|------------ -----------------|------- -----------|-------------
   ||                |            |                              |                              |                   |
   ||                |            |                              |                              |                   |------------|
   ||                |            |                              |                              |                                |
   ||  --------------|------------|----------------------------  |  --------------------------  |  ----------------------------  |
   ||  |    IRVIN L. SCHWARTZ    |||   NATIONWIDE RETIREMENT  |  |  |NATIONWIDE RETIREMENT   |  |  |         NATIONWIDE       |  |
   ||  |   AND ASSOCIATES, INC.  |||SOLUTIONS, INC. OF ALABAMA|  |  |  SOLUTIONS, INC. OF    |  |  | INVESTORS SERVICES, INC. |  |
   ||  |                         |||                          |  |  |      NEW MEXICO        |  |  |                          |  |
   ||  |Common Stock:  Control:  |||Common Stock: 10,000      |  |  | Common Stock: 1,000    |  |  |Common Stock: 5           |  |
=====  |-------------  --------  |||------------- Shares      |--|--| ------------- Shares   |  |--|------------- Shares      |  |
       |Class A        Other-100%|||              Cost        |  |  |               Cost     |  |  |              Cost        |  |
       |Class B        NFSDI-100%|||              ----        |  |  |               ----     |  |  |              ----        |  |
       |                         |||NRS-100%      $1,000      |  |  |NRS-100%       $1,000   |  |  |VSA-100%      $5,000      |  |
       ---------------------------|----------------------------  |  --------------------------  |  ----------------------------  |
                                  |                              |                              |                                |
       ---------------------------|----------------------------  |  --------------------------  |  ----------------------------  |
       |    401(k) INVESTMENT    |||  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE GLOBAL FUNDS |  |
       |      SERVICES, INC.     |||SOLUTIONS, INC. OF ARIZONA|  |  |  SOLUTIONS, INC. OF    |  |  |                          |  |
       |                         |||                          |  |  |      SO. DAKOTA        |  |  |                          |  |
       |Common Stock: 1,000,000  |||Common Stock: 1,000       |  |  |Common Stock: 1,000     |  |  |                          |  |
       |------------  Shares     |-|------------- Shares      |--|--|------------- Shares    |  |==|     LUXEMBOURG SICAV     |  |--
       |                         |||              Cost        |  |  |               Cost     |  |  |                          |  |
       |               Cost      |||              ----        |  |  |               ----     |  |  |                          |  |
       |               ----      |||NRS-100%      $1,000      |  |  |NRS-100%      $1,000    |  |  |                          |  |
       |401(k)-100%    $7,800    ||----------------------------  |  --------------------------  |  ----------------------------  |
       ---------------------------|                              |                              |                                |
                                  |----------------------------  |  --------------------------  |  ----------------------------  |
       ---------------------------||   NATIONWIDE RETIREMENT  |  |  | NATIONWIDE RETIREMENT  |  |  |   ALLIED GROUP MERCHANT  |  |
       |    401(k) INVESTMENT    |||    SOLUTIONS, INC. OF    |  |  |    SOLUTIONS, INC.     |  |  |    BANKING CORPORATION   |  |
       |      ADVISORS, INC.     |||         ARKANSAS         |  |  |       OF WYOMING       |  |  |                          |  |
       |                         |||Common Stock: 50,000      |-----|Common Stock: 500 Shares|  |--|Common Stock: 10,000      |  |--
       |Common Stock:  1,000     |||------------- Shares      |  |  |-------------           |     |------------- Shares      |  |
       |------------   Shares    |-|              Cost        |  |  |              Cost      |     |              Cost        |  |
       |                         |||              ----        |  |  |              ----      |     |              ----        |  |
       |               Cost      |||NRS-100%      $500        |  |  |NRS-100%      $500      |     |VSA-100%      $146,653    |  |
       |               ----      ||----------------------------  |  --------------------------     ----------------------------  |
       |401(k)-100%    $1,000    ||                              |                                                               |
       ---------------------------|----------------------------  |  --------------------------     ----------------------------  |
                                  ||   NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE RETIREMENT |     |       UNION BOND         |  |
       ---------------------------||      SOLUTIONS, INS.     |  |  |   SOLUTIONS, INC.      |     |     & TRUST COMPANY      |  |
       |      401(k) COMPANY     |||       AGENCY, INC.       |  |  |     OF OHIO            |     |                          |  |
       |                         |||Common Stock: 1,000       |  |  |                        |     |Common Stock: 2,000       |  |
       |Common Stock: 855,000    |||------------- Shares      |--|==|                        |     |------------- Shares      |--|--
       |------------  Shares     |||                          |  |  |                        |     |                          |  |
       |                         |||              Cost        |  |  |                        |     |              Cost        |  |
       |              Cost       |||              ----        |  |  |                        |     |              ----        |  |
       |              ----       |-|NRS-100%      $1,000      |  |  |                        |     |Morley-100%   $50,000     |  |
       |401(k)-100%   $1,000     ||----------------------------  |  --------------------------     ----------------------------  |
       ---------------------------|                              |                                                               |
                                  |----------------------------  |  --------------------------     ----------------------------  |
       ---------------------------||  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |     |    PORTLAND INVESTMENT   |  |
       |                         |||SOLUTIONS, INC. OF MONTANA|  |  |  SOLUTIONS, INC. OF    |     |       SERVICES, INC.     |  |
       |                         |||                          |  |  |      OKLAHOMA          |     |                          |  |
       |  RIVERVIEW AGENCY, INC. |||Common Stock: 500         |  |  |                        |     |Common Stock: 1,000       |  |
       |                         |||------------- Shares      |--|==|                        |     |------------- Shares      |--|--
       |                         |||              Cost        |  |  |                        |     |              Cost        |  |
       |                         |=|              ----        |  |  |                        |     |              ----        |  |
       |                         | |NRS-100%      $500        |  |  |                        |     |Morley-100%   $25,000     |  |
       --------------------------- ----------------------------  |  --------------------------     ----------------------------  |
                                                                 |                                                               |
                                   ----------------------------  |  --------------------------     ----------------------------  |
                                   |   NATIONWIDE RETIREMENT  |  |  |   NATIONWIDE RETIREMENT|     |         MORLEY &         |  |
                                   | SOLUTIONS, INC. OF NEVADA|  |  |    SOLUTIONS, INC.     |     |     ASSOCIATES, INC.     |  |
                                   |                          |  |  |      OF TEXAS          |     |                          |  |
                                   |Common Stock: 1,000       |-- ==|                        |     |Common Stock: 3,500       |--|
                                   |------------- Shares      |     |                        |     |------------- Shares      |
                                   |              Cost        |     |                        |     |              Cost        |
                                   |              ----        |     |                        |     |              ----        |
                                   |NRS-100%      $1,000      |     |                        |     |Morley-100%   $1,000      |
                                   ----------------------------     --------------------------     ----------------------------

                                                                                                                            (Right)
















-----------------------------------------------------------------------------------------------
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
         ---------------|--------------   ------------------------------- |      ----------------------------
         |     NATIONWIDE GLOBAL      |   |       GATES MCDONALD        | |      |        NATIONWIDE        |
         |    HOLDINGS, INC. (NGH)    |   |      & COMPANY (GATES)      | |      |HEALTH PLANS, INC. (NHP)  |
         |                            |   |                             | |      |                          |
         |Common Stock:   1 Share     | --|Common Stock:  254 Shares    | |  |---|Common Stock:  100 Shares |
         |------------                | | |------------                 | |  |   |------------              |
         |               Cost         | | |               Cost          | |  |   |               Cost       |
         |               ----         | | |               ----          | |  |   |               ----       |
         |NW Corp.-100%  $257,000,000 | | |NW Corp.-100%  $25,683,532   | |  |   |                          |
         |                            | | |------------------------------ |  |   |NW Corp.-100%  $14,603,732|
         ------------------------------ |                                 |  |   ----------------------------
                                        | |------------------------------ |  |   ----------------------------
                                        | |  MEDPROSOLUTIONS, INC.      | |  |   |    NATIONWIDE MANAGEMENT |
         ------------------------------ --|                             | |  |   |        SYSTEMS, INC.     |
         |    VILLANOVA MUTUAL FUND   | | |               Cost          | |  |   |                          |
         |     CAPITAL TRUST (VMF)    | | |               ----          | |  |---|Common Stock:  100 Shares |
----|----|                            | | |Gates-100%     $6,700,000    | |  |   |-------------             |
    |    |                            | | |                             | |  |   |               Cost       |
    |    |                            | | |                             | |  |   |               ----       |
    |    |                            | | ------------------------------- |  |   |NHP Inc.-100%  $25,149    |
    |    |                            | |                                 |  |   ----------------------------
    |    |                            | | |------------------------------ |  |   ----------------------------
    |    |   DELAWARE BUSINESS TRUST  | | |     GATES MCDONALD &        | |  |   |         NATIONWIDE       |
    |    ------------------------------ | | COMPANY OF NEW YORK, INC.   | |  |   |        AGENCY, INC.      |
    |                                   --|                             | |  |   |                          |
    |    ------------------------------ | |Common Stock:  3 Shares      | |  |---|Common Stock:  100 Shares |
    |    |        NORTHPOINTE         | | |------------                 | |      |------------              |
    |    |        CAPITAL LLC         | | |               Cost          | |      |               Cost       |
    |    |                            | | |               ----          | |      |               ----       |
    |----|                            | | |Gates-100%     $106,947      | |      |NHP Inc.-99%   $116,077   |
         |                            | | ------------------------------- |      ----------------------------
         |                            | |                                 |
         |                            | | ------------------------------- |      ----------------------------
         |VILLANOVA CAPITAL, INC.-100%| | |      GATES MCDONALD &       | |      |   MRM INVESTMENTS, INC.  |
         ------------------------------ | |     COMPANY OF NEVADA       | |      |                          |
                                        --|                             | -------|Common Stock:  1 Shares   |
         ------------------------------ | |Common Stock:  40 Shares     |        |------------              |
         |     EXCALIBER FUNDING      | | |------------                 |        |               Cost       |
         |        CORPORATION         | | |               Cost          |        |               ----       |
---------|Common Stock: 1,000 Shares  | | |               ----          |        |NW Corp.-100%  $7,000,000 |
         |-------------               | | |Gates-100%     $93,750       |        ----------------------------
         |              Cost          | | -------------------------------
         |              ----          | |
         |Morley-100%   $1,000        | | -------------------------------
         ------------------------------ | |       GATES MCDONALD        |
                                        | |      HEALTH PLUS, INC.      |
         ------------------------------ --|                             |
         |      CALIBER FUNDING       | | |Common Stock:  200 Shares    |
         |        CORPORATION         | | |------------                 |
         |                            | | |               Cost          |
---------|                            | | |               ----          |
         |                            | | |Gates-100%     $2,000,000    |
         | Morley-100%                | | -------------------------------
         |                            | |
         ------------------------------ | -------------------------------
                                        | |NEVADA INDEPENDENT COMPANIES-|
                                        | |MANUFACTURING TRANSPORTATION |
                                        | |       AND DISTRIBUTION      |
                                        --|                             |
                                        | |Common Stock:  1,000 Shares  |
                                        | |------------                 |
                                        | |Gates-100%                   |
                                        | -------------------------------
                                        |
         ------------------------------ | -------------------------------
         |      MORLEY RESEARCH       | | |      NEVADA INDEPENDENT     |
         |      ASSOCIATES, LTD.      | | |     COMPANIES-HEALTH AND    |
---------|                            | --|           NONPROFIT         |
         |Common Stock:  1,000 Shares | | |Common Stock:  1,000 Shares  |
         |-------------               | | |------------                 |
         |               Cost         | | |                             |
         |               ----         | | |Gates-100%                   |
         |Morley-100%    $1,000       | | -------------------------------
         ------------------------------ |
                                        | -------------------------------
         ------------------------------ | |     NEVADA INDEPENDENT      |
         |       MORLEY CAPITAL       | | |   COMPANIES-CONSTRUCTION    |
         |         MANAGEMENT         | --|                             |
         |                            | | |Common Stock:  1,000 Shares  |
---------|Common Stock:  500 Shares   | | |------------                 |
         |-------------               | | |                             |
         |                Cost        | | |Gates-100%                   |
         |                ----        | | -------------------------------
         |Morley-100%     $5,000      | |
         ------------------------------ | -------------------------------
                                        | |     NEVADA INDEPENDENT      |
                                        | | COMPANIES-HOSPITALITY AND   |       Subsidiary Companies      - Solid Line
                                        --|         ENTERTAINMENT       |       Contractual Association   - Double Line
                                          |                             |       Limited Liability Company - Dotted Line
                                          |Common Stock:  1,000 Shares  |
                                          |------------                 |
                                          |                             |
                                          |Gates-100%                   |       June 30, 2000
                                          -------------------------------
                                                                                                                    Page 2

Item 27. NUMBER OF CONTRACT OWNERS

         The number of contract owners of Qualified and Non-Qualified Contracts as of January 31, 2000 was 4 and 109, respectively.

Item 28. INDEMNIFICATION

         Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29. PRINCIPAL UNDERWRITER

         (a) INVESTMENT COMPANIES FOR WHICH VAN KAMPEN FUNDS INC. ACTS AS PRINCIPAL UNDERWRITER OR DEPOSITOR AS OF APRIL 1, 2000

              Van Kampen U.S. Government Trust
                   Van Kampen U.S. Government Fund
              Van Kampen Tax Free Trust
                   Van Kampen Insured Tax Free Income Fund
                   Van Kampen Tax Free High Income Fund
                   Van Kampen California Insured Tax Free Fund
                   Van Kampen California Municipal Income Fund
                   Van Kampen Municipal Income Fund
                   Van Kampen Intermediate Term Municipal Income Fund Van Kampen Florida Insured Tax Free Income Fund Van Kampen New York Tax Free Income Fund
              Van Kampen Trust
                   Van Kampen High Yield Fund
                   Van Kampen Strategic Income Fund
              Van Kampen Equity Trust
                   Van Kampen Aggressive Growth Fund
                   Van Kampen Growth Fund
                   Van Kampen Small Cap Value Fund*
                   Van Kampen Utility Fund

              Van Kampen Equity Trust II
                   Van Kampen Technology Fund
                   Van Kampen Tax Managed Equity Growth Fund
              Van Kampen Pennsylvania Tax Free Income Fund
              Van Kampen Tax Free Money Fund
              Van Kampen Prime Rate Income Trust
              Van Kampen Senior Floating Rate Fund
              Van Kampen Comstock Fund
              Van Kampen Corporate Bond Fund
              Van Kampen Emerging Growth Fund
              Van Kampen Enterprise Fund
              Van Kampen Equity Income Fund
              Van Kampen Exchange Fund
              The Explorer Institutional Trust
                  Explorer Institutional Active Core Fund
                  Explorer Institutional Limited Duration Fund
              Van Kampen Limited Maturity Government Fund
              Van Kampen Global Managed Assets Fund
              Van Kampen Government Securities Fund
              Van Kampen Growth and Income Fund
              Van Kampen Harbor Fund
              Van Kampen High Income Corporate Bond Fund
              Van Kampen Life Investment Trust on behalf of its series
                   Asset Allocation Portfolio
                   Comstock Portfolio*
                   Domestic Income Portfolio
                   Emerging Growth Portfolio
                   Enterprise Portfolio
                   Global Equity Portfolio
                   Government Portfolio
                   Growth and Income Portfolio
                   Money Market Portfolio
                   Strategic Stock Portfolio
                   Morgan Stanley Real Estate Securities Portfolio
              Van Kampen Pace Fund
              Van Kampen Real Estate Securities Fund
              Van Kampen Reserve Fund
              Van Kampen Tax - Exempt Trust
                   Van Kampen High Yield Municipal Fund
              Van Kampen U.S. Government Trust for Income
              Van Kampen World Portfolio Series Trust
                   Van Kampen Global Government Securities Fund
              Van Kampen Series Fund, Inc.
                   Van Kampen American Value Fund
                   Van Kampen Asian Growth Fund
                   Van Kampen Emerging Markets Debt Fund*
                   Van Kampen Emerging Markets Fund
                   Van Kampen Equity Growth Fund
                   Van Kampen European Equity Fund
                   Van Kampen Focus Equity Fund
                   Van Kampen Global Equity Allocation Fund

                   Van Kampen Global Equity Fund
                   Van Kampen Global Fixed Income Fund
                   Van Kampen Growth and Income Fund II*
                   Van Kampen High Yield & Total Return Fund
                   Van Kampen International Magnum Fund
                   Van Kampen Japanese Equity Fund*
                   Van Kampen Latin American Fund
                   Van Kampen Mid Cap Growth Fund*
                   Van Kampen Tax Managed Global Franchise Fund
                   Van Kampen Value Fund
                   Van Kampen Worldwide High Income Fund
              Insured Municipals Income Trust                                   Series 419
              Florida Insured Municipals Income Trust                           Series 129
              Michigan Insured Municipals Income Trust                          Series 160
              New York Insured Municipals Income Trust                          Series 149
              The Dow(SM)Strategic 10 Trust                                     February 2000 Series
              The Dow(SM)Strategic 10 Trust                                     February 2000 Traditional Series
              The Dow(SM)Strategic 5 Trust                                      February 2000 Series
              The Dow(SM)Strategic 5 Trust                                      February 2000 Traditional Series
              EAFE Strategic 20 Trust                                           February 2000 Series
              Strategic Picks Opportunity Trust                                 February 2000 Series
              NASDAQ Strategic 10 Trust                                         February 2000 Series
              Dow 30 Index Trust                                                Series 9
              Dow & Tech Strategic 10 Trust                                     Series 3/00
              Global Energy Trust                                               Series 12
              Financial Institutions Trust                                      Series 3a
              Financial Institutions Trust                                      Series 3b
              Edward Jones Select Growth Trust                                  February 2000 Series
              Internet Trust                                                    Series 19A
              Internet Trust                                                    Series 19B
              Morgan Stanley High-Technology 35 Index Trust                     Series 11A
              Morgan Stanley High-Technology 35 Index Trust                     Series 11B
              Pharmaceutical Trust                                              Series 9A
              Pharmaceutical Trust                                              Series 9B
              Telecommunications & Bandwith Trust                               Series 9A
              Telecommunications & Bandwith Trust                               Series 9B
              Semi-Conductor Trust                                              Series 1A
              Semi-Conductor Trust                                              Series 1B
              Global Wireless Trust                                             Series 2A
              Global Wireless Trust                                             Series 2B
              Roaring 2000s Trust                                               Series 5a
              Roaring 2000s Trust                                               Series 5b
              Roaring 2000s Traditional                                         Series 4
              Morgan Stanley Multinational Index Trust                          Series 2a
              Morgan Stanley Multinational Index Trust                          Series 2b
              Software Trust                                                    Series 2A
              Software Trust                                                    Series 2B
              Baird Economic Outlook Trust
              Matcity - Great American Equities Trust                           Series 3
              Matcity - Great American Value Trust                              Series 1

              Josephthal - The New Millennium Consumer Trust,
              Retail.com Portfolio

                        * Funds that have not commenced investment operations.

                                    OFFICERS
                             VAN KAMPEN FUNDS INC.

NAME                        OFFICE                                         LOCATION
Richard F. Powers III       Chairman & Chief Executive Officer             Oakbrook Terrace, IL
John H. Zimmerman III       President                                      Oakbrook Terrace, IL
A. Thomas Smith III         Executive Vice President, General              Oakbrook Terrace, IL
                            Counsel, and Secretary                         Oakbrook Terrace, IL
Steven M. Massoni           Executive Vice President                       Oakbrook Terrace, IL
William R. Rybak            Executive Vice President, Chief
                            Financial Officer & Treasurer                  Oakbrook Terrace, IL
Michael H. Santo            Executive Vice President, Chief
                            Operations & Technology Officer                Oakbrook Terrace, IL
Colette M. Saucedo          Executive Vice President & Chief
                            Administrative Officer                         Houston, TX
David Michael Swanson       Executive Vice President & Chief
                            Marketing Officer                              Oakbrook Terrace, IL
Laurence J. Althoff         Senior Vice President & Controller             Oakbrook Terrace, IL
Don J. Andrews              Senior Vice President & Chief
                            Compliance Officer                             Oakbrook Terrace, IL
Sara Louise Badler          Senior Vice President, Deputy General
                            Counsel & Assistant Secretary                  Oakbrook Terrace, IL
James J. Boyne              Sr. Vice President, Deputy General             Oakbrook Terrace, IL
                            Counsel & Assistant Secretary
Glenn M. Cackovit           Sr. Vice President                             Oakbrook Terrace, IL
Gary R. DeMoss              Sr. Vice President                             Oakbrook Terrace, IL
John E. Doyle               Sr. Vice President                             Oakbrook Terrace, IL
Richard G. Golod            Sr. Vice President                             Annapolis, MD
Eric J. Hargens             Sr. Vice President                             Oakbrook Terrace, IL
Dominic C. Martellaro       Sr. Vice President                             Oakbrook Terrace, IL
Carl E. Mayfield            Sr. Vice President                             Lakewood, CO
Mark R. McClure             Sr. Vice President                             Oakbrook Terrace, IL
Robert F. Muller, Jr.       Sr. Vice President                             Houston, TX
Walter E. Rein              Sr. Vice President                             Oakbrook Terrace, IL
James J. Ryan               Sr. Vice President                             Oakbrook Terrace, IL
Frederick Shepherd          Sr. Vice President                             Houston, TX
Robert S. West              Sr. Vice President                             Oakbrook Terrace, IL
Weston B. Wetherell         Sr. Vice President & Asst. Secretary           Oakbrook Terrace, IL
Patrick J. Woelfel          Sr. Vice President                             Oakbrook Terrace, IL
Edward G. Wood, III         Sr. Vice President & Chief Operating Officer   Oakbrook Terrace. IL
James Robert Yount          Sr. Vice President                             Coto De Caza, CA
Patricia A. Bettlach        1st Vice President                             Chesterfield, MO
Gregory Heffington          1st Vice President                             Ft. Collins, CO
David S. Hogaboom           1st Vice President                             Oakbrook Terrace, IL
Maura A. McGrath            1st Vice President                             New York, NY

Thomas Rowley               1st Vice President                             Oakbrook Terrace, IL
Andrew J. Scherer           1st Vice President                             Oakbrook Terrace, IL
James D. Stevens            1st Vice President                             North Andover, MA
James K. Ambrosio           Vice President                                 Massapequa, NY
Brian P. Arcara             Vice President                                 Buffalo, NY
Timothy R. Armstrong        Vice President                                 Wellington, FL
Matthew T. Baker            Vice President                                 Oakbrook Terrace, IL
Shakeel Anwar Barkat        Vice President                                 Annapolis, MD
Scott C. Bemstiel           Vice President                                 Plainsboro, NJ
Carol S. Biegel             Vice President                                 Oakbrook Terrace, IL
Christopher M. Bisaillon    Vice President                                 Oakbrook Terrace, IL
William Edward Bond         Vice President                                 New York, NY
Michael P. Boos             Vice President                                 Oakbrook Terrace, IL
Robert C. Brooks            Vice President                                 Oakbrook Terrace, IL
Elizabeth M. Brown          Vice President                                 Houston, TX
Michael Winston Brown       Vice President                                 Colleyville, TX
William F. Burke, Jr.       Vice President                                 Mendham, NJ
Loren Burket                Vice President                                 Plymouth, MN
Juanita E. Buss             Vice President                                 Kennesaw, GA
Christine Cleary Byrum      Vice President                                 Tampa, FL
Richard J. Charlino         Vice President                                 Houston, TX
Deanne Margaret Chiaro      Vice President                                 Oakbrook Terrace, IL
Scott A. Chriske            Vice President                                 Plano, TX
German Clavijo              Vice President                                 Atlanta, GA
Dominick Cogliandro         Vice President & Asst. Treasurer               New York, NY
Michael Colston             Vice President                                 Louisville, KY
Kevin J. Connors            Vice President                                 Oakbrook Terrace, IL
Gina M. Costello            Vice President & Asst. Secretary               Oakbrook Terrace, IL
Suzanne Cummings            Vice President                                 Oakbrook Terrace, IL
Michael E. Eccleston        Vice President                                 Oakbrook Terrace, IL
William J. Fow              Vice President                                 Redding, CT
Charles Friday              Vice President                                 Gibsonia, PA
Kyle D. Haas                Vice President                                 Oakbrook Terrace, IL
Daniel Hamilton             Vice President                                 Austin, TX
John G. Hansen              Vice President                                 Oakbrook Terrace, IL
Michael D. Hibsch           Vice President                                 Oakbrook Terrace, IL
Susan J. Hill               Vice President & Senior Attorney               Oakbrook Terrace, IL
Thomas R. Hindelang         Vice President                                 Gilbert, AZ
Bryn M. Hoggard             Vice President                                 Houston, TX
Michelle Huber              Vice President                                 Oakbrook Terrace, IL
Michael B. Hughes           Vice President                                 Oakbrook Terrace, IL
Lowell Jackson              Vice President                                 Norcross, GA
Kevin G. Jajuga             Vice President                                 Baltimore, MD
Laurie L. Jones             Vice President                                 Houston, TX
Robert Daniel Kendall       Vice President                                 Oakbrook Terrace, IL
Michael C. Kinney           Vice President                                 Oakbrook Terrace, IL
Dana R. Klein               Vice President                                 Oakbrook Terrace, IL
Frederick Kohly             Vice President                                 Miami, FL
Patricia D. Lathrop         Vice President                                 Tampa, FL
Brian Laux                  Vice President                                 Staten Island, NY
Tony E. Leal                Vice President                                 Houston, TX

S. William Lehew III        Vice President                                 Charlotte, NC
Ivan R. Lowe                Vice President                                 Houston, TX
Richard M. Lundgren         Vice President                                 Oakbrook Terrace, IL
Linda S. MacAyeal           Vice President & Senior Attorney               Oakbrook Terrace, IL
Kevin S. Marsh              Vice President                                 Bellevue, WA
Brooks D. McCartney         Vice President                                 Issaquah, WA
Anne Therese McGrath        Vice President                                 Los Gatos, CA
John Mills                  Vice President                                 Kenner, LA
Stuart R. Moehlman          Vice President                                 Houston, TX
Carin Elizabeth Morgan      Vice President                                 Oakbrook Terrace, IL
Ted Morrow                  Vice President                                 Plano, TX
Lance O'Brian Murphy        Vice President                                 Houston, TX
Peter Nicholas              Vice President                                 Beverly, MA
James A. O'Brien            Vice President                                 New York, NY
Allyn Maureen O'Connor      Vice President & Assc. General Counsel         Oakbrook Terrace, IL
Gregory S. Parker           Vice President                                 Houston, TX
Christopher Petrungaro      Vice President                                 Oakbrook Terrace, IL
Richard J. Poli             Vice President                                 Dowington
Ronald E. Pratt             Vice President                                 Marietta, GA
Theresa Marie Renn          Vice President                                 Oakbrook Terrace, IL
Kevin Wayne Reszel          Vice President                                 Oakbrook Terrace, IL
Michael W. Rohr             Vice President                                 Oakbrook Terrace, IL
Jeffrey L. Rose             Vice President                                 Houston, TX
Suzette N. Rothberg         Vice President                                 Plymouth, MN
Jeffrey Rourke              Vice President                                 Oakbrook Terrace, IL
Heather R. Sabo             Vice President                                 Richmond, VA
Thomas J. Sauerborn         Vice President                                 New York, NY
Diane Saxon                 Vice President & Assistant Treasurer           Oakbrook Terrace, IL
Stephanie Scarlata          Vice President                                 Bedford Corners, NY
Timothy M. Scholten         Vice President                                 Oakbrook Terrace, IL
Ronald J. Schuster          Vice President                                 Tampa, FL
Jeffrey M. Scott            Vice President                                 Oakbrook Terrace, IL
Gwen L. Shaneyfalt          Vice President                                 Oakbrook Terrace, IL
Jeffrey C. Shirk            Vice President                                 Swampscott, MA
Traci T. Sorenson           Vice President                                 Oakbrook Terrace, IL
Darren D. Stabler           Vice President                                 Phoenix, AZ
Christopher J. Staniforth   Vice President                                 Leawood, KS
Richard Stefanec            Vice President                                 Los Angles, CA
William C. Strafford        Vice President                                 Granger, IN
Charles S. Thompson         Vice President                                 Oakbrook Terrace, IL
John F. Tierney             Vice President                                 Oakbrook Terrace, IL
Curtis L. Ulvestad          Vice President                                 Red Wing, MN
Brett Alan VanBortel        Vice President                                 Oakbrook Terrace, IL
Larry Brian Vickrey         Vice President                                 Houston, TX
Daniel B. Waldron           Vice President                                 Oakbrook Terrace, IL
Jeff Warland                Vice President                                 Oakbrook Terrace, IL
Robert A. Watson            Vice President                                 Oakbrook Terrace, IL
Sharon M. Wells Coicou      Vice President                                 New York, NY
Frank L. Wheeler            Vice President                                 Oakbrook Terrace, IL
Harold Whitworth, III       Vice President                                 Oakbrook Terrace, IL
Joel John Wilczewski        Vice President                                 Oakbrook Terrace, IL

Thomas M. Wilson            Vice President                                 Oakbrook Terrace, IL
Barbara A. Withers          Vice President                                 Oakbrook Terrace, IL
David M. Wynn               Vice President                                 Phoenix, AZ
Patrick M. Zacchea          Vice President                                 Oakbrook Terrace, IL
Scott F. Becker             Asst. Vice President                           Oakbrook Terrace, IL
Brian E. Binder             Asst. Vice President                           Oakbrook Terrace, IL
Billie J. Bronaugh          Asst. Vice President                           Houston, TX
Lynn Chadderton             Asst. Vice President                           Valnco, FL
Phillip C. Ciulla           Asst. Vice President                           Oakbrook Terrace, IL
Amy Cooper                  Asst. Vice President                           Oakbrook Terrace, IL
Paula M. Duerr              Asst. Vice President                           Oakbrook Terrace, IL
Tammy Echevarria-Davis      Asst. Vice President                           Oakbrook Terrace, IL
Walter C. Gray              Asst. Vice President                           Houston, TX
Nancy Johannsen             Asst. Vice President                           Oakbrook Terrace, IL
Thomas G. Johnson           Asst. Vice President                           New York, NY
Tara Gay Jones              Asst. Vice President                           Oakbrook Terrace, IL
Robin R. Jordan             Asst. Vice President                           Oakbrook Terrace, IL
Holly Kay Lieberman         Asst. Vice President                           Oakbrook Terrace, IL
Gregory Todd Mino           Asst. Vice President                           Oakbrook Terrace, IL
Barbara Novak               Asst. Vice President                           Oakbrook Terrace, IL
Christopher Perozek         Asst. Vice President                           Oakbrook Terrace, IL
Christine K. Putong         Asst. Vice President & Asst. Secretary         Oakbrook Terrace, IL
Leah Richardson             Asst. Vice President                           Oakbrook Terrace, IL
David P. Robbins            Asst. Vice President                           Oakbrook Terrace, IL
Regina Rosen                Asst. Vice President                           Oakbrook Terrace, IL
Pamela S. Salley            Asst. Vice President                           Houston, TX
David T. Saylor             Asst. Vice President                           Oakbrook Terrace, IL
Katherine P. Scherer        Asst. Vice President                           Oakbrook Terrace, IL
Heather K. Schmitt          Asst. Vice President                           Oakbrook Terrace, IL
Lisa Schultz                Asst. Vice President                           Oakbrook Terrace, IL
Laurel H. Shipes            Asst. Vice President                           Oakbrook Terrace, IL
Lauren B. Sinai             Asst. Vice President                           Oakbrook Terrace, IL
Scott Stevens               Asst. Vice President                           Oakbrook Terrace, IL
Kristen L. Transier         Asst. Vice President                           Houston, TX
Damienne C. Trippiedi       Asst. Vice President                           Oakbrook Terrace, IL
Michael Trizil              Asst. Vice President                           Oakbrook Terrace, IL
David H. Villarreal         Asst. Vice President                           Oakbrook Terrace, IL
Judy W. Woolley             Asst. Vice President                           Houston, TX
Cathy Napoli                Assistant Secretary                            Oakbrook Terrace, IL
John Browning               Officer                                        Oakbrook Terrace, IL
Leticia George              Officer                                        Houston, TX
William D. McLaughlin       Officer                                        Houston, TX
Rebecca Newman              Officer                                        Houston, TX
John Yovanovic              Officer                                        Houston, TX

                                   DIRECTORS
                             VAN KAMPEN FUNDS INC.

         NAME                              OFFICE                         LOCATION
         Richard F. Powers III             Chairman & Chief               1 Parkview Plaza
                                           Executive Officer              P.O. Box 5555
                                                                          Oakbrook Terrace, IL 60181-5555

         A. Thomas Smith III               Executive Vice President,      1 Parkview Plaza
                                           General Counsel &              P.O. Box 5555
                                           Secretary                      Oakbrook Terrace, IL 60181-5555

         William R. Rybak                  Executive Vice President,      1 Parkview Plaza
                                           Chief Financial Officer        P.O. Box 5555
                                           & Treasurer                    Oakbrook Terrace, IL 60181-5555

         John H. Zimmerman III             President                      1 Parkview Plaza
                                                                          P.O. Box 5555
                                                                          Oakbrook Terrace, IL 60181-5555

Item 30. LOCATION OF ACCOUNTS AND RECORDS

         John Davis
         Nationwide Life Insurance Company
         One Nationwide Plaza
         Columbus, OH  43215

Item 31. MANAGEMENT SERVICES

         Not Applicable

Item 32. UNDERTAKINGS

         The Registrant hereby undertakes to:

         (a) File a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) Include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

         (c) Deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

         The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code are issued by Nationwide through the Registrant in reliance upon, and in compliance with a no-action letter issued by the staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

         Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

                         INDEPENDENT AUDITORS' CONSENT


The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-3:

We consent to the use of our reports included herein and to the reference to our firm under the heading "Services" in the Statement of Additional Information.


                                                                       KPMG LLP


Columbus, Ohio
April 28, 2000

                                   SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-3, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment-15 and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 20th day of September, 2000


                                            NATIONWIDE VARIABLE ACCOUNT-3
                                     -------------------------------------------
                                                     (Registrant)

                                          NATIONWIDE LIFE INSURANCE COMPANY
                                     -------------------------------------------
                                                     (Depositor)

                                               By/s/ STEVEN SAVINI
                                     -------------------------------------------
                                                 Steven Savini, Esq.


As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons in the capacities indicated on the 20th day of September, 2000.


               SIGNATURE                                 TITLE
LEWIS J. ALPHIN                                        Director
----------------------------------------
Lewis J. Alphin

A. I. BELL                                             Director
----------------------------------------
A. I. Bell

NANCY C. BREIT                                         Director
----------------------------------------
Nancy C. Breit

KENNETH D. DAVIS                                       Director
----------------------------------------
Kenneth D. Davis

KEITH W. ECKEL                                         Director
----------------------------------------
Keith W. Eckel

WILLARD J. ENGEL                                       Director
----------------------------------------
Willard J. Engel

FRED C. FINNEY                                         Director
----------------------------------------
Fred C. Finney

JOSEPH J. GASPER                             President and Chief Operating
----------------------------------------
Joseph J. Gasper                                 Officer and Director

W.G. JURGENSEN                               Chief Executive Officer Elect
----------------------------------------
W.G. Jurgensen                                       and Director

DIMON R. MCFERSON                            Chairman and Chief Executive
----------------------------------------
Dimon R. McFerson                                Officer and Director

DAVID O. MILLER                                Chairman of the Board and
----------------------------------------
David O. Miller                                        Director

YVONNE L. MONTGOMERY                                   Director
----------------------------------------
Yvonne L. Montgomery

ROBERT A. OAKLEY                          Executive Vice President and Chief
----------------------------------------
Robert A. Oakley                                   Financial Officer

RALPH M. PAIGE                                         Director
----------------------------------------
Ralph M. Paige

JAMES F. PATTERSON                                     Director
----------------------------------------
James F. Patterson

ARDEN L. SHISLER                                       Director                         By /s/ STEVEN SAVINI
----------------------------------------                                        --------------------------------------
Arden L. Shisler                                                                            Steven Savini

ROBERT L. STEWART                                      Director                           Attorney-in-Fact
----------------------------------------
Robert L. Stewart